EATON VANCE   MUTUAL FUNDS
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    ANNUAL REPORT MARCH 31, 2001

                                  EATON VANCE                        CALIFORNIA
                                     LIMITED
[CARS ON HIGHWAY]                    MATURITY                           FLORIDA
                                   MUNICIPALS
                                      FUNDS                       MASSACHUSETTS

                                                                     NEW JERSEY

                                                                       NEW YORK

                                                                           OHIO

                                                                   PENNSYLVANIA

[BRIDGE]

Eaton Vance Limited Maturity Municipals Funds as of March 31, 2001

LETTER TO SHAREHOLDERS

[PHOTO OF THOMAS J. FETTER]
THOMAS J. FETTER
PRESIDENT

As most fixed-income investors know, municipal bonds have long occupied a unique position among investment asset classes. Historically, the $1.5 trillion municipal market has financed a broad range of important public projects, including utilities, transportation facilities, hospitals, education, economic development and housing projects. These projects address the needs of local and state communities, generate new employment opportunities and improve the quality of life for many citizens. We thought it might be helpful to shareholders to begin a series of discussions with a broad overview of this vital market.

Revenue Bonds: providing financing
for essential, fee-based services...

Roughly two-thirds of all municipal bond issuance over the past decade has consisted of revenue bonds. These bonds are issued by entities that charge their customers a fee to provide essential services and include a very broad range of issuers. Electric and water utilities, airport and turnpike authorities, housing projects and hospitals are just a few examples of entities that issue revenue bonds. Interest payments to bondholders are paid from user fees paid for services: water bills paid by homeowners; highway tolls paid by motorists; hospital fees paid by patients and health insurers.

Credit quality is, of course, a critical determinant in the municipal market. Municipal bond analysts look for trends that may impact an issuer's revenue base. For revenue bonds, those factors may include shifts in demographics within the customer base, a rise or fall in competitive rates for water or electric power, or changes in insurance reimbursements for medical procedures. Those trends bear close watching, for any significant change may have a major impact on the value of an investment. For example, recent changes in Medicare reimbursement policies have posed a serious threat to the financial soundness of many hospitals across the country and have had a major impact on performance within the hospital sector of the municipal bond market.

General Obligation Bonds:
backed by the "full faith and credit"
of the issuer...

General obligation bonds (GOs) constitute the remaining one-third of the municipal market. Issued by states, counties, cities, towns, and school districts, GOs are backed by the full faith and credit of the issuer, as represented by the unlimited taxing power of the jurisdiction. Because of that taxing power, general obligations are often accorded a fairly high credit quality, dependent, of course, on the creditworthiness of the community in question.

Analysts examine a community's economic base, looking for sound fundamentals and a strong tax revenue base. In cases where that tax base is threatened, credit quality may be jeopardized. For example, New York City was close to bankruptcy in 1975 and its GO bonds performed very poorly. However, as the City's fortunes improved in the 1980s and 1990s, its revenue base improved significantly, leading to an upgrade in its bonds.

Political changes may also affect general obligations. In 1978, California's Proposition 13 severely limited property taxes and capped annual tax increases. As the property tax rebellion spread to other parts of the country, the impact of those changes was felt in the GO market in other states.

We believe that municipal bonds
deserve consideration from today's
investors ...

At Eaton Vance, we have long been a major participant in the municipal market, active in bringing tax-exempt alternatives to investors. While the importance of the municipal market is obvious in the public projects that improve our lives, we believe that municipal bonds can play an equally important role for today's tax-conscious investors. We will continue to seek attractive opportunities in this exciting market.

                             Sincerely,

                             /s/ Thomas J. Fetter

                             Thomas J. Fetter
                             President
                             May 11, 2001

Eaton Vance Limited Maturity Municipals Funds as of March 31, 2001

MARKET RECAP

Economic uncertainty prompted an impressive rally in the fixed-income markets in the second half of 2000 and early 2001, as slower industrial activity combined with weaker consumer demand to dampen the near-term outlook. The equity markets moved dramatically lower, reflecting investors' fears that corporate profits would suffer. However, the bond markets responded favorably to news of a weakening economy.

The Federal Reserve has reversed course in 2001, sharply lowering short-term interest rates...

The Federal Reserve's rate hikes in 1999 and early 2000, part of its anti-inflation efforts, came under increasing scrutiny in late 2000, as the economy slowed measurably. In Congressional testimony, Fed Chairman Greenspan described the economy as generating "near zero growth." The weaker economy was reflected in lower industrial production, declining capital investment and disappointing corporate earnings. Meanwhile, consumers sharply curtailed their spending habits. Not surprisingly, the nation's Gross Domestic Product - a measure of the goods and services produced in the U.S. - registered a mere 1.0% annualized growth rate in the fourth quarter of 2000, according to final Commerce Department figures. That represented the weakest quarterly showing since 1996.

Municipal bonds have mounted an impressive rally in the past year...

In the second half of 2000, the Fed acknowledged the threat of a weakening economy and embarked on an easier monetary policy. From January through April 2001, the Fed took dramatic steps to reinvigorate the economy by lowering, in four separate moves, its benchmark Federal Funds rate by a total of 200 basis points (2.0%). The bond markets, which move in the opposite direction of interest rates, rallied strongly. The Lehman Brothers 7-Year Municipal Bond Index - a broad-based, unmanaged index of intermediate-maturity municipal bonds
- had a total return of 10.15% during the year ended March 31, 2001.*

INTERMEDIATE-TERM MUNICIPAL BONDS YIELD 84% OF TREASURY YIELDS

3.84%                                6.36%
5-Year AAA rated                     Taxable equivalent yield
General Obligation (GO) Bonds*       in 39.6% tax bracket

4.55%
5-Year Treasury Bond

Principal and interest payments of Treasury securities are quaranteed by the U.S government.

*GO yields are a compilation of a representative variety of general obligations and are not necessarily representative of the Funds' yields. Statistics as of March 31, 2001.

Past performance is no guarantee of future results.
Source: Bloomberg, L.P.

A slowing economy has put bonds back
into the spotlight...

The outlook for the municipal bond market will, of course, depend on interest rate trends, the relative strength of the economy and its impact on state and local community finances. However, the Fed's aggressive interest rate cuts, as well as recent layoffs in the industrial and technology sectors, have added to speculation that the economy could be sailing perilously close to a recession. That could negatively impact some municipal issuers, especially in the industrial development bond segment. However, it could also signal still lower interest rates. And, if corporate profits remain under assault, investors may seek refuge in the bond market.

Municipal bond supply represents another encouraging trend. Municipal bond issuance in 2000 fell well below that of the previous year and, thus far in 2001, new issuance has moderated further, creating a more favorable supply-and-demand balance for municipal investors.

While investors will continue to monitor the economy closely, a slower economic environment has historically been favorable for the bond market. Moreover, municipal bonds represent quality in a period of growing uncertainty. We believe that in a changing economy, municipal bonds can provide diversification, attractive income potential and tax efficiency, valuable characteristics for today's investor.

*It is not possible to invest directly in an Index.

Eaton Vance California Limited Maturity Municipals Fund as of March 31, 2001

INVESTMENT UPDATE

[PHOTO OF CYNTHIA J. CLEMSON]
Cynthia J. Clemson
Portfolio Manager

THE ECONOMY
-------------------------------------------------------------------------------
- The California economy continued to create jobs in the past year. While construction remained fairly strong, the technology sector suffered from slower sales of computers and Internet equipment. Rising energy costs reduced the state's budget surplus. Nonetheless, the state's March 2001 jobless rate was 4.7%, down from 5.0% a year ago.

- Escrowed bonds constituted the Portfolio's largest sector weighting at March 31 and provided an attractive income stream. Escrowed issues are those that have been escrowed to maturity and prerefunded to their call dates. Backed by Treasury bonds, they are deemed by investors to be of the very highest quality.

- Special tax revenue bonds were another major weighting of the Portfolio. These issues provided local communities a financing mechanism for a wide variety of public initiatives, including transportation facilities, energy projects and housing developments.

- In a very difficult climate for the state's energy sector, management remained highly selective among its public utility investments. The Portfolio emphasized insured* bonds of utilities that are insulated from the state's ongoing energy crisis.

- California's surging population has resulted in a corresponding increase in the volume of registered vehicles, compounding the state's already-legendary traffic problems. The Portfolio included transportation bonds that addressed the construction and maintenance needs of the state's increasingly burdened highway systems.

--------------------------------------------------------------------------------

(1) These returns do not include the 2.25% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B shares. (2) A portion of the Fund's income may be subject to federal and state income tax and/or federal alternative minimum tax. (3) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value. (4) Taxable-equivalent rates assume maximum 45.22% combined federal and state income tax rate. A lower rate would result in lower tax-equivalent figures. (5) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

THE FUND
--------------------------------------------------------------------------------
- During the year ended March 31, 2001, the Fund's Class A and Class B shares had total returns of 10.54% and 9.77%, respectively.(1) These returns resulted from an increase in net asset value (NAV) per share to $10.26 on March 31, 2001 from $9.70 on March 31, 2000, and the reinvestment of $0.439 and $0.369 per share, respectively, in tax-free income.(2)

- Based on the Fund's most recent dividends and NAVs on March 31, 2001 of $10.26 per share for Class A and Class B, the Fund's distribution rates were 4.29% and 3.61%, respectively. (3) The distribution rates of Class A and Class B are equivalent to taxable rates of 7.83% and 6.59%, respectively.(4)

- The SEC 30-day yields for Class A and B shares at March 31, 2001 were 3.63% and 2.97%, respectively. (5) The SEC 30-day yields of Class A and Class B are equivalent to taxable yields of 6.63% and 5.42%, respectively.(4)

RATING DISTRIBUTION(6)
-------------------------------------------------------------------------------

[CHART]

AAA           69.9%
BBB            6.7%
BB             1.2%
Non-Rated     22.2%

*Private insurance does not decrease the risk of loss of principal associated with this investment.

(6) Rating Distribution is as of 3/31/01 only and may not be representative of the Portfolio's current or future investments. In the opinion of management, 9.7% of the Portfolio's non-rated bonds (22.2%) would, if rated, warrant an investment-grade rating.(7) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 2.25% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 3%-1st year; 2.5%-2nd year; 2%-3rd year; 1%-4th year.

     Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.
--------------------------------------------------------------------------------

FUND INFORMATION
AS OF MARCH 31, 2001

Performance(7)                                        Class A       Class B
--------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
One Year                                               10.54%        9.77%
Five Years                                              N.A.         4.27
Life of Fund+                                           5.25         4.48
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
--------------------------------------------------------------------------------
One Year                                                8.08%        6.77%
Five Years                                              N.A.         4.27
Life of Fund+                                           4.75         4.48

+Inception date: Class A: 6/27/96; Class B: 5/29/92

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EATON VANCE CALIFORNIA LIMITED MATURITY MUNICIPALS FUND CLASS B VS. THE LEHMAN BROTHERS 7-YEAR MUNICIPAL BOND INDEX* MAY 31, 1992 - MARCH 31, 2001

[CHART]

                         EATON VANCE
LEHMAN BROTHERS       CALIFORNIA LIMITED
7-YEAR MUNICIPAL     MATURITY MUNICIPALS
 BOND INDEX              FUND CLASS B
  $17,341                 $14,729

* Source: Tower Data Systems, Bethesda, MD. The chart compares the Fund's total return with that of the Lehman Brothers 7-Year Municipal Bond Index, a broad-based, unmanaged market index. Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. The lines on the chart represent total returns of $10,000 hypothetical investments in the Fund and the Lehman Brothers 7-Year Municipal Bond Index. The Index's total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest directly in an Index. An investment in the Fund's Class A shares on 6/27/96 at net asset value would have been worth $12,759 on March 31, 2001; $12,471, including maximum 2.25% sales charge.

FEDERAL INCOME TAX INFORMATION ON DISTRIBUTIONS. For federal income tax purposes, 98.05% of the total dividends paid by the Fund from net investment income during the year ended March 31, 2001 is designated as an exempt-interest dividend.

Eaton Vance Florida Limited Maturity Municipals Fund as of March 31, 2001

INVESTMENT UPDATE

[PHOTO OF CYNTHIA J. CLEMSON]
Cynthia J. Clemson
Portfolio Manager

THE ECONOMY
--------------------------------------------------------------------------------

- While the pace of growth has eased somewhat, Florida's strong tourism sector has insulated the state from the national slowdown. Unlike most of the region, the state's construction industry was buoyed by commercial demand. The state's March 2001 jobless rate was 3.8%, up from 3.6% a year ago.

- Insured* water and sewer bonds represented the Portfolio's largest sector weighting at March 31. As a result of rapidly growing populations, many Florida communities have been faced with the need to upgrade their water infrastructure. Increased issuance of bonds to finance these projects has provided the Portfolio with some compelling opportunities.

- The Portfolio took advantage of attractive yield opportunities in special tax revenue bonds. Strong demand for housing has fueled development in Florida, with many newer communities issuing Development District bonds. The Portfolio focused on well-positioned communities with sound underlying finances.

- Industrial development revenue bonds (IDR) provided financing for economic initiatives and an excellent source of income for the Portfolio. Investments included a 7.525% coupon Polk County issue for IMC Fertilizer, a leading producer of crop nutrients and animal feed ingredients.

- The Portfolio maintained a well-diversified coupon allocation. Management balanced higher-income issues with interest rate-sensitive, low and zero-coupon issues for appreciation potential. The Portfolio continued its efforts to upgrade call protection.

--------------------------------------------------------------------------------
(1) These returns do not include the 2.25% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. (2) A portion of the Fund's income may be subject to federal and state intangibles tax and/or federal alternative minimum tax.
     (3) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value. (4) Taxable-equivalent rates assume maximum 39.60% combined federal and state income tax rate. A lower rate would result in lower tax-equivalent figures. (5) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

THE FUND
--------------------------------------------------------------------------------

- During the year ended March 31, 2001, the Fund's Class A, Class B and Class C shares had total returns of 9.59%, 8.76% and 8.70%, respectively.(1) For Class A and Class B, these returns resulted from an increase in net asset value (NAV) per share to $10.13 on March 31, 2001 from $9.67 on March 31, 2000, and the reinvestment of $0.444 and $0.369 per share, respectively, in tax-free income. (2) For Class C, this return resulted from an increase in NAV to $9.57 from $9.14, and the reinvestment of $0.349 per share in tax-free income.(2)

- Based on the Fund's most recent dividends and NAVs on March 31, 2001 of $10.13 per share for Class A and Class B and $9.57 for Class C, the Fund's distribution rates were 4.39%, 3.65% and 3.66%, respectively.(3) The distribution rates are equivalent to taxable rates of 7.27%, 6.04% and 6.06%, respectively.(4)

- The SEC 30-day yields for Class A, Class B and Class C shares at March 31, 2001 were 3.62%, 2.96% and 2.96%, respectively. (5) The SEC 30-day yields are equivalent to taxable yields of 5.99%, 4.90% and 4.90%.(4)

RATING DISTRIBUTION(6)
--------------------------------------------------------------------------------

[CHART]

AAA        57.5%
AA         16.3%
A           5.0%
BBB         6.3%
Non-Rated  14.9%

*Private insurance does not decrease the risk of loss of principal associated with this investment.

--------------------------------------------------------------------------------
(6) Rating Distribution is as of 3/31/01 only and may not be representative of the Portfolio's current or future investments. In the opinion of management, 0.0% of the Portfolio's non-rated bonds (14.9%) would, if rated, warrant an investment-grade rating. (7) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 2.25% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 3%-1st year; 2.5%-2nd year; 2%-3rd year; 1%-4th year. 1-year SEC return for Class C reflects 1% CDSC.

     Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.
--------------------------------------------------------------------------------

FUND INFORMATION
AS OF MARCH 31, 2001

Performance(7)                                       Class A  Class B  Class C
--------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
One Year                                               9.59%   8.76%   8.70%
Five Years                                             N.A.    3.78    3.71
Life of Fund+                                          4.76    4.30    3.26

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
--------------------------------------------------------------------------------
One Year                                               7.15%   5.76%   7.70%
Five Years                                             N.A.    3.78    3.71
Life of Fund+                                          4.26    4.30    3.26

+Inception Dates - Class A: 6/27/96; Class B: 5/29/92; Class C: 12/8/93

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EATON VANCE FLORIDA LIMITED MATURITY MUNICIPALS FUND CLASS B VS. THE LEHMAN BROTHERS 7-YEAR MUNICIPAL BOND INDEX* MAY 31, 1992 - MARCH 31, 2001

[CHART]

                         EATON VANCE
LEHMAN BROTHERS        FLORIDA LIMITED
7-YEAR MUNICIPAL     MATURITY MUNICIPALS
 BOND INDEX             FUND CLASS B
  $17,341                 $14,506


* Source: Tower Data Systems, Bethesda, MD. The chart compares the Fund's total return with that of the Lehman Brothers 7-Year Municipal Bond Index, a broad-based, unmanaged market index. Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. The lines on the chart represent total returns of $10,000 hypothetical investments in the Fund and the Lehman Brothers 7-Year Municipal Bond Index. The Index's total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest directly in an Index. An investment in the Fund's Class A shares on 6/27/96 at net asset value would have been worth $12,477 on March 31, 2001; $12,197, including maximum 2.25% sales charge.An investment in the Fund's Class C shares on 12/8/93 at net asset value would have been worth $12,646 on March 31, 2001.

FEDERAL INCOME TAX INFORMATION ON DISTRIBUTIONS. For federal income tax purposes, 99.41% of the total dividends paid by the Fund from net investment income during the year ended March 31, 2001 is designated as an exempt-interest dividend.

Eaton Vance Massachusetts Limited Maturity Municipals Fund as of March 31, 2001

INVESTMENT UPDATE

[PHOTO OF WILLIAM H. AHERN]
William H,. Ahern
Portfolio Manager

THE ECONOMY
--------------------------------------------------------------------------------

- The pace of economic growth slowed in Massachusetts in the past year, amid weak financial markets and a worsening outlook for the technology sector. Not surprisingly, the wage pressures of recent years have abated significantly. The state's March 2001 unemployment rate was 3.1%, well above the 2.6% rate of a year ago.

- Hospital bonds constituted the Portfolio's largest sector weighting at March 31. Given the competitive conditions within the hospital industry, management remained highly selective within the sector. The Portfolio focused on smaller institutions with sound financial underpinning, effective cost controls and a strong market share within their communities.

- Reflecting Massachusetts' commitment to higher education, there have been good opportunities in bonds for colleges and secondary schools. The Portfolio's education bonds included issues for such well-regarded institutions as Boston College, Wentworth Institute of Technology and Belmont Hill School.

- Escrowed bonds remained a major focus of the Portfolio. Because they are backed by Treasury bonds, escrowed bonds are viewed as the highest quality and tend to perform well in a wide range of market conditions.

- Management continued to diversify the Portfolio's investments across sector lines. In addition, management continued to upgrade call protection structure in order to protect against untimely calls and improve the Portfolio's appreciation potential.

--------------------------------------------------------------------------------
(1) These returns do not include the 2.25% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. (2) A portion of the Fund's income may be subject to federal and state income tax and/or federal alternative minimum tax. (3) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value. (4) Taxable-equivalent rates assume maximum 43.13% combined federal and state income tax rate. A lower rate would result in lower tax-equivalent figures. (5) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

THE FUND
--------------------------------------------------------------------------------
- During the year ended March 31, 2001, the Fund's Class A, Class B and Class C shares had total returns of 9.26% 8.19% and 8.49%, respectively.(1) For Class A and Class B, these returns resulted from an increase in net asset value (NAV) per share to $10.11 on March 31, 2001 from $9.68 on March 31, 2000, and the reinvestment of $0.445 and $0.367 per share, respectively, in tax-free income.(2) For Class C, this return resulted from an increase in NAV to $9.68 from $9.26, and the reinvestment of $0.350 per share in tax-free income.(2)

- Based on the Fund's most recent dividends and NAVs on March 31, 2001 of $10.11 per share for Class A and Class B and $9.68 for Class C, the Fund's distribution rates were 4.41%, 3.64% and 3.63%, respectively.(3) The distribution rates are equivalent to taxable rates of 7.75%, 6.40% and 6.38%, respectively.(4)

-    The SEC 30-day yields for Class A, Class B and Class C shares at
     March 31, 2001 were 3.82%, 3.15% and 3.15%, respectively.(5) The SEC 30-day yields are equivalent to taxable yields of 6.72%, 5.54% and 5.54%.(4)

RATING DISTRIBUTION(6)
--------------------------------------------------------------------------------

[CHART]

AAA            35.4%
AA             21.0%
A               9.3%
BBB            28.4%
BB              1.0%
Non-Rated       4.9%

(6) Rating Distribution is as of 3/31/01 only and may not be representative of the Portfolio's current or future investments. In the opinion of management, 0.0% of the Portfolio's non-rated bonds (4.9%) would, if rated, warrant an investment-grade rating. (7) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 2.25% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 3%-1st year; 2.5%-2nd year; 2%-3rd year; 1%-4th year. 1-year SEC return for Class C reflects 1% CDSC.

     Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.
--------------------------------------------------------------------------------

FUND INFORMATION
AS OF MARCH 31, 2001

Performance(7)                                       Class A  Class B   Class C
--------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
One Year                                               9.26%   8.19%   8.49%
Five Years                                             N.A.    3.82    3.81
Life of Fund+                                          4.87    4.26    3.44

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
--------------------------------------------------------------------------------
One Year                                               6.84%   5.41%   7.49%
Five Years                                             N.A.    3.82    3.81
Life of Fund+                                          4.36    4.26    3.44

+Inception Dates - Class A: 6/27/96; Class B: 6/1/92; Class C: 12/8/93

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EATON VANCE MASSACHUSETTS LIMITED MATURITY MUNICIPALS FUND CLASS B VS. THE LEHMAN BROTHERS 7-YEAR MUNICIPAL BOND INDEX* JUNE 30, 1992 - MARCH 31, 2001

[CHART]

                         EATON VANCE
LEHMAN BROTHERS      MASSACHUSETTS LIMITED
7-YEAR MUNICIPAL     MATURITY MUNICIPALS
 BOND INDEX             FUND CLASS B
  $17,070                 $14,400


* Source: Tower Data Systems, Bethesda, MD. The chart compares the Fund's total return with that of the Lehman Brothers 7-Year Municipal Bond Index, a broad-based, unmanaged market index. Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. The lines on the chart represent total returns of $10,000 hypothetical investments in the Fund and the Lehman Brothers 7-Year Municipal Bond Index. The Index's total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest directly in an Index. An investment in the Fund's Class A shares on 6/27/96 at net asset value would have been worth $12,538 on March 31, 2001; $12,255, including maximum 2.25% sales charge. An investment in the Fund's Class C shares on 12/8/93 at net asset value would have been worth $12,808 on March 31, 2001.

FEDERAL INCOME TAX INFORMATION ON DISTRIBUTIONS. For federal income tax purposes, 99.39% of the total dividends paid by the Fund from net investment income during the year ended March 31, 2001 is designated as an exempt-interest dividend.

Eaton Vance New Jersey Limited Maturity Municipals Fund as of March 31, 2001

INVESTMENT UPDATE

[PHOTO OF WILLIAM H. AHERN]
William H. Ahern
Portfolio Manager

THE ECONOMY
--------------------------------------------------------------------------------

- Reflecting national trends, the New Jersey economy posted uneven growth in the past year. While manufacturing registered significant job losses, residential and commercial construction activity remained fairly strong. The state's March 2001 jobless rate was 3.8%, slightly above the 3.6% rate of a year ago.

- Insured general obligations* and uninsured general obligations were the Portfolio's largest sector weightings. A large exposure to high-quality bonds boosted performance, as a decline in interest rates in 2000 and early 2001 prompted a vigorous market rally.

- Hospital bonds were among the Portfolio's largest holdings, with an emphasis on institutions, such as Atlantic City Medical Care Center, with the ability to adapt to changing market conditions. Serving the area since 1898, the Center offers the community advanced services that include cardiology, oncology, radiology and maternal/child services.

- Cogeneration bonds constituted some prominent holdings of the Portfolio and provided an excellent source of income. Cogeneration projects such as Trigen-Trenton have become increasingly adopted as an environment-friendly, alternative energy source.

- Management continued its efforts to improve the Portfolio's call protection. With the decline of interest rates from their highs a decade earlier, many bonds are now approaching call dates. Call protection has therefore become an increasingly important strategic consideration.

--------------------------------------------------------------------------------
(1) These returns do not include the 2.25% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B shares. (2) A portion of the Fund's income may be subject to federal and state income tax and/or federal alternative minimum tax. (3) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value. (4) Taxable-equivalent rates assume maximum 43.45% combined federal and state income tax rate. A lower rate would result in lower tax-equivalent figures. (5) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

THE FUND
--------------------------------------------------------------------------------

- During the year ended March 31, 2001, the Fund's Class A and Class B shares had total returns of 9.04% and 8.41%, respectively.(1) These returns resulted from an increase in net asset value (NAV) per share to $10.18 on March 31, 2001 from $9.78 on March 31, 2000, and the reinvestment of $0.462 and $0.384 per share, respectively, in tax-free income.(2)

- Based on the Fund's most recent dividends and NAVs on March 31, 2001 of $10.18 per share for Class A and Class B, the Fund's distribution rates were 4.55% and 3.78, respectively.(3) The distribution rates of Class A and Class B are equivalent to taxable rates of 8.05% and 6.68%, respectively.(4)

- The SEC 30-day yields for Class A and B shares at March 31, 2001 were 3.57% and 2.91%, respectively. (5) The SEC 30-day yields of Class A and Class B are equivalent to taxable yields of 6.31% and 5.15%, respectively.(4)

RATING DISTRIBUTION(6)
-------------------------------------------------------------------------------

[chart]

AAA           54.6%
AA            14.9%
A              8.6%
BBB           10.3%
BB             2.3%
B              0.9%
Non-Rated      8.4%

*Private insurance does not decrease the risk of loss of principal associated with this investment.

--------------------------------------------------------------------------------

(6) Rating Distribution is as of 3/31/01 only and may not be representative of the Portfolio's current or future investments. In the opinion of management, 3.0% of the Portfolio's non-rated bonds (8.4%) would, if rated, warrant an investment-grade rating. (7) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 2.25% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 3%-1st year; 2.5%-2nd year; 2%-3rd year; 1%-4th year.

     Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.
--------------------------------------------------------------------------------

FUND INFORMATION
AS OF MARCH 31, 2001

Performance(7)                                         Class A        Class B
--------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
-------------------------------------------------------------------------------
One Year                                               9.04%          8.41%
Five Years                                             N.A.           4.04
Life of Fund+                                          5.06           4.37

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
-------------------------------------------------------------------------------
One Year                                               6.54%          5.19%
Five Years                                             N.A.           4.04
Life of Fund+                                          4.56           4.37

+Inception date: Class A: 6/27/96; Class B: 6/1/92


COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EATON VANCE NEW JERSEY LIMITED MATURITY MUNICIPALS FUND CLASS B VS. THE LEHMAN BROTHERS 7-YEAR MUNICIPAL BOND INDEX* JUNE 30, 1992 - MARCH 31, 2001

[CHART]

                         EATON VANCE
LEHMAN BROTHERS       NEW JERSEY LIMITED
7-YEAR MUNICIPAL     MATURITY MUNICIPALS
 BOND INDEX             FUND CLASS B
  $17,070                 $14,541


* Source: Tower Data Systems, Bethesda, MD. The chart compares the Fund's total return with that of the Lehman Brothers 7-Year Municipal Bond Index, a broad-based, unmanaged market index. Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. The lines on the chart represent total returns of $10,000 hypothetical investments in the Fund and the Lehman Brothers 7-Year Municipal Bond Index. The Index's total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest directly in an Index. An investment in the Fund's Class A shares on 6/27/96 at net asset value would have been worth $12,651 on March 31, 2001; $12,366 including maximum 2.25% sales charge.

FEDERAL INCOME TAX INFORMATION ON DISTRIBUTIONS. For federal income tax purposes, 97.69% of the total dividends paid by the Fund from net investment income during the year ended March 31, 2001 is designated as an exempt-interest dividend.

Eaton Vance New York Limited Maturity Municipals Fund as of March 31, 2001

INVESTMENT UPDATE

[PHOTO OF WILLIAM H. AHERN]
William H. Ahern
Portfolio Manager

THE ECONOMY
--------------------------------------------------------------------------------
- The New York economy continued to expand, although at a more moderate pace than a year ago. Despite weaker manufacturing and technology sectors, the labor market remained tight, especially in the financial area. The state's March 2001 jobless rate was 4.0%, down from 4.6% a year ago.

- The Portfolio found good income opportunities among lease revenue bonds, its largest sector weighting at March 31. Lease revenue bonds are a financing tool used to fund the purchase of equipment and facilities and have been key to the financing of utilities and transportation projects in recent years.

- Hospital bonds were among the Portfolio's largest investments. In the very competitive New York hospital market, the Portfolio focused on those institutions with sound financial structures, good management and a favorable demographic base.

- Education bonds, especially New York State Dormitory Authority issues, were again prominently featured among the Portfolio's holdings. The Authority is one of New York State's largest issuers of bonds. In more than fifty years of service, the Authority has become one of the nation's largest financing mechanisms for educational and health care facilities.

- Industrial development revenue bonds (IDR) provided excellent sources of income for the Portfolio. Companies represented in the Portfolio's IDR holdings included Delta Airlines, Inc., American Airlines, Inc. and IBM Corp.

--------------------------------------------------------------------------------
(1) These returns do not include the 2.25% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. (2) A portion of the Fund's income may be subject to federal and state income tax and/or federal alternative minimum tax. (3) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value. (4) Taxable-equivalent rates assume maximum 43.74% combined federal and state income tax rate. A lower rate would result in lower tax-equivalent figures. (5) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

THE FUND
--------------------------------------------------------------------------------
- During the year ended March 31, 2001, the Fund's Class A, Class B and Class C shares had total returns of 10.11%, 9.26% and 9.26%, respectively.(1) For Class A and Class B, these returns resulted from an increase in net asset value (NAV) per share to $10.55 on March 31, 2001 from $10.03 on March 31, 2000, and the reinvestment of $0.469 and $0.389 per share, respectively, in tax-free income.(2) For Class C, this return resulted from an increase in NAV to $10.01 from $9.51, and the reinvestment of $0.362 per share in tax-free income.(2)

- Based on the Fund's most recent dividends and NAVs on March 31, 2001 of $10.55 per share for Class A and Class B and $10.01 for Class C, the Fund's distribution rates were 4.45%, 3.70% and 3.63%, respectively.(3) The distribution rates are equivalent to taxable rates of 7.91%, 6.58% and 6.45%, respectively.(4)

-    The SEC 30-day yields for Class A, Class B and Class C shares at
     March 31, 2001 were 4.22%, 3.46% and 3.56%, respectively.(5) The SEC 30-day yields are equivalent to taxable yields of 7.50%, 6.15% and 6.33%.(4)

Rating Distribution(6)
-------------------------------------------------------------------------------

AAA            19.7%
AA             48.8%
A              14.3%
BBB             8.5%
Non-Rated       8.7%

(6) Rating Distribution is as of 3/31/01 only and may not be representative of the Portfolio's current or future investments. In the opinion of management, 1.0% of the Portfolio's non-rated bonds (8.7%) would, if rated, warrant an investment-grade rating.(7) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 2.25% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 3%-1st year; 2.5%-2nd year; 2%-3rd year; 1%-4th year. 1-year SEC return for Class C reflects 1% CDSC.

     Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.
--------------------------------------------------------------------------------

FUND INFORMATION
AS OF MARCH 31, 2001

Performance(7)                                      Class A  Class B   Class C
--------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
-------------------------------------------------------------------------------
One Year                                            10.11%    9.26%     9.26%
Five Years                                           N.A.     4.65      4.61
Life of Fund+                                        5.71     4.76      3.88
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
-------------------------------------------------------------------------------
One Year                                             7.64%    6.26%     8.26%
Five Years                                           N.A.     4.65      4.61
Life of Fund+                                        5.21     4.76      3.88

+Inception Dates - Class A: 6/27/96; Class B: 5/29/92; Class C: 12/8/93

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EATON VANCE NEW YORK LIMITED MATURITY MUNICIPALS FUND CLASS B VS. THE LEHMAN BROTHERS 7-YEAR MUNICIPAL BOND INDEX* MAY 31, 1992 - MARCH 31, 2001


[CHART]

                         EATON VANCE
LEHMAN BROTHERS        NEW YORK LIMITED
7-YEAR MUNICIPAL     MATURITY MUNICIPALS
 BOND INDEX             FUND CLASS B
  $17,341                 $15,086


* Source: Tower Data Systems, Bethesda, MD. The chart compares the Fund's total return with that of the Lehman Brothers 7-Year Municipal Bond Index, a broad-based, unmanaged market index. Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. The lines on the chart represent total returns of $10,000 hypothetical investments in the Fund and the Lehman Brothers 7-Year Municipal Bond Index. The Index's total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest directly in an Index. An investment in the Fund's Class A shares on 6/27/96 at net asset value would have been worth $13,028 on March 31, 2001; $12,736, including maximum 2.25% sales charge. An investment in the Fund's Class C shares on 12/8/93 at net asset value would have been worth $13,209 on March 31, 2001.

FEDERAL INCOME TAX INFORMATION ON DISTRIBUTIONS. For federal income tax purposes, 99.31% of the total dividends paid by the Fund from net investment income during the year ended March 31, 2001 is designated as an exempt-interest dividend.

Eaton Vance Ohio Limited Maturity Municipals Fund as of March 31, 2001

INVESTMENT UPDATE

[PHOTO OF WILLIAM H. AHERN]
William H. Ahern
Portfolio Manager

THE ECONOMY
--------------------------------------------------------------------------------

- Ohio's economy was noticeably weaker than in recent years. While the retail sector has held up relatively well, industrial areas have been characterized by increasing job layoffs, the result of lower end-market demand. The state's March 2001 jobless rate was 3.5%, a decline from 4.1% a year ago.

- Insured* general obligations (GOs) and uninsured GOs were the Portfolio's largest sector weightings at March 31. Ohio county school district issues represented excellent quality and good liquidity, characteristics prized in any interest rate environment.

- Industrial development bonds (IDR) provided some compelling opportunities for the Portfolio. In a weaker economy, management has remained very selective and emphasized diversification within the IDR segment. The Portfolio's investments included bonds for companies in the metals fabrication, air transportation and entertainment sectors.

- Management remained selective in its hospital sector investments, emphasizing quality institutions such as Firelands Community Hospital, a leading health care provider in Erie County. Firelands has a major market share in its community, offering a range of services that includes cardiopulminary and cancer care, pediatrics, obstetrics, rehabilitation and mental health care.

- Management continued its efforts to upgrade the Portfolio's call protection. With lower rates, there is a growing possibility that some bonds may be called prior to maturity, causing the proceeds to be invested at a lower interest rates. For this reason, management has continued its efforts to improve call protection.

(1) These returns do not include the 2.25% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B shares. (2) A portion of the Fund's income may be subject to federal and state income tax and/or federal alternative minimum tax. (3) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value. (4) Taxable-equivalent rates assume maximum 44.13% combined federal and state income tax rate. A lower rate would result in lower tax-equivalent figures. (5) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

THE FUND
--------------------------------------------------------------------------------
- During the year ended March 31, 2001, the Fund's Class A and Class B shares had total returns of 8.42% and 7.63%, respectively. (1) These returns resulted from an increase in net asset value (NAV) per share to $9.76 on March 31, 2001 from $9.43 on March 31, 2000, and the reinvestment of
     $0.444 and $0.374 per share, respectively, in tax-free income. (2)

- Based on the Fund's most recent dividends and NAVs on March 31, 2001 of $9.76 per share for Class A and Class B, the Fund's distribution rates were 4.56% and 3.84%, respectively. (3) The distribution rates of Class A and Class B are equivalent to taxable rates of 8.16% and 6.87%, respectively.
     (4)

- The SEC 30-day yields for Class A and B shares at March 31, 2001 were 3.59% and 2.93%, respectively. (5) The SEC 30-day yields of Class A and Class B are equivalent to taxable yields of 6.43% and 5.24%, respectively. (4)

RATING DISTRIBUTION(6)
--------------------------------------------------------------------------------

[CHART]

AAA            46.3%
AA             15.6%
A              16.5%
BBB            11.2%
Non-Rated      10.4%

*Private insurance does not decrease the risk of loss of principal associated with this investment.

--------------------------------------------------------------------------------
(6) Rating Distribution is as of 3/31/01 only and may not be representative of the Portfolio's current or future investments. In the opinion of management, 3.6% of the Portfolio's non-rated bonds (10.4%) would, if rated, warrant an investment-grade rating.(7) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 2.25% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 3%-1st year; 2.5%-2nd year; 2%-3rd year; 1%-4th year.

     Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.
--------------------------------------------------------------------------------

FUND INFORMATION
AS OF MARCH 31, 2001

Performance(7)                                         Class A   Class B
--------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
One Year                                               8.42%     7.63%
Five Years                                             N.A.      3.85
Life of Fund+                                          4.49      3.76

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
--------------------------------------------------------------------------------
One Year                                               5.94%     4.63%
Five Years                                             N.A.      3.85
Life of Fund+                                          3.95      3.76

+Inception date: Class A: 10/22/96; Class B: 4/16/93

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EATON VANCE OHIO LIMITED MATURITY MUNICIPALS FUND CLASS B VS. THE LEHMAN BROTHERS 7-YEAR MUNICIPAL BOND INDEX* APRIL 30,1993 - MARCH 31,2001

[CHART]

                         EATON VANCE
LEHMAN BROTHERS         OHIO LIMITED
7-YEAR MUNICIPAL     MATURITY MUNICIPALS
 BOND INDEX             FUND CLASS B
  $15,743                 $13,402


* Source: Tower Data Systems, Bethesda, MD. The chart compares the Fund's total return with that of the Lehman Brothers 7-Year Municipal Bond Index, a broad-based, unmanaged market index. Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. The lines on the chart represent total returns of $10,000 hypothetical investments in the Fund and the Lehman Brothers 7-Year Municipal Bond Index. The Index's total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest directly in an Index. An investment in the Fund's Class A shares on 10/22/96 at net asset value would have been worth $12,154 on March 31, 2001; $11,876, including maximum 2.25% sales charge.

FEDERAL INCOME TAX INFORMATION ON DISTRIBUTIONS. For federal income tax purposes, 99.18% of the total dividends paid by the Fund from net investment income during the year ended March 31, 2001 is designated as an exempt-interest dividend.

Eaton Vance Pennsylvania Limited Maturity Municipals Fund as of March 31, 2001

INVESTMENT UPDATE


[PHOTO OF CYNTHIA J. CLEMSON]
Cynthia J. Clemson
Portfolio Manager

THE ECONOMY
--------------------------------------------------------------------------------

- The Pennsylvania economy registered uneven growth during the past year, echoing trends at the national level. Predictably, manufacturing employment declined, while new job creation was paced by the service sector, The state's March 2001 jobless rate was 4.5%, a jump from 4.0% a year ago.

- Hospital bonds represented the Portfolio's largest sector weighting at March 31. Management continued to avoid the overbedded Philadelphia hospital market, which has remained intensely competitive. The Portfolio emphasized institutions in smaller communities with good underlying fundamentals and key strategic relationships.

- Escrowed bonds also constituted a fairly large commitment. Issued in a higher interest rate climate, the bonds provide above-average income for the Portfolio. Escrowed issues have been escrowd to maturity and pre-refunded to their call dates. Backed by U.S. Treasury securities, they are deemed by investors to be of the highest quality.

- Transportation bonds again figured prominently in the Portfolio. Investments included issues that helped finance the expansion of facilities at Pittsburgh International Airport, Philadelphia International Airport and Erie Municipal Airport.

- The Portfolio maintained a well-diversified coupon allocation. Management balanced higher-income issues with interest rate-sensitive, low and zero-coupon issues for appreciation potential. The Portfolio continued its efforts to upgrade call protection.

(1) These returns do not include the 2.25% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares shares. (2) A portion of the Fund's income may be subject to federal and state income tax and/or federal alternative minimum tax. (3) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value. (4) Taxable-equivalent rates assume maximum 41.29% combined federal and state income tax rate. A lower rate would result in lower tax-equivalent figures. (5) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.


THE FUND
--------------------------------------------------------------------------------
- During the year ended March 31, 2001, the Fund's Class A, Class B and Class C shares had total returns of 8.94%, 8.08% and 8.08%, respectively.(1) For Class A and Class B, these returns resulted from an increase in net asset value (NAV) per share to $10.27 on March 31, 2001 from $9.87 on March 31, 2000, and the reinvestment of $0.460 and $0.381 per share, respectively, in tax-free income.(2) For Class C, this return resulted from an increase in NAV to $9.72 from $9.34, and the reinvestment of $0.359 per share in tax-free income.(2)

- Based on the Fund's most recent dividends and NAVs on March 31, 2001 of $10.27 per share for Class A and Class B and $9.72 for Class C, the Fund's distribution rates were 4.49%, 3.72% and 3.70%, respectively. (3) The distribution rates are equivalent to taxable rates of 7.65%, 6.84% and 6.80%, respectively. (4)

-    The SEC 30-day yields for Class A, Class B and Class C shares at
     March 31, 2001 were 3.90%, 3.25% and 3.24%, respectively. (5) The SEC 30-day yields are equivalent to taxable yields of 6.64%, 5.54% and 5.52%.
     (4)

RATING DISTRIBUTION (6)
--------------------------------------------------------------------------------

[CHART]

AAA            53.0%
A               9.2%
BBB            23.8%
Non-Rated      14.0%


(6) Rating Distribution is as of 3/31/01 only and may not be representative of the Portfolio's current or future investments. In the opinion of management, 3.4% of the Portfolio's non-rated bonds (14.0%) would, if rated, warrant an investment-grade rating. (7) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 2.25% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 3%-1st year; 2.5%-2nd year; 2%-3rd year; 1%-4th year. 1-year SEC return for Class C reflects 1% CDSC.

     Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------

Fund Information
as of March 31, 2001

Performance(7)                                      Class A    Class B   Class C
--------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
One Year                                              8.94%    8.08%      8.08%
Five Years                                            N.A.     4.07       3.99
Life of Fund+                                         5.12     4.51       3.54

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
--------------------------------------------------------------------------------
One Year                                              6.46%    5.08%      7.08%
Five Years                                            N.A.     4.07       3.99
Life of Fund+                                         4.62     4.51       3.54

+Inception Dates - Class A: 6/27/96; Class B: 6/1/92; Class C: 12/8/93


COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EATON VANCE PENNSYLVANIA LIMITED MATURITY MUNICIPALS FUND CLASS B VS. THE LEHMAN BORTHERS 7-YEAR MUNICIPAL BOND INDEX* JUNE 30, 1992 - MARCH 31, 2001

[CHART]

                         EATON VANCE
LEHMAN BROTHERS      PENNSYLVANIA LIMITED
7-YEAR MUNICIPAL     MATURITY MUNICIPALS
 BOND INDEX             FUND CLASS B
  $17,070                 $14,631


* Source: Tower Data Systems, Bethesda, MD. The chart compares the Fund's total return with that of the Lehman Brothers 7-Year Municipal Bond Index, a broad-based, unmanaged market index. Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. The lines on the chart represent total returns of $10,000 hypothetical investments in the Fund and the Lehman Brothers 7-Year Municipal Bond Index. The Index's total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest directly in an Index. An investment in the Fund's Class A shares on 6/27/96 at net asset value would have been worth $12,683 on March 31, 2001; $12,399, including maximum 2.25% sales charge. An investment in the Fund's Class C shares on 12/8/93 at net asset value would have been worth $12,894 on March 31, 2001.

FEDERAL INCOME TAX INFORMATION ON DISTRIBUTIONS. For federal income tax purposes, 100.00% of the total dividends paid by the Fund from net investment income during the year ended March 31, 2001 is designated as an exempt-interest dividend.

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF MARCH 31, 2001

FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES

AS OF MARCH 31, 2001

                                 CALIFORNIA     FLORIDA     MASSACHUSETTS
                                LIMITED FUND  LIMITED FUND  LIMITED FUND
-------------------------------------------------------------------------
Assets
-------------------------------------------------------------------------
Investment in Limited Maturity
   Municipals Portfolio --
   Identified cost              $20,538,529   $38,171,496    $36,641,663
   Unrealized appreciation          974,458     1,280,226        972,373
-------------------------------------------------------------------------
TOTAL INVESTMENT IN PORTFOLIO,
   AT VALUE                     $21,512,987   $39,451,722    $37,614,036
-------------------------------------------------------------------------
Receivable for Fund shares
   sold                         $        --   $       100    $       690
-------------------------------------------------------------------------
TOTAL ASSETS                    $21,512,987   $39,451,822    $37,614,726
-------------------------------------------------------------------------
Liabilities
-------------------------------------------------------------------------
Payable for Fund shares
   redeemed                     $       500   $    98,361    $    11,894
Dividends payable                    36,032        71,491         62,202
Payable to affiliate for
   service fees                          --           322            318
Accrued expenses                      8,651        14,289         13,564
-------------------------------------------------------------------------
TOTAL LIABILITIES               $    45,183   $   184,463    $    87,978
-------------------------------------------------------------------------
NET ASSETS                      $21,467,804   $39,267,359    $37,526,748
-------------------------------------------------------------------------
Sources of Net Assets
-------------------------------------------------------------------------
Paid-in capital                 $22,748,798   $41,644,083    $38,431,636
Accumulated net realized loss
   from Portfolio (computed on
   the basis of
   identified cost)              (2,214,735)   (3,591,667)    (1,935,603)
Accumulated undistributed
   (distributions in excess
   of) net investment income        (40,717)      (65,283)        58,342
Net unrealized appreciation
   from Portfolio (computed on
   the basis of
   identified cost)                 974,458     1,280,226        972,373
-------------------------------------------------------------------------
TOTAL                           $21,467,804   $39,267,359    $37,526,748
-------------------------------------------------------------------------
Class A Shares
-------------------------------------------------------------------------
NET ASSETS                      $19,577,896   $31,753,844    $32,736,013
SHARES OUTSTANDING                1,907,926     3,135,068      3,236,543
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE
   (net assets  DIVIDED BY
      shares of beneficial
      interest outstanding)     $     10.26   $     10.13    $     10.11
MAXIMUM OFFERING PRICE PER
   SHARE
   (100  DIVIDED BY 97.75 of
      net asset value per
      share)                    $     10.50   $     10.36    $     10.34
-------------------------------------------------------------------------
Class B Shares
-------------------------------------------------------------------------
NET ASSETS                      $ 1,889,908   $ 4,904,985    $ 2,217,814
SHARES OUTSTANDING                  184,219       484,278        219,271
NET ASSET VALUE, OFFERING
   PRICE AND REDEMPTION PRICE
   PER SHARE
   (net assets  DIVIDED BY
      shares of beneficial
      interest outstanding)     $     10.26   $     10.13    $     10.11
-------------------------------------------------------------------------
Class C Shares
-------------------------------------------------------------------------
NET ASSETS                      $        --   $ 2,608,530    $ 2,572,921
SHARES OUTSTANDING                       --       272,472        265,793
NET ASSET VALUE, OFFERING
   PRICE AND REDEMPTION PRICE
   PER SHARE
   (net assets  DIVIDED BY
      shares of beneficial
      interest outstanding)     $        --   $      9.57    $      9.68
-------------------------------------------------------------------------

 On sales of $100,000 or more, the offering price of Class A shares is reduced.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF MARCH 31, 2001

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF ASSETS AND LIABILITIES

AS OF MARCH 31, 2001

                                 NEW JERSEY     NEW YORK        OHIO      PENNSYLVANIA
                                LIMITED FUND  LIMITED FUND  LIMITED FUND  LIMITED FUND
--------------------------------------------------------------------------------------
Assets
--------------------------------------------------------------------------------------
Investment in Limited Maturity
   Municipals Portfolio --
   Identified cost              $31,807,222   $48,147,103   $16,415,945   $34,709,188
   Unrealized appreciation        1,530,062     2,423,370       220,296       872,575
--------------------------------------------------------------------------------------
TOTAL INVESTMENT IN PORTFOLIO,
   AT VALUE                     $33,337,284   $50,570,473   $16,636,241   $35,581,763
--------------------------------------------------------------------------------------
Receivable for Fund shares
   sold                         $   100,000   $   200,000   $        --   $    33,441
--------------------------------------------------------------------------------------
TOTAL ASSETS                    $33,437,284   $50,770,473   $16,636,241   $35,615,204
--------------------------------------------------------------------------------------
Liabilities
--------------------------------------------------------------------------------------
Payable for Fund shares
   redeemed                     $        --   $    59,320   $    26,065   $        --
Dividends payable                    57,414        88,037        36,772        63,409
Payable to affiliate for
   service fees                          --           290            --            --
Accrued expenses                     14,219        14,483         8,230        13,092
--------------------------------------------------------------------------------------
TOTAL LIABILITIES               $    71,633   $   162,130   $    71,067   $    76,501
--------------------------------------------------------------------------------------
NET ASSETS                      $33,365,651   $50,608,343   $16,565,174   $35,538,703
--------------------------------------------------------------------------------------
Sources of Net Assets
--------------------------------------------------------------------------------------
Paid-in capital                 $33,930,153   $49,462,967   $17,661,809   $35,971,757
Accumulated net realized loss
   from Portfolio (computed on
   the basis of
   identified cost)              (2,076,833)   (1,211,219)   (1,362,426)   (1,371,984)
Accumulated undistributed
   (distributions in excess
   of) net investment income        (17,731)      (66,775)       45,495        66,355
Net unrealized appreciation
   from Portfolio (computed on
   the basis of
   identified cost)               1,530,062     2,423,370       220,296       872,575
--------------------------------------------------------------------------------------
TOTAL                           $33,365,651   $50,608,343   $16,565,174   $35,538,703
--------------------------------------------------------------------------------------
Class A Shares
--------------------------------------------------------------------------------------
NET ASSETS                      $30,889,347   $43,834,740   $15,046,253   $28,839,661
SHARES OUTSTANDING                3,034,837     4,155,106     1,541,039     2,809,217
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE
   (net assets  DIVIDED BY
      shares of beneficial
      interest outstanding)     $     10.18   $     10.55   $      9.76   $     10.27
MAXIMUM OFFERING PRICE PER
   SHARE
   (100  DIVIDED BY 97.75 of
      net asset value per
      share)                    $     10.41   $     10.79   $      9.98   $     10.51
--------------------------------------------------------------------------------------
Class B Shares
--------------------------------------------------------------------------------------
NET ASSETS                      $ 2,476,304   $ 4,226,938   $ 1,518,921   $ 2,286,308
SHARES OUTSTANDING                  243,284       400,694       155,581       222,689
NET ASSET VALUE, OFFERING
   PRICE AND REDEMPTION PRICE
   PER SHARE
   (net assets  DIVIDED BY
      shares of beneficial
      interest outstanding)     $     10.18   $     10.55   $      9.76   $     10.27
--------------------------------------------------------------------------------------
Class C Shares
--------------------------------------------------------------------------------------
NET ASSETS                      $        --   $ 2,546,665   $        --   $ 4,412,734
SHARES OUTSTANDING                       --       254,472            --       453,933
NET ASSET VALUE, OFFERING
   PRICE AND REDEMPTION PRICE
   PER SHARE
   (net assets  DIVIDED BY
      shares of beneficial
      interest outstanding)     $        --   $     10.01   $        --   $      9.72
--------------------------------------------------------------------------------------

 On sales of $100,000 or more, the offering price of Class A shares is reduced.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF MARCH 31, 2001

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED MARCH 31, 2001

       CALIFORNIA     FLORIDA     MASSACHUSETTS
      LIMITED FUND  LIMITED FUND  LIMITED FUND
  ---------------------------------------------
  Investment
    Income
  ---------------------------------------------
  Interest
  allocated
     from
  Portfolio  $1,183,724  $2,267,293  $2,231,694
  Expenses
  allocated
     from
  Portfolio    (140,286)    (243,664)    (233,942)
  ---------------------------------------------
  NET
  INVESTMENT
     INCOME
     FROM
   PORTFOLIO  $1,043,438  $2,023,629  $1,997,752
  ---------------------------------------------

  Expenses
  ---------------------------------------------
  Trustees'
     fees
     and
   expenses  $      189  $      224  $      188
  Distribution
     and
     service
     fees
     Class
        A      29,946      50,580      51,991
     Class
        B      16,660      43,127      19,471
     Class
        C          --      24,416      25,790
  Legal
    and
    accounting
     services      14,161      16,461      17,304
  Printing
     and
   postage       3,778       7,036       7,885
  Custodian
     fee       5,165       6,303        5,256
  Transfer
     and
  dividend
  disbursing
     agent
     fees      17,400      32,483      31,656
  Registration
     fees       1,501       8,782       4,590
  Miscellaneous       3,426       5,731       6,115
  ---------------------------------------------
  TOTAL
  EXPENSES  $   92,226  $  195,143  $  170,246
  ---------------------------------------------

  NET
  INVESTMENT
     INCOME  $  951,212  $1,828,486  $1,827,506
  ---------------------------------------------

  Realized and
  Unrealized Gain
  (Loss) from
  Portfolio
  ---------------------------------------------
  Net
  realized
     gain
    (loss)
     --
     Investment
   transactions
    (identified
        cost
        basis)  $  (27,187)  $  (60,218)  $ (113,629)
     Financial
       futures
     contracts    (104,523)     (74,924)     (37,782)
  ---------------------------------------------
  NET
  REALIZED
     LOSS  $ (131,710)  $ (135,142)  $ (151,411)
  ---------------------------------------------
  Change
     in
     unrealized
   appreciation
   (depreciation) --
     Investments
     (identified
        cost
        basis)  $1,318,127  $2,005,980  $1,733,272
     Financial
       futures
     contracts      17,734       1,157      33,697
  ---------------------------------------------
  NET
  CHANGE
     IN
     UNREALIZED
     APPRECIATION (DEPRECIATION)   $1,335,861  $2,007,137  $1,766,969
  ---------------------------------------------

  NET
  REALIZED
     AND
     UNREALIZED
     GAIN  $1,204,151  $1,871,995  $1,615,558
  ---------------------------------------------

  NET
  INCREASE
     IN
     NET
    ASSETS
     FROM
     OPERATIONS  $2,155,363  $3,700,481  $3,443,064
  ---------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF MARCH 31, 2001

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED MARCH 31, 2001

       NEW JERSEY     NEW YORK        OHIO      PENNSYLVANIA
      LIMITED FUND  LIMITED FUND  LIMITED FUND  LIMITED FUND
  ----------------------------------------------------------
  Investment
    Income
  ----------------------------------------------------------
  Interest
  allocated
     from
  Portfolio  $1,926,411  $2,774,313  $  978,022  $2,062,603
  Expenses
  allocated
     from
  Portfolio    (208,273)    (295,362)    (127,733)    (222,901)
  ----------------------------------------------------------
  NET
  INVESTMENT
     INCOME
     FROM
   PORTFOLIO  $1,718,138  $2,478,951  $  850,289  $1,839,702
  ----------------------------------------------------------

  Expenses
  ----------------------------------------------------------
  Trustees'
     fees
     and
   expenses  $      216  $    1,197  $      214  $      189
  Distribution
     and
     service
     fees
     Class
        A      47,056      66,298      23,237        45,122
     Class
        B      22,099      37,827      15,844        20,006
     Class
        C          --      17,802          --        36,416
  Legal
    and
    accounting
     services      16,351      16,621      14,741      15,890
  Printing
     and
   postage       7,499      10,427       4,049        7,606
  Custodian
     fee       6,905       6,991        4,827         5,209
  Transfer
     and
  dividend
  disbursing
     agent
     fees      28,475      44,697      11,947        32,970
  Registration
     fees       2,245       3,801       4,624         1,753
  Miscellaneous       5,317       6,816       2,798       6,187
  ----------------------------------------------------------
  TOTAL
  EXPENSES  $  136,163  $  212,477  $   82,281   $  171,348
  ----------------------------------------------------------

  NET
  INVESTMENT
     INCOME  $1,581,975  $2,266,474  $  768,008  $1,668,354
  ----------------------------------------------------------

  Realized and
  Unrealized Gain
  (Loss) from
  Portfolio
  ----------------------------------------------------------
  Net
  realized
     gain
     (loss) --
     Investment
   transactions
    (identified
        cost
        basis)  $   77,547  $  145,859  $  (33,635)  $  (28,505)
     Financial
       futures
     contracts     (20,228)     (30,010)     (16,622)     (59,666)
  ----------------------------------------------------------
  NET
  REALIZED
     GAIN
    (LOSS)  $   57,319  $  115,849  $  (50,257)  $  (88,171)
  ----------------------------------------------------------
  Change
     in
     unrealized
   appreciation
   (depreciation) --
     Investments
     (identified
        cost
        basis)  $1,233,511  $2,378,962  $  643,991  $1,449,293
     Financial
       futures
     contracts      23,469      36,709      14,465       4,413
  ----------------------------------------------------------
  NET
  CHANGE
     IN
     UNREALIZED
     APPRECIATION (DEPRECIATION)   $1,256,980  $2,415,671  $  658,456  $1,453,706
  ----------------------------------------------------------

  NET
  REALIZED
     AND
     UNREALIZED
     GAIN  $1,314,299  $2,531,520  $  608,199    $1,365,535
  ----------------------------------------------------------

  NET
  INCREASE
     IN
     NET
    ASSETS
     FROM
     OPERATIONS  $2,896,274  $4,797,994  $1,376,207  $3,033,889
  ----------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF MARCH 31, 2001

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED MARCH 31, 2001

                                      CALIFORNIA     FLORIDA     MASSACHUSETTS
  INCREASE (DECREASE) IN NET ASSETS  LIMITED FUND  LIMITED FUND  LIMITED FUND
  ----------------------------------------------------------------------------
  From operations --
     Net investment income           $   951,212   $ 1,828,486    $ 1,827,506
     Net realized loss                  (131,710)     (135,142)      (151,411)
     Net change in unrealized
       appreciation (depreciation)     1,335,861     2,007,137      1,766,969
  ----------------------------------------------------------------------------
  NET INCREASE IN NET ASSETS FROM
     OPERATIONS                      $ 2,155,363   $ 3,700,481    $ 3,443,064
  ----------------------------------------------------------------------------
  Distributions to shareholders --
     From net investment income
        Class A                      $  (882,817)  $(1,526,338)   $(1,572,032)
        Class B                          (68,184)     (180,106)       (80,547)
        Class C                               --      (102,248)      (107,486)
     In excess of net
        investment income
        Class B                             (672)           --             --
  ----------------------------------------------------------------------------
  TOTAL DISTRIBUTIONS TO
     SHAREHOLDERS                    $  (951,673)  $(1,808,692)   $(1,760,065)
  ----------------------------------------------------------------------------
  Transactions in shares of
     beneficial interest --
     Proceeds from sale of shares
        Class A                      $   481,153   $   947,325    $   726,892
        Class B                          622,022       502,036        608,086
        Class C                               --     1,209,444        235,767
     Net asset value of shares
        issued to shareholders in
        payment of
        distributions declared
        Class A                          377,185       633,497        860,804
        Class B                           18,885        40,996         54,012
        Class C                               --        27,465         48,018
     Cost of shares redeemed
        Class A                       (2,831,008)   (8,322,618)    (7,732,008)
        Class B                         (940,389)     (769,542)      (538,916)
        Class C                               --    (1,697,338)    (2,390,126)
  ----------------------------------------------------------------------------
  NET DECREASE IN NET ASSETS FROM
     FUND SHARE TRANSACTIONS         $(2,272,152)  $(7,428,735)   $(8,127,471)
  ----------------------------------------------------------------------------

  NET DECREASE IN NET ASSETS         $(1,068,462)  $(5,536,946)   $(6,444,472)
  ----------------------------------------------------------------------------

  Net Assets
  ----------------------------------------------------------------------------
  At beginning of year               $22,536,266   $44,804,305    $43,971,220
  ----------------------------------------------------------------------------
  AT END OF YEAR                     $21,467,804   $39,267,359    $37,526,748
  ----------------------------------------------------------------------------

  Accumulated undistributed
  (distributions in excess of) net
  investment income included in net assets
  ----------------------------------------------------------------------------
  AT END OF YEAR                     $   (40,717)  $   (65,283)   $    58,342
  ----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF MARCH 31, 2001

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED MARCH 31, 2001

                                      NEW JERSEY     NEW YORK        OHIO      PENNSYLVANIA
  INCREASE (DECREASE) IN NET ASSETS  LIMITED FUND  LIMITED FUND  LIMITED FUND  LIMITED FUND
  -----------------------------------------------------------------------------------------
  From operations --
     Net investment income           $ 1,581,975   $ 2,266,474   $   768,008   $ 1,668,354
     Net realized gain (loss)             57,319       115,849       (50,257)      (88,171)
     Net change in unrealized
       appreciation (depreciation)     1,256,980     2,415,671       658,456     1,453,706
  -----------------------------------------------------------------------------------------
  NET INCREASE IN NET ASSETS FROM
     OPERATIONS                      $ 2,896,274   $ 4,797,994   $ 1,376,207   $ 3,033,889
  -----------------------------------------------------------------------------------------
  Distributions to shareholders --
     From net investment income
        Class A                      $(1,463,704)  $(2,031,728)  $  (701,339)  $(1,384,947)
        Class B                          (94,945)     (159,930)      (69,202)      (84,715)
        Class C                               --       (73,790)           --      (153,476)
     In excess of net investment
        income
        Class A                               --            --       (20,588)           --
  -----------------------------------------------------------------------------------------
  TOTAL DISTRIBUTIONS TO
     SHAREHOLDERS                    $(1,558,649)  $(2,265,448)  $  (791,129)  $(1,623,138)
  -----------------------------------------------------------------------------------------
  Transactions in shares of
     beneficial interest --
     Proceeds from sale of shares
        Class A                      $   592,334   $   829,010   $   165,271   $   408,822
        Class B                        1,181,705       568,952        63,342       483,576
        Class C                               --     1,116,714            --       966,588
     Net asset value of shares
        issued to shareholders in
        payment of
        distributions declared
        Class A                          919,142     1,121,123       455,131       579,188
        Class B                           57,341        97,847        39,089        47,833
        Class C                               --        51,599            --        91,619
     Cost of shares redeemed
        Class A                       (4,567,466)   (6,093,896)   (2,860,650)   (5,168,514)
        Class B                       (1,136,166)     (617,142)     (683,673)     (752,765)
        Class C                               --      (452,681)           --    (1,023,747)
  -----------------------------------------------------------------------------------------
  NET DECREASE IN NET ASSETS FROM
     FUND SHARE TRANSACTIONS         $(2,953,110)  $(3,378,474)  $(2,821,490)  $(4,367,400)
  -----------------------------------------------------------------------------------------

  NET DECREASE IN NET ASSETS         $(1,615,485)  $  (845,928)  $(2,236,412)  $(2,956,649)
  -----------------------------------------------------------------------------------------

  Net Assets
  -----------------------------------------------------------------------------------------
  At beginning of year               $34,981,136   $51,454,271   $18,801,586   $38,495,352
  -----------------------------------------------------------------------------------------
  AT END OF YEAR                     $33,365,651   $50,608,343   $16,565,174   $35,538,703
  -----------------------------------------------------------------------------------------

  Accumulated undistributed
  (distributions in excess of) net
  investment income included in net assets
  -----------------------------------------------------------------------------------------
  AT END OF YEAR                     $   (17,731)  $   (66,775)  $    45,495   $    66,355
  -----------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF MARCH 31, 2001

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED MARCH 31, 2000

                                      CALIFORNIA     FLORIDA     MASSACHUSETTS
  INCREASE (DECREASE) IN NET ASSETS  LIMITED FUND  LIMITED FUND  LIMITED FUND
  ----------------------------------------------------------------------------
  From operations --
     Net investment income           $ 1,120,349   $  2,274,286   $ 2,128,241
     Net realized gain                    74,516        156,957        55,649
     Net change in unrealized
       appreciation (depreciation)    (1,813,400)    (3,456,340)   (3,187,737)
  ----------------------------------------------------------------------------
  NET DECREASE IN NET ASSETS FROM
     OPERATIONS                      $  (618,535)  $ (1,025,097)  $(1,003,847)
  ----------------------------------------------------------------------------
  Distributions to shareholders --
     From net investment income
        Class A                      $(1,052,128)  $ (1,955,213)  $(1,821,278)
        Class B                          (82,331)      (200,764)      (90,577)
        Class C                               --       (134,482)     (176,411)
     In excess of net investment
        income
        Class A                          (12,866)            --            --
        Class B                           (2,761)        (1,305)           --
  ----------------------------------------------------------------------------
  TOTAL DISTRIBUTIONS TO
     SHAREHOLDERS                    $(1,150,086)  $ (2,291,764)  $(2,088,266)
  ----------------------------------------------------------------------------
  Transactions in shares of
     beneficial interest --
     Proceeds from sale of shares
        Class A                      $   886,377   $  3,665,937   $ 5,334,999
        Class B                          800,153      1,462,072     1,175,085
        Class C                               --      1,222,113     1,299,646
     Net asset value of shares
        issued to shareholders in
        payment of
        distributions declared
        Class A                          449,095        774,887       978,392
        Class B                           33,184         49,957        60,905
        Class C                               --         47,478       104,816
     Cost of shares redeemed
        Class A                       (5,428,140)   (14,101,420)   (9,718,317)
        Class B                       (1,004,654)    (2,592,550)   (1,815,073)
        Class C                               --     (2,038,651)   (1,758,342)
     Net asset value of shares
        exchanged
        Class A                          291,488      1,572,009     1,179,357
        Class B                         (291,488)    (1,572,009)   (1,179,357)
  ----------------------------------------------------------------------------
  NET DECREASE IN NET ASSETS FROM
     FUND SHARE TRANSACTIONS         $(4,263,985)  $(11,510,177)  $(4,337,889)
  ----------------------------------------------------------------------------

  NET DECREASE IN NET ASSETS         $(6,032,606)  $(14,827,038)  $(7,430,002)
  ----------------------------------------------------------------------------
  Net Assets
  ----------------------------------------------------------------------------
  At beginning of year               $28,568,872   $ 59,631,343   $51,401,222
  ----------------------------------------------------------------------------
  AT END OF YEAR                     $22,536,266   $ 44,804,305   $43,971,220
  ----------------------------------------------------------------------------
  Accumulated distributions in
  excess of net investment income
  included in net assets
  ----------------------------------------------------------------------------
  AT END OF YEAR                     $   (40,256)  $    (85,077)  $    (9,099)
  ----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF MARCH 31, 2001

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED MARCH 31, 2000

                                      NEW JERSEY     NEW YORK        OHIO      PENNSYLVANIA
  INCREASE (DECREASE) IN NET ASSETS  LIMITED FUND  LIMITED FUND  LIMITED FUND  LIMITED FUND
  -----------------------------------------------------------------------------------------
  From operations --
     Net investment income           $ 1,716,631   $  2,614,034  $   949,264   $  2,019,168
     Net realized gain (loss)            167,593        231,736       34,364       (216,586)
     Net change in unrealized
       appreciation (depreciation)    (2,210,367)    (3,419,072)  (1,507,594)    (2,749,901)
  -----------------------------------------------------------------------------------------
  NET DECREASE IN NET ASSETS FROM
     OPERATIONS                      $  (326,143)  $   (573,302) $  (523,966)  $   (947,319)
  -----------------------------------------------------------------------------------------
  Distributions to shareholders --
     From net investment income
        Class A                      $(1,618,828)  $ (2,382,030) $  (870,702)  $ (1,683,922)
        Class B                          (98,720)      (160,481)     (81,027)      (108,465)
        Class C                               --        (78,987)          --       (181,934)
     In excess of net investment
        income
        Class A                               --             --      (15,645)            --
  -----------------------------------------------------------------------------------------
  TOTAL DISTRIBUTIONS TO
     SHAREHOLDERS                    $(1,717,548)  $ (2,621,498) $  (967,374)  $ (1,974,321)
  -----------------------------------------------------------------------------------------
  Transactions in shares of
     beneficial interest --
     Proceeds from sale of shares
        Class A                      $ 3,417,910   $  4,455,767  $   753,933   $  1,768,469
        Class B                          521,641      1,405,540      534,144        629,495
        Class C                               --        718,914           --        454,871
     Net asset value of shares
        issued to shareholders in
        payment of
        distributions declared
        Class A                        1,040,455      1,353,909      565,177        742,431
        Class B                           62,991        107,185       43,923         68,419
        Class C                               --         53,044           --        123,368
     Cost of shares redeemed
        Class A                       (6,440,669)   (15,047,199)  (3,584,355)    (9,285,512)
        Class B                       (1,224,409)    (2,404,216)    (599,408)    (1,871,315)
        Class C                               --     (1,672,169)          --     (1,850,588)
     Net asset value of shares
        exchanged
        Class A                          642,388      1,413,087      194,199      1,119,696
        Class B                         (642,388)    (1,413,087)    (194,199)    (1,119,696)
  -----------------------------------------------------------------------------------------
  NET DECREASE IN NET ASSETS FROM
     FUND SHARE TRANSACTIONS         $(2,622,081)  $(11,029,225) $(2,286,586)  $ (9,220,362)
  -----------------------------------------------------------------------------------------

  NET DECREASE IN NET ASSETS         $(4,665,772)  $(14,224,025) $(3,777,926)  $(12,142,002)
  -----------------------------------------------------------------------------------------
  Net Assets
  -----------------------------------------------------------------------------------------
  At beginning of year               $39,646,908   $ 65,678,296  $22,579,512   $ 50,637,354
  -----------------------------------------------------------------------------------------
  AT END OF YEAR                     $34,981,136   $ 51,454,271  $18,801,586   $ 38,495,352
  -----------------------------------------------------------------------------------------
  Accumulated undistributed
  (distributions in excess of) net
  investment income included in net assets
  -----------------------------------------------------------------------------------------
  AT END OF YEAR                     $   (41,057)  $    (67,801) $    68,616   $     21,139
  -----------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF MARCH 31, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                 CALIFORNIA LIMITED FUND -- CLASS A
                                  -----------------------------------------------------------------
                                                        YEAR ENDED MARCH 31,
                                  -----------------------------------------------------------------
                                    2001(1)        2000(1)        1999        1998        1997(2)
---------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                          $ 9.700        $10.350      $10.330     $ 9.980       $ 9.940
---------------------------------------------------------------------------------------------------

Income (loss) from operations
---------------------------------------------------------------------------------------------------
Net investment income               $ 0.440        $ 0.440      $ 0.453     $ 0.459       $ 0.363
Net realized and unrealized
   gain (loss)                        0.559         (0.640)       0.030       0.362         0.037(3)
---------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                       $ 0.999        $(0.200)     $ 0.483     $ 0.821       $ 0.400
---------------------------------------------------------------------------------------------------

Less distributions
---------------------------------------------------------------------------------------------------
From net investment income          $(0.439)       $(0.445)     $(0.463)    $(0.459)      $(0.360)
In excess of net investment
   income                                --         (0.005)          --(4)   (0.012)           --
---------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                 $(0.439)       $(0.450)     $(0.463)    $(0.471)      $(0.360)
---------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR      $10.260        $ 9.700      $10.350     $10.330       $ 9.980
---------------------------------------------------------------------------------------------------

TOTAL RETURN(5)                       10.54%         (1.88)%       4.56%       8.56%         3.84%
---------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
---------------------------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                         $19,578        $20,448      $26,170     $25,780       $14,718
Ratios (As a percentage of
   average daily net assets):
   Expenses(6)                         1.03%          1.04%        0.95%       0.96%         0.90%(7)
   Expenses after custodian
      fee reduction(6)                 1.00%          1.04%        0.94%       0.94%         0.89%(7)
   Net investment income               4.42%          4.48%        4.37%       4.51%         4.76%(7)
Portfolio Turnover                        8%            13%          29%         40%           57%
---------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) For the period from the commencement of offering of Class A shares, June 27, 1996, to March 31, 1997.
 (3) The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
 (4) Distributions in excess of net investment income are less than $0.001 per share.
 (5) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (6) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (7)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF MARCH 31, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                   CALIFORNIA LIMITED FUND -- CLASS B
                                  --------------------------------------------------------------------
                                                          YEAR ENDED MARCH 31,
                                  --------------------------------------------------------------------
                                    2001(1)        2000(1)        1999(1)        1998(1)        1997
------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                          $ 9.700        $10.350        $10.330        $ 9.980      $10.080
------------------------------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------------------------------
Net investment income               $ 0.365        $ 0.366        $ 0.382        $ 0.386      $ 0.393
Net realized and unrealized
   gain (loss)                        0.564         (0.636)         0.025          0.362       (0.097)
------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                       $ 0.929        $(0.270)       $ 0.407        $ 0.748      $ 0.296
------------------------------------------------------------------------------------------------------

Less distributions
------------------------------------------------------------------------------------------------------
From net investment income          $(0.365)       $(0.368)       $(0.382)       $(0.386)     $(0.393)
In excess of net investment
   income                            (0.004)        (0.012)        (0.005)        (0.012)      (0.003)
------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                 $(0.369)       $(0.380)       $(0.387)       $(0.398)     $(0.396)
------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR      $10.260        $ 9.700        $10.350        $10.330      $ 9.980
------------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                        9.77%         (2.58)%         3.99%          7.60%        2.99%
------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                         $ 1,890        $ 2,088        $ 2,399        $ 5,316      $25,386
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                         1.78%          1.79%          1.62%          1.76%        1.71%
   Expenses after custodian
      fee reduction(3)                 1.75%          1.79%          1.61%          1.74%        1.70%
   Net investment income               3.68%          3.73%          3.71%          3.76%        3.91%
Portfolio Turnover                        8%            13%            29%            40%          57%
------------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF MARCH 31, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                    FLORIDA LIMITED FUND -- CLASS A
                                  --------------------------------------------------------------------
                                                          YEAR ENDED MARCH 31,
                                  --------------------------------------------------------------------
                                    2001(1)        2000(1)        1999(1)        1998        1997(2)
------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                          $ 9.670        $10.270        $10.290      $ 9.980       $10.030
------------------------------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------------------------------
Net investment income               $ 0.449        $ 0.448        $ 0.453      $ 0.465       $ 0.357
Net realized and unrealized
   gain (loss)                        0.455         (0.597)        (0.018)       0.307        (0.049)
------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                       $ 0.904        $(0.149)       $ 0.435      $ 0.772       $ 0.308
------------------------------------------------------------------------------------------------------

Less distributions
------------------------------------------------------------------------------------------------------
From net investment income          $(0.444)       $(0.451)       $(0.455)     $(0.462)      $(0.357)
In excess of net investment
   income                                --             --             --           --        (0.001)
------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                 $(0.444)       $(0.451)       $(0.455)     $(0.462)      $(0.358)
------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR      $10.130        $ 9.670        $10.270      $10.290       $ 9.980
------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                        9.59%         (1.43)%         4.10%        8.06%         2.88%
------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                         $31,754        $36,952        $49,355      $50,116       $34,321
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                         0.95%          0.97%          0.90%        0.90%         0.89%(5)
   Expenses after custodian
      fee reduction(4)                 0.93%          0.94%          0.88%        0.88%         0.87%(5)
   Net investment income               4.57%          4.55%          4.38%        4.61%         4.65%(5)
Portfolio Turnover                        7%            16%            16%          38%           66%
------------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) For the period from the commencement of offering of Class A shares, June 27, 1996, to March 31, 1997.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF MARCH 31, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                    FLORIDA LIMITED FUND -- CLASS B
                                  --------------------------------------------------------------------
                                                          YEAR ENDED MARCH 31,
                                  --------------------------------------------------------------------
                                    2001(1)        2000(1)        1999(1)        1998(1)        1997
------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                          $ 9.670        $10.270        $10.290        $ 9.980      $10.170
------------------------------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------------------------------
Net investment income               $ 0.369        $ 0.374        $ 0.378        $ 0.391      $ 0.388
Net realized and unrealized
   gain (loss)                        0.460         (0.598)        (0.018)         0.307       (0.185)
------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                       $ 0.829        $(0.224)       $ 0.360        $ 0.698      $ 0.203
------------------------------------------------------------------------------------------------------

Less distributions
------------------------------------------------------------------------------------------------------
From net investment income          $(0.369)       $(0.374)       $(0.378)       $(0.388)     $(0.388)
In excess of net investment
   income                                --         (0.002)        (0.002)            --       (0.005)
------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                 $(0.369)       $(0.376)       $(0.380)       $(0.388)     $(0.393)
------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR      $10.130        $ 9.670        $10.270        $10.290      $ 9.980
------------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                        8.76%         (2.17)%         3.54%          7.08%        2.05%
------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                         $ 4,905        $ 4,907        $ 6,326        $10,612      $48,418
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                         1.70%          1.71%          1.63%          1.66%        1.65%
   Expenses after custodian
      fee reduction(3)                 1.68%          1.68%          1.61%          1.64%        1.63%
   Net investment income               3.81%          3.80%          3.67%          3.84%        3.86%
Portfolio Turnover                        7%            16%            16%            38%          66%
------------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF MARCH 31, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                       FLORIDA LIMITED FUND -- CLASS C
                                  -----------------------------------------
                                            YEAR ENDED MARCH 31,
                                  -----------------------------------------
                                    2001(1)        2000(1)        1999(1)
---------------------------------------------------------------------------
Net asset value -- Beginning
   of year                          $ 9.140        $ 9.710        $ 9.730
---------------------------------------------------------------------------

Income (loss) from operations
---------------------------------------------------------------------------
Net investment income               $ 0.356        $ 0.354        $ 0.356
Net realized and unrealized
   gain (loss)                        0.423         (0.570)        (0.012)
---------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                       $ 0.779        $(0.216)       $ 0.344
---------------------------------------------------------------------------

Less distributions
---------------------------------------------------------------------------
From net investment income          $(0.349)       $(0.354)       $(0.364)
---------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                 $(0.349)       $(0.354)       $(0.364)
---------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR      $ 9.570        $ 9.140        $ 9.710
---------------------------------------------------------------------------

TOTAL RETURN(2)                        8.70%         (2.21)%         3.57%
---------------------------------------------------------------------------

Ratios/Supplemental Data
---------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                         $ 2,609        $ 2,946        $ 3,950
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                         1.69%          1.71%          1.66%
   Expenses after custodian
      fee reduction(3)                 1.67%          1.68%          1.64%
   Net investment income               3.84%          3.80%          3.65%
Portfolio Turnover                        7%            16%            16%
---------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF MARCH 31, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                 MASSACHUSETTS LIMITED FUND -- CLASS A
                                  --------------------------------------------------------------------
                                                          YEAR ENDED MARCH 31,
                                  --------------------------------------------------------------------
                                    2001(1)        2000(1)        1999(1)        1998        1997(2)
------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                          $ 9.680        $10.320        $10.330      $ 9.990       $ 9.940
------------------------------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------------------------------
Net investment income               $ 0.462        $ 0.455        $ 0.450      $ 0.457       $ 0.359
Net realized and unrealized
   gain (loss)                        0.413         (0.648)        (0.004)       0.339         0.040(3)
------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                       $ 0.875        $(0.193)       $ 0.446      $ 0.796       $ 0.399
------------------------------------------------------------------------------------------------------

Less distributions
------------------------------------------------------------------------------------------------------
From net investment income          $(0.445)       $(0.447)       $(0.456)     $(0.456)      $(0.349)
------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                 $(0.445)       $(0.447)       $(0.456)     $(0.456)      $(0.349)
------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR      $10.110        $ 9.680        $10.320      $10.330       $ 9.990
------------------------------------------------------------------------------------------------------

TOTAL RETURN(4)                        9.26%         (1.85)%         4.19%        8.29%         3.83%
------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                         $32,736        $37,411        $43,436      $43,575       $23,995
Ratios (As a percentage of
   average daily net assets):
   Expenses(5)                         0.95%          0.94%          0.94%        0.96%         0.91%(6)
   Expenses after custodian
      fee reduction(5)                 0.92%          0.91%          0.91%        0.92%         0.89%(6)
   Net investment income               4.70%          4.61%          4.35%        4.53%         4.76%(6)
Portfolio Turnover                        8%            15%            19%          46%           60%
------------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) For the period from the commencement of offering of Class A shares, June 27, 1996, to March 31, 1997.
 (3) The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
 (4) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (5) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF MARCH 31, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                 MASSACHUSETTS LIMITED FUND -- CLASS B
                                  --------------------------------------------------------------------
                                                          YEAR ENDED MARCH 31,
                                  --------------------------------------------------------------------
                                    2001(1)        2000(1)        1999(1)        1998(1)        1997
------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                          $ 9.680        $10.320        $10.330        $ 9.990      $10.100
------------------------------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------------------------------
Net investment income               $ 0.387        $ 0.380        $ 0.373        $ 0.384      $ 0.378
Net realized and unrealized
   gain (loss)                        0.410         (0.651)        (0.005)         0.339       (0.106)
------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                       $ 0.797        $(0.271)       $ 0.368        $ 0.723      $ 0.272
------------------------------------------------------------------------------------------------------

Less distributions
------------------------------------------------------------------------------------------------------
From net investment income          $(0.367)       $(0.369)       $(0.373)       $(0.383)     $(0.382)
In excess of net investment
   income                                --             --         (0.005)            --           --
------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                 $(0.367)       $(0.369)       $(0.378)       $(0.383)     $(0.382)
------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR      $10.110        $ 9.680        $10.320        $10.330      $ 9.990
------------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                        8.19%         (2.62)%         3.60%          7.33%        2.74%
------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                         $ 2,218        $ 2,000        $ 2,747        $ 8,451      $41,090
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                         1.70%          1.69%          1.70%          1.70%        1.68%
   Expenses after custodian
      fee reduction(3)                 1.67%          1.66%          1.67%          1.66%        1.66%
   Net investment income               3.93%          3.84%          3.61%          3.85%        3.90%
Portfolio Turnover                        8%            15%            19%            46%          60%
------------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF MARCH 31, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                    MASSACHUSETTS LIMITED FUND -- CLASS C
                                  -----------------------------------------
                                            YEAR ENDED MARCH 31,
                                  -----------------------------------------
                                    2001(1)        2000(1)        1999(1)
---------------------------------------------------------------------------
Net asset value -- Beginning
   of year                          $ 9.260        $ 9.860        $ 9.880
---------------------------------------------------------------------------

Income (loss) from operations
---------------------------------------------------------------------------
Net investment income               $ 0.375        $ 0.364        $ 0.354
Net realized and unrealized
   gain (loss)                        0.395         (0.612)        (0.006)
---------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                       $ 0.770        $(0.248)       $ 0.348
---------------------------------------------------------------------------

Less distributions
---------------------------------------------------------------------------
From net investment income          $(0.350)       $(0.352)       $(0.360)
In excess of net investment
   income                                --             --         (0.008)
---------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                 $(0.350)       $(0.352)       $(0.368)
---------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR      $ 9.680        $ 9.260        $ 9.860
---------------------------------------------------------------------------

TOTAL RETURN(2)                        8.49%         (2.51)%         3.56%
---------------------------------------------------------------------------

Ratios/Supplemental Data
---------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                         $ 2,573        $ 4,561        $ 5,217
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                         1.71%          1.69%          1.70%
   Expenses after custodian
      fee reduction(3)                 1.68%          1.66%          1.67%
   Net investment income               3.99%          3.87%          3.57%
Portfolio Turnover                        8%            15%            19%
---------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF MARCH 31, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                 NEW JERSEY LIMITED FUND -- CLASS A
                                  -----------------------------------------------------------------
                                                        YEAR ENDED MARCH 31,
                                  -----------------------------------------------------------------
                                    2001        2000(1)        1999(1)        1998        1997(2)
---------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                        $ 9.780       $10.320        $10.350      $10.070       $ 9.960
---------------------------------------------------------------------------------------------------

Income (loss) from operations
---------------------------------------------------------------------------------------------------
Net investment income             $ 0.470       $ 0.464        $ 0.463      $ 0.464       $ 0.362
Net realized and unrealized
   gain (loss)                      0.392        (0.540)        (0.030)       0.279         0.102(3)
---------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                     $ 0.862       $(0.076)       $ 0.433      $ 0.743       $ 0.464
---------------------------------------------------------------------------------------------------

Less distributions
---------------------------------------------------------------------------------------------------
From net investment income        $(0.462)      $(0.464)       $(0.463)     $(0.463)      $(0.354)
---------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS               $(0.462)      $(0.464)       $(0.463)     $(0.463)      $(0.354)
---------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR    $10.180       $ 9.780        $10.320      $10.350       $10.070
---------------------------------------------------------------------------------------------------

TOTAL RETURN(4)                      9.04%        (0.70)%         4.04%        7.69%         4.48%
---------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
---------------------------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                       $30,889       $32,710        $36,591      $35,879       $22,230
Ratios (As a percentage of
   average daily net assets):
   Expenses(5)                       0.98%         0.99%          0.95%        0.99%         0.88%(6)
   Expenses after custodian
      fee reduction(5)               0.96%         0.96%          0.95%        0.98%         0.85%(6)
   Net investment income             4.73%         4.68%          4.47%        4.56%         4.75%(6)
Portfolio Turnover                     11%           15%            13%          21%           37%
---------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) For the period from the commencement of offering of Class A shares, June 27, 1996 to March 31, 1997.
 (3) The per share amounts are not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
 (4) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (5) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (6)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF MARCH 31, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                 NEW JERSEY LIMITED FUND -- CLASS B
                                  -----------------------------------------------------------------
                                                        YEAR ENDED MARCH 31,
                                  -----------------------------------------------------------------
                                    2001        2000(1)        1999(1)        1998(1)        1997
---------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                        $ 9.780       $10.320        $10.350        $10.070      $10.110
---------------------------------------------------------------------------------------------------

Income (loss) from operations
---------------------------------------------------------------------------------------------------
Net investment income             $ 0.411       $ 0.388        $ 0.383        $ 0.391      $ 0.375
Net realized and unrealized
   gain (loss)                      0.373        (0.542)        (0.028)         0.279       (0.026)
---------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                     $ 0.784       $(0.154)       $ 0.355        $ 0.670      $ 0.349
---------------------------------------------------------------------------------------------------

Less distributions
---------------------------------------------------------------------------------------------------
From net investment income        $(0.384)      $(0.386)       $(0.383)       $(0.390)     $(0.389)
In excess of net investment
   income                              --            --         (0.002)            --           --
---------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS               $(0.384)      $(0.386)       $(0.385)       $(0.390)     $(0.389)
---------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR    $10.180       $ 9.780        $10.320        $10.350      $10.070
---------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                      8.41%        (1.48)%         3.46%          6.73%        3.53%
---------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
---------------------------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                       $ 2,476       $ 2,272        $ 3,056        $ 8,620      $34,691
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                       1.73%         1.74%          1.72%          1.72%        1.69%
   Expenses after custodian
      fee reduction(3)               1.71%         1.71%          1.72%          1.71%        1.66%
   Net investment income             3.97%         3.91%          3.70%          3.85%        3.90%
Portfolio Turnover                     11%           15%            13%            21%          37%
---------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF MARCH 31, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                  NEW YORK LIMITED FUND -- CLASS A
                                  -----------------------------------------------------------------
                                                        YEAR ENDED MARCH 31,
                                  -----------------------------------------------------------------
                                    2001        2000(1)        1999(1)        1998        1997(2)
---------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                        $10.030       $10.560        $10.510      $10.040       $10.000
---------------------------------------------------------------------------------------------------

Income (loss) from operations
---------------------------------------------------------------------------------------------------
Net investment income             $ 0.470       $ 0.470        $ 0.468      $ 0.461       $ 0.357
Net realized and unrealized
   gain (loss)                      0.519        (0.529)         0.047        0.470         0.035(3)
---------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                     $ 0.989       $(0.059)       $ 0.515      $ 0.931       $ 0.392
---------------------------------------------------------------------------------------------------

Less distributions
---------------------------------------------------------------------------------------------------
From net investment income        $(0.469)      $(0.471)       $(0.465)     $(0.461)      $(0.352)
---------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS               $(0.469)      $(0.471)       $(0.465)     $(0.461)      $(0.352)
---------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR    $10.550       $10.030        $10.560      $10.510       $10.040
---------------------------------------------------------------------------------------------------

TOTAL RETURN(4)                     10.11%        (0.50)%         4.78%        9.61%         3.74%
---------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
---------------------------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                       $43,835       $45,773        $57,864      $59,442       $35,932
Ratios (As a percentage of
   average daily net assets):
   Expenses(5)                       0.94%         0.96%          0.91%        0.93%         0.88%(6)
   Expenses after custodian
      fee reduction(5)               0.92%         0.93%          0.91%        0.91%         0.86%(6)
   Net investment income             4.59%         4.63%          4.42%        4.50%         4.67%(6)
Portfolio Turnover                     10%           18%            17%          53%           58%
---------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) For the period from the commencement of offering of Class A shares, June 27, 1996, to March 31, 1997.
 (3) The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
 (4) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (5) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (6)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF MARCH 31, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                  NEW YORK LIMITED FUND -- CLASS B
                                  -----------------------------------------------------------------
                                                        YEAR ENDED MARCH 31,
                                  -----------------------------------------------------------------
                                    2001        2000(1)        1999(1)        1998(1)        1997
---------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                        $10.030       $10.560        $10.510        $10.040      $10.150
---------------------------------------------------------------------------------------------------

Income (loss) from operations
---------------------------------------------------------------------------------------------------
Net investment income             $ 0.397       $ 0.391        $ 0.386        $ 0.388      $ 0.387
Net realized and unrealized
   gain (loss)                      0.512        (0.530)         0.050          0.470       (0.109)
---------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                     $ 0.909       $(0.139)       $ 0.436        $ 0.858      $ 0.278
---------------------------------------------------------------------------------------------------

Less distributions
---------------------------------------------------------------------------------------------------
From net investment income        $(0.389)      $(0.391)       $(0.386)       $(0.388)     $(0.387)
In excess of net investment
   income                              --            --             --             --       (0.001)
---------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS               $(0.389)      $(0.391)       $(0.386)       $(0.388)     $(0.388)
---------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR    $10.550       $10.030        $10.560        $10.510      $10.040
---------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                      9.26%        (1.29)%         4.20%          8.65%        2.79%
---------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
---------------------------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                       $ 4,227       $ 3,960        $ 5,078        $12,220      $60,097
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                       1.69%         1.71%          1.68%          1.70%        1.63%
   Expenses after custodian
      fee reduction(3)               1.67%         1.68%          1.68%          1.68%        1.61%
   Net investment income             3.83%         3.87%          3.67%          3.77%        3.84%
Portfolio Turnover                     10%           18%            17%            53%          58%
---------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF MARCH 31, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                     NEW YORK LIMITED FUND -- CLASS C
                                  --------------------------------------
                                           YEAR ENDED MARCH 31,
                                  --------------------------------------
                                    2001        2000(1)        1999(1)
------------------------------------------------------------------------
Net asset value -- Beginning
   of year                        $ 9.510       $10.000        $ 9.950
------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------
Net investment income             $ 0.369       $ 0.364        $ 0.368
Net realized and unrealized
   gain (loss)                      0.493        (0.490)         0.053
------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                     $ 0.862       $(0.126)       $ 0.421
------------------------------------------------------------------------

Less distributions
------------------------------------------------------------------------
From net investment income        $(0.362)      $(0.364)       $(0.368)
In excess of net investment
   income                              --            --         (0.003)
------------------------------------------------------------------------
TOTAL DISTRIBUTIONS               $(0.362)      $(0.364)       $(0.371)
------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR    $10.010       $ 9.510        $10.000
------------------------------------------------------------------------

TOTAL RETURN(2)                      9.26%        (1.22)%         4.28%
------------------------------------------------------------------------

Ratios/Supplemental Data
------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                       $ 2,547       $ 1,721        $ 2,737
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                       1.68%         1.71%          1.67%
   Expenses after custodian
      fee reduction(3)               1.66%         1.68%          1.67%
   Net investment income             3.83%         3.89%          3.65%
Portfolio Turnover                     10%           18%            17%
------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF MARCH 31, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                      OHIO LIMITED FUND -- CLASS A
                                  --------------------------------------------------------------------
                                                          YEAR ENDED MARCH 31,
                                  --------------------------------------------------------------------
                                    2001(1)        2000(1)        1999(1)        1998        1997(2)
------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                          $ 9.430        $10.110        $10.140      $ 9.820       $ 9.860
------------------------------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------------------------------
Net investment income               $ 0.431        $ 0.447        $ 0.458      $ 0.461       $ 0.205
Net realized and unrealized
   gain (loss)                        0.343         (0.672)        (0.019)       0.331        (0.037)
------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                       $ 0.774        $(0.225)       $ 0.439      $ 0.792       $ 0.168
------------------------------------------------------------------------------------------------------

Less distributions
------------------------------------------------------------------------------------------------------
From net investment income          $(0.431)       $(0.447)       $(0.453)     $(0.461)      $(0.205)
In excess of net investment
   income                            (0.013)        (0.008)        (0.016)      (0.011)       (0.003)
------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                 $(0.444)       $(0.455)       $(0.469)     $(0.472)      $(0.208)
------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR      $ 9.760        $ 9.430        $10.110      $10.140       $ 9.820
------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                        8.42%         (2.22)%         4.19%        8.40%         1.51%
------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                         $15,046        $16,761        $20,375      $18,114       $   952
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                         1.18%          1.08%          1.03%        1.11%         1.08%(5)
   Expenses after custodian
      fee reduction(4)                 1.14%          1.05%          1.00%          --          1.05%(5)
   Net investment income               4.53%          4.63%          4.51%        4.57%         4.75%(5)
Portfolio Turnover                       17%            13%            19%          29%           34%
------------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) For the period from the commencement of offering of Class A shares, October 22, 1996 to March 31, 1997.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF MARCH 31, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                      OHIO LIMITED FUND -- CLASS B
                                  --------------------------------------------------------------------
                                                          YEAR ENDED MARCH 31,
                                  --------------------------------------------------------------------
                                    2001(1)        2000(1)        1999(1)        1998(1)        1997
------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                          $ 9.430        $10.110        $10.140        $ 9.820      $ 9.840
------------------------------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------------------------------
Net investment income               $ 0.361        $ 0.376        $ 0.386        $ 0.389      $ 0.408
Net realized and unrealized
   gain (loss)                        0.343         (0.672)        (0.023)         0.331       (0.033)
------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                       $ 0.704        $(0.296)       $ 0.363        $ 0.720      $ 0.375
------------------------------------------------------------------------------------------------------

Less distributions
------------------------------------------------------------------------------------------------------
From net investment income          $(0.374)       $(0.384)       $(0.393)       $(0.400)     $(0.395)
------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                 $(0.374)       $(0.384)       $(0.393)       $(0.400)     $(0.395)
------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR      $ 9.760        $ 9.430        $10.110        $10.140      $ 9.820
------------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                        7.63%         (2.94)%         3.62%          7.43%        3.89%
------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                         $ 1,519        $ 2,041        $ 2,205        $ 4,249      $24,587
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                         1.93%          1.83%          1.75%          1.80%        1.84%
   Expenses after custodian
      fee reduction(3)                 1.89%          1.80%          1.72%            --         1.81%
   Net investment income               3.79%          3.89%          3.79%          3.92%        4.06%
Portfolio Turnover                       17%            13%            19%            29%          34%
------------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF MARCH 31, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                  PENNSYLVANIA LIMITED FUND -- CLASS A
                                  --------------------------------------------------------------------
                                                          YEAR ENDED MARCH 31,
                                  --------------------------------------------------------------------
                                    2001(1)        2000(1)        1999(1)        1998        1997(2)
------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                          $ 9.870        $10.500        $10.550      $10.100       $10.030
------------------------------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------------------------------
Net investment income               $ 0.472        $ 0.473        $ 0.477      $ 0.481       $ 0.371
Net realized and unrealized
   gain (loss)                        0.388         (0.641)        (0.051)       0.445         0.063(3)
------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                       $ 0.860        $(0.168)       $ 0.426      $ 0.926       $ 0.434
------------------------------------------------------------------------------------------------------

Less distributions
------------------------------------------------------------------------------------------------------
From net investment income          $(0.460)       $(0.462)       $(0.476)     $(0.476)      $(0.364)
------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                 $(0.460)       $(0.462)       $(0.476)     $(0.476)      $(0.364)
------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR      $10.270        $ 9.870        $10.500      $10.550       $10.100
------------------------------------------------------------------------------------------------------

TOTAL RETURN(4)                        8.94%         (1.57)%         3.90%        9.52%         4.15%
------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                         $28,840        $31,851        $41,048      $43,961       $27,907
Ratios (As a percentage of
   average daily net assets):
   Expenses(5)                         0.99%          0.99%          0.94%        0.97%         0.90%(6)
   Expenses after custodian
      fee reduction(5)                 0.96%          0.97%          0.92%        0.95%         0.88%(6)
   Net investment income               4.72%          4.69%          4.52%        4.67%         4.83%(6)
Portfolio Turnover                        6%            11%            16%          36%           51%
------------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) For the period from the commencement of offering of Class A shares, June 27, 1996, to March 31, 1997.
 (3) The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
 (4) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (5) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
 (6)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF MARCH 31, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                  PENNSYLVANIA LIMITED FUND -- CLASS B
                                  --------------------------------------------------------------------
                                                          YEAR ENDED MARCH 31,
                                  --------------------------------------------------------------------
                                    2001(1)        2000(1)        1999(1)        1998(1)        1997
------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                          $ 9.870        $10.500        $10.550        $10.100      $10.190
------------------------------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------------------------------
Net investment income               $ 0.397        $ 0.383        $ 0.400        $ 0.407      $ 0.392
Net realized and unrealized
   gain (loss)                        0.384         (0.630)        (0.053)         0.445       (0.081)
------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                       $ 0.781        $(0.247)       $ 0.347        $ 0.852      $ 0.311
------------------------------------------------------------------------------------------------------

Less distributions
------------------------------------------------------------------------------------------------------
From net investment income          $(0.381)       $(0.383)       $(0.397)       $(0.402)     $(0.401)
------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                 $(0.381)       $(0.383)       $(0.397)       $(0.402)     $(0.401)
------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR      $10.270        $ 9.870        $10.500        $10.550      $10.100
------------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                        8.08%         (2.34)%         3.33%          8.55%        3.12%
------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                         $ 2,286        $ 2,423        $ 3,787        $ 8,277      $33,971
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                         1.74%          1.74%          1.69%          1.71%        1.69%
   Expenses after custodian
      fee reduction(3)                 1.71%          1.72%          1.67%          1.69%        1.67%
   Net investment income               3.96%          3.93%          3.79%          3.95%        4.05%
Portfolio Turnover                        6%            11%            16%            36%          51%
------------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF MARCH 31, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                    PENNSYLVANIA LIMITED FUND -- CLASS C
                                  -----------------------------------------
                                            YEAR ENDED MARCH 31,
                                  -----------------------------------------
                                    2001(1)        2000(1)        1999(1)
---------------------------------------------------------------------------
Net asset value -- Beginning
   of year                          $ 9.340        $ 9.930        $ 9.980
---------------------------------------------------------------------------

Income (loss) from operations
---------------------------------------------------------------------------
Net investment income               $ 0.376        $ 0.376        $ 0.374
Net realized and unrealized
   gain (loss)                        0.363         (0.605)        (0.042)
---------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                       $ 0.739        $(0.229)       $ 0.332
---------------------------------------------------------------------------

Less distributions
---------------------------------------------------------------------------
From net investment income          $(0.359)       $(0.361)       $(0.382)
---------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                 $(0.359)       $(0.361)       $(0.382)
---------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR      $ 9.720        $ 9.340        $ 9.930
---------------------------------------------------------------------------

TOTAL RETURN(2)                        8.08%         (2.29)%         3.36%
---------------------------------------------------------------------------

Ratios/Supplemental Data
---------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                         $ 4,413        $ 4,221        $ 5,803
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                         1.73%          1.74%          1.71%
   Expenses after custodian
      fee reduction(3)                 1.70%          1.72%          1.69%
   Net investment income               3.96%          3.95%          3.74%
Portfolio Turnover                        6%            11%            16%
---------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3) Includes the Fund's share of its corresponding Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF MARCH 31, 2001

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance Investment Trust (the Trust) is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust presently consists of eight Funds, seven of which are included in these financial statements. They include Eaton Vance California Limited Maturity Municipals Fund (California Limited Fund), Eaton Vance Florida Limited Maturity Municipals Fund (Florida Limited Fund), Eaton Vance Massachusetts Limited Maturity Municipals Fund (Massachusetts Limited
   Fund), Eaton Vance New Jersey Limited Maturity Municipals Fund (New Jersey Limited Fund), Eaton Vance New York Limited Maturity Municipals Fund (New York Limited Fund), Eaton Vance Ohio Limited Maturity Municipals Fund (Ohio Limited Fund) and Eaton Vance Pennsylvania Limited Maturity Municipals Fund (Pennsylvania Limited Fund). Collectively the "Funds" or individually the "Fund". The Funds may offer three classes of shares: Class A, Class B and Class C. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are subject to a contingent deferred sales charge (see Note 6). Class B shares held longer than (i) four years or (ii) the time at which the contingent deferred sales charge applicable to such shares expires will automatically convert to Class A shares. In addition, Class B shares acquired through the reinvestment of distributions will also convert to Class A shares in proportion to shares not acquired through reinvestment. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted before) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class' paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class specific expenses. Each Fund invests all of its investable assets in interests in a separate corresponding open-end management investment company (a Portfolio), a New York trust, having the same investment objective as its corresponding Fund. The California Limited Fund invests its assets in the California Limited Maturity Municipals Portfolio, the Florida Limited Fund invests its assets in the Florida Limited Maturity Municipals Portfolio, the Massachusetts Limited Fund invests its assets in the Massachusetts Limited Maturity Municipals Portfolio, the New Jersey Limited Fund invests its assets in the New Jersey Limited Maturity Municipals Portfolio, the New York Limited Fund invests its assets in the New York Limited Maturity Municipals Portfolio, the Ohio Limited Fund invests its assets in the Ohio Limited Maturity Municipals Portfolio and the Pennsylvania Limited Fund invests its assets in the Pennsylvania Limited Maturity Municipals Portfolio. The value of each Fund's investment in its corresponding Portfolio reflects the Fund's proportionate interest in the net assets of that Portfolio (99.9% at March 31, 2001, for each Fund except Ohio Limited Fund which was 99.1%). The performance of each Fund is directly affected by the performance of its corresponding Portfolio. The financial statements of each Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with each Fund's financial statements.

   The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuations -- Valuation of securities by the Portfolios is discussed in Note 1A of the Portfolios' Notes to Financial Statements, which are included elsewhere in this report.

 B Income -- Each Fund's net investment income consists of each Fund's pro-rata share of the net investment income of its corresponding Portfolio, less all actual and accrued expenses of each Fund determined in accordance with accounting principles generally accepted in the United States of America.

 C Federal Taxes -- Each Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable and tax-exempt income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At March 31, 2001, the following Funds, for federal income tax purposes, had capital loss carryovers, which will reduce each Fund's taxable income arising from future taxable net investment income and taxable net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal income or excise taxes. A portion of such capital loss carryovers were acquired through a

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF MARCH 31, 2001

NOTES TO FINANCIAL STATEMENTS CONT'D

   Fund Reorganization and may be subject to certain limitations. The amounts and expiration dates of the capital loss carryovers are as follows:

    FUND                                      AMOUNT      EXPIRES
    -------------------------------------------------------------
                                                          March
                                                           31,
    California Limited Fund                   $   83,841   2009
                                                          March
                                                           31,
                                                  49,293   2005
                                                          March
                                                           31,
                                               2,010,530   2004
                                                          March
                                                           31,
                                                  30,280   2003
                                                          March
                                                           31,
    Florida Limited Fund                      $   80,496   2009
                                                          March
                                                           31,
                                                 355,608   2006
                                                          March
                                                           31,
                                                 133,020   2005
                                                          March
                                                           31,
                                               2,955,585   2004
                                                          March
                                                           31,
                                                  12,314   2003
                                                          March
                                                           31,
    Massachusetts Limited Fund                $  136,941   2009
                                                          March
                                                           31,
                                                 197,971   2006
                                                          March
                                                           31,
                                                  30,086   2005
                                                          March
                                                           31,
                                               1,475,326   2004
                                                          March
                                                           31,
    New Jersey Limited Fund                   $  213,255   2006
                                                          March
                                                           31,
                                               1,767,217   2004
                                                          March
                                                           31,
                                                  81,626   2003
                                                          March
                                                           31,
    New York Limited Fund                     $   20,866   2005
                                                          March
                                                           31,
                                               1,167,499   2004
                                                          March
                                                           31,
    Ohio Limited Fund                         $   36,233   2009
                                                          March
                                                           31,
                                                 762,343   2004
                                                          March
                                                           31,
                                                 551,022   2003
                                                          March
                                                           31,
    Pennsylvania Limited Fund                 $  245,499   2009
                                                          March
                                                           31,
                                                  25,743   2005
                                                          March
                                                           31,
                                               1,038,747   2004

   Dividends paid by each Fund from net interest on tax-exempt municipal bonds allocated from its corresponding Portfolio are not includable by shareholders as gross income for federal income tax purposes because each Fund and Portfolio intends to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Funds to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

 D Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 E Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Funds and the Portfolios. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Funds or the Portfolios maintain with IBT. All significant credit balances used to reduce the Funds' custodian fees are reported as a reduction of total expenses on the Statement of Operations.

 F Other -- Investment transactions are accounted for on a trade-date basis.

2 Distributions to Shareholders
-------------------------------------------
   The net income of each Fund is determined daily and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. Dividends are declared separately for each class of shares. Distributions are paid monthly. Distributions of allocated realized capital gains, if any, are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the reinvestment date. Distributions are paid in the form of additional shares of the same class or, at the election of the shareholder, in cash. The Funds distinguish between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. The tax treatment of distributions for the calendar year will be reported to shareholders prior to February 1, 2002, and will be based on tax accounting methods which may differ from amounts determined for financial statement purposes.

3 Shares of Beneficial Interest
-------------------------------------------
   The Funds' Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF MARCH 31, 2001

NOTES TO FINANCIAL STATEMENTS CONT'D

   beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:

                                              CALIFORNIA LIMITED FUND
                                              ------------------------
                                                YEAR ENDED MARCH 31,
                                              ------------------------
    CLASS A                                      2001         2000
    ------------------------------------------------------------------
    Sales                                        48,648        60,292
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                 37,947        45,722
    Redemptions                                (285,773)     (556,250)
    Exchange from Class B shares                     --        29,572
    ------------------------------------------------------------------
    NET DECREASE                               (199,178)     (420,664)
    ------------------------------------------------------------------

                                              CALIFORNIA LIMITED FUND
                                              ------------------------
                                                YEAR ENDED MARCH 31,
                                              ------------------------
    CLASS B                                      2001         2000
    ------------------------------------------------------------------
    Sales                                        61,188        82,334
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                  1,901         3,376
    Redemptions                                 (94,007)      (72,747)
    Exchange to Class A shares                       --       (29,572)
    ------------------------------------------------------------------
    NET DECREASE                                (30,918)      (16,609)
    ------------------------------------------------------------------

                                                FLORIDA LIMITED FUND
                                              ------------------------
                                                YEAR ENDED MARCH 31,
                                              ------------------------
    CLASS A                                      2001         2000
    ------------------------------------------------------------------
    Sales                                        95,248       216,644
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                 64,505        78,864
    Redemptions                                (847,376)   (1,437,016)
    Exchange from Class B shares                     --       158,898
    ------------------------------------------------------------------
    NET DECREASE                               (687,623)     (982,610)
    ------------------------------------------------------------------

                                                FLORIDA LIMITED FUND
                                              ------------------------
                                                YEAR ENDED MARCH 31,
                                              ------------------------
    CLASS B                                      2001         2000
    ------------------------------------------------------------------
    Sales                                        50,645       150,707
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                  4,178         5,090
    Redemptions                                 (78,183)     (105,321)
    Exchange to Class A shares                       --      (158,898)
    ------------------------------------------------------------------
    NET DECREASE                                (23,360)     (108,422)
    ------------------------------------------------------------------

                                                FLORIDA LIMITED FUND
                                              ------------------------
                                                YEAR ENDED MARCH 31,
                                              ------------------------
    CLASS C                                      2001         2000
    ------------------------------------------------------------------
    Sales                                       129,540       132,529
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                  2,963         5,105
    Redemptions                                (182,484)     (222,102)
    ------------------------------------------------------------------
    NET DECREASE                                (49,981)      (84,468)
    ------------------------------------------------------------------

                                              MASSACHUSETTS LIMITED FUND
                                              --------------------------
                                                 YEAR ENDED MARCH 31,
                                              --------------------------
    CLASS A                                      2001          2000
    --------------------------------------------------------------------
    Sales                                        73,694        425,669
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                 87,554         99,475
    Redemptions                                (788,383)      (988,308)
    Exchange from Class B shares                     --        117,088
    --------------------------------------------------------------------
    NET DECREASE                               (627,135)      (346,076)
    --------------------------------------------------------------------

                                              MASSACHUSETTS LIMITED FUND
                                              --------------------------
                                                 YEAR ENDED MARCH 31,
                                              --------------------------
    CLASS B                                      2001          2000
    --------------------------------------------------------------------
    Sales                                        61,973        116,083
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                  5,489          6,167
    Redemptions                                 (54,699)       (64,797)
    Exchange to Class A shares                       --       (117,088)
    --------------------------------------------------------------------
    NET INCREASE (DECREASE)                      12,763        (59,635)
    --------------------------------------------------------------------

                                              MASSACHUSETTS LIMITED FUND
                                              --------------------------
                                                 YEAR ENDED MARCH 31,
                                              --------------------------
    CLASS C                                      2001          2000
    --------------------------------------------------------------------
    Sales                                        24,503        135,469
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                  5,124         11,102
    Redemptions                                (256,253)      (183,070)
    --------------------------------------------------------------------
    NET DECREASE                               (226,626)       (36,499)
    --------------------------------------------------------------------

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF MARCH 31, 2001

NOTES TO FINANCIAL STATEMENTS CONT'D

                                               NEW JERSEY LIMITED FUND
                                              --------------------------
                                                 YEAR ENDED MARCH 31,
                                              --------------------------
    CLASS A                                      2001          2000
    --------------------------------------------------------------------
    Sales                                        58,584        279,742
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                 92,749        104,994
    Redemptions                                (459,874)      (651,993)
    Exchange from Class B shares                     --         64,114
    --------------------------------------------------------------------
    NET DECREASE                               (308,541)      (203,143)
    --------------------------------------------------------------------
                                               NEW JERSEY LIMITED FUND
                                              --------------------------
                                                 YEAR ENDED MARCH 31,
                                              --------------------------
    CLASS B                                      2001          2000
    --------------------------------------------------------------------
    Sales                                       118,482         52,971
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                  5,781          6,328
    Redemptions                                (113,150)       (59,162)
    Exchange to Class A shares                       --        (64,114)
    --------------------------------------------------------------------
    NET INCREASE (DECREASE)                      11,113        (63,977)
    --------------------------------------------------------------------
                                                NEW YORK LIMITED FUND
                                              --------------------------
                                                 YEAR ENDED MARCH 31,
                                              --------------------------
    CLASS A                                      2001          2000
    --------------------------------------------------------------------
    Sales                                        80,391        297,605
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                109,808        133,574
    Redemptions                                (598,786)    (1,484,338)
    Exchange from Class B shares                     --        138,664
    --------------------------------------------------------------------
    NET DECREASE                               (408,587)      (914,495)
    --------------------------------------------------------------------
                                                NEW YORK LIMITED FUND
                                              --------------------------
                                                 YEAR ENDED MARCH 31,
                                              --------------------------
    CLASS B                                      2001          2000
    --------------------------------------------------------------------
    Sales                                        56,328        139,728
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                  9,586         10,551
    Redemptions                                 (60,001)       (97,674)
    Exchange to Class A shares                       --       (138,664)
    --------------------------------------------------------------------
    NET INCREASE (DECREASE)                       5,913        (86,059)
    --------------------------------------------------------------------

                                                NEW YORK LIMITED FUND
                                              --------------------------
                                                 YEAR ENDED MARCH 31,
                                              --------------------------
    CLASS C                                      2001          2000
    --------------------------------------------------------------------
    Sales                                       114,935         74,170
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                  5,307          5,525
    Redemptions                                 (46,848)      (172,332)
    --------------------------------------------------------------------
    NET INCREASE (DECREASE)                      73,394        (92,637)
    --------------------------------------------------------------------

                                                  OHIO LIMITED FUND
                                              --------------------------
                                                 YEAR ENDED MARCH 31,
                                              --------------------------
    CLASS A                                      2001          2000
    --------------------------------------------------------------------
    Sales                                        17,366         57,784
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                 47,682         58,480
    Redemptions                                (301,869)      (374,438)
    Exchange from Class B shares                     --         19,940
    --------------------------------------------------------------------
    NET DECREASE                               (236,821)      (238,234)
    --------------------------------------------------------------------

                                                  OHIO LIMITED FUND
                                              --------------------------
                                                 YEAR ENDED MARCH 31,
                                              --------------------------
    CLASS B                                      2001          2000
    --------------------------------------------------------------------
    Sales                                         6,537         55,627
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                  4,094          4,531
    Redemptions                                 (71,557)       (41,895)
    Exchange to Class A shares                       --        (19,940)
    --------------------------------------------------------------------
    NET DECREASE                                (60,926)        (1,677)
    --------------------------------------------------------------------

                                              PENNSYLVANIA LIMITED FUND
                                              --------------------------
                                                 YEAR ENDED MARCH 31,
                                              --------------------------
    CLASS A                                      2001          2000
    --------------------------------------------------------------------
    Sales                                        40,635         64,238
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                 57,923         73,758
    Redemptions                                (516,743)      (928,834)
    Exchange from Class B shares                     --        110,422
    --------------------------------------------------------------------
    NET DECREASE                               (418,185)      (680,416)
    --------------------------------------------------------------------

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF MARCH 31, 2001

NOTES TO FINANCIAL STATEMENTS CONT'D

                                              PENNSYLVANIA LIMITED FUND
                                              --------------------------
                                                 YEAR ENDED MARCH 31,
                                              --------------------------
    CLASS B                                      2001          2000
    --------------------------------------------------------------------
    Sales                                        47,988         63,418
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                  4,781          6,775
    Redemptions                                 (75,584)       (74,790)
    Exchange to Class A shares                       --       (110,422)
    --------------------------------------------------------------------
    NET DECREASE                                (22,815)      (115,019)
    --------------------------------------------------------------------

                                              PENNSYLVANIA LIMITED FUND
                                              --------------------------
                                                 YEAR ENDED MARCH 31,
                                              --------------------------
    CLASS C                                      2001          2000
    --------------------------------------------------------------------
    Sales                                       100,435         47,833
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                  9,662         12,946
    Redemptions                                (108,103)      (192,989)
    --------------------------------------------------------------------
    NET INCREASE (DECREASE)                       1,994       (132,210)
    --------------------------------------------------------------------

4 Transactions with Affiliates
-------------------------------------------
   Eaton Vance Management (EVM) serves as the Administrator of each Fund, but receives no compensation. Each of the Portfolios have engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolios' Notes to Financial Statements which are included elsewhere in this report. Certain of the officers and Trustees of the Funds and Portfolios are officers of the above organizations. The Funds were informed that Eaton Vance Distributors, Inc.
   (EVD), a subsidiary of EVM and the Funds' principal underwriter, received $195, $571, $951, $87, $608, $193 and $392 as its portion of the sales charge on sales of Class A shares from California Limited Fund, Florida Limited Fund, Massachusetts Limited Fund, New Jersey Limited Fund, New York Limited Fund, Ohio Limited Fund and Pennsylvania Limited Fund, respectively, for the year ended March 31, 2001.

   Except as to Trustees of the Funds and Portfolios who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to each Fund out of the investment adviser fee earned by BMR.

5 Distribution and Service Plans
-------------------------------------------
   Each Fund has in effect distribution plans for Class B (Class B Plan) and Class C (Class C Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan for Class A shares (Class A Plan) (collectively, the Plans). The Plans require the Class B and Class C shares to pay EVD amounts equal to 1/365 of 0.75% of each Fund's daily net assets attributable to Class B and Class C, for providing ongoing distribution services and facilities to the respective Fund. Each Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 3% (3 1/2% for Ohio Limited Fund) of the aggregate amount received by the Fund for Class B shares sold and 6.25% of Class C sales of the amount received by the Fund for each share sold and (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD. The amount payable to EVD with respect to each day is accrued on such day as a liability of each Fund's Class B and Class C shares and, accordingly, reduces each Fund's Class B and Class C net assets. For the year ended March 31, 2001, the California Limited Fund, Florida Limited Fund, Massachusetts Limited Fund, New Jersey Limited Fund, New York Limited Fund, Ohio Limited Fund and Pennsylvania Limited Fund paid or accrued $13,884, $35,940, $16,227, $18,417, $31,523, $13,203, and $16,672,
   respectively for Class B shares, and Florida Limited Fund, Massachusetts Limited Fund, New York Limited Fund and Pennsylvania Limited Fund paid or accrued $20,346, $21,492, $14,835 and $30,346, respectively for Class C shares, to or payable to EVD representing 0.75% of each Fund's Class B and Class C average daily net assets. At March 31, 2001, the amount of Uncovered Distribution Charges of EVD calculated under the Plans for California Limited Fund, Florida Limited Fund, Massachusetts Limited Fund, New Jersey Limited Fund, New York Limited Fund, Ohio Limited Fund and Pennsylvania Limited Fund were approximately $296,000, $620,000, $367,000, $334,000, $447,000, $535,000
   and $187,000, respectively for Class B shares, and for Florida Limited Fund, Massachusetts Limited Fund, New York Limited Fund and Pennsylvania Limited Fund the amount of Uncovered Distribution Charges of EVD were approximately $4,955,000, $1,118,000, $1,326,000 and $2,616,000, respectively for Class C shares.

   The Plans authorize the Funds to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% (annualized) of each Fund's average daily net assets for any fiscal year. The Trustees approved service fee payments equal to 0.15% per annum of each Fund's average daily net assets attributable to Class A and Class B shares for any fiscal year on shares of the Fund sold on or after October 12, 1999 and 0.15%

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF MARCH 31, 2001

NOTES TO FINANCIAL STATEMENTS CONT'D

   per annum for shares sold prior thereto and outstanding for at least one year. The Class C Plan permits the Florida Limited Fund, Massachusetts Limited Fund, New York Limited Fund and Pennsylvania Limited Fund to make payments of service fees in amounts not exceeding 0.15% of each Fund's average daily net assets attributable to Class C shares for any fiscal year. Service fee payments are made for personal services and/or maintenance of shareholder accounts. Service fees paid to EVD and investment dealers are separate and distinct from the sales commissions and distribution fees payable by each Fund to EVD, and as such are not subject to automatic discontinuance when there are no outstanding uncovered distribution charges of EVD. For the year ended March 31, 2001, the California Limited Fund, Florida Limited Fund, Massachusetts Limited Fund, New Jersey Limited Fund, New York Limited Fund, Ohio Limited Fund and Pennsylvania Limited Fund paid or accrued service fees to or payable to EVD in the amount of $29,946, $50,580, $51,991, $47,056, $66,298, $23,237, and $45,122, respectively for
   Class A shares, and $2,776, $7,187, $3,244, $3,682, $6,304, $2,641, and
   $3,334, respectively for Class B shares. For the year ended March 31, 2001, Florida Limited Fund, Massachusetts Limited Fund, New York Limited Fund and Pennsylvania Limited Fund paid or accrued service fees to or payable to EVD in the amount of $4,070, $4,298, $2,967, and $6,070, respectively for Class C shares.
   Certain officers and Trustees of the Fund are officers or directors of EVD.

6 Contingent Deferred Sales Charge
-------------------------------------------
   A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within four years of purchase and on redemptions of Class C shares within one year of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on Class B and Class C shares acquired by reinvestment of dividends or capital gains distributions. The CDSC for Class B shares is imposed at declining rates that begin at 3% in the case of redemptions in the first year of purchase. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under each Fund's Distribution Plan. CDSC charges received when no Uncovered Distribution Charges exist will be credited to the Fund. For the year ended March 31, 2001, EVD received $7,000, $7,000, $5,000, $9,000, $3,000, $9,000 and $4,000, respectively for Class B shares, of CDSC paid by shareholders of California Limited Fund, Florida Limited Fund, Massachusetts Limited Fund, New Jersey Limited Fund, New York Limited Fund, Ohio Limited Fund and Pennsylvania Limited Fund.

7 Investment Transactions
-------------------------------------------
   Increases and decreases in each Fund's investment in its corresponding Portfolio for the year ended March 31, 2001 were as follows:

    CALIFORNIA LIMITED FUND
    -----------------------------------------------------
    Increases                                 $ 1,150,227
    Decreases                                   4,488,581

    FLORIDA LIMITED FUND
    -----------------------------------------------------
    Increases                                 $ 2,659,254
    Decreases                                  12,125,855

    MASSACHUSETTS LIMITED FUND
    -----------------------------------------------------
    Increases                                 $ 1,632,011
    Decreases                                  11,820,707

    NEW JERSEY LIMITED FUND
    -----------------------------------------------------
    Increases                                 $ 1,705,814
    Decreases                                   6,521,874

    NEW YORK LIMITED FUND
    -----------------------------------------------------
    Increases                                 $ 2,327,210
    Decreases                                   8,442,369

    OHIO LIMITED FUND
    -----------------------------------------------------
    Increases                                 $   228,623
    Decreases                                   3,916,885

    PENNSYLVANIA LIMITED FUND
    -----------------------------------------------------
    Increases                                 $ 1,825,648
    Decreases                                   8,084,130

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF MARCH 31, 2001

INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND SHAREHOLDERS
OF EATON VANCE INVESTMENT TRUST:
---------------------------------------------

We have audited the accompanying statements of assets and liabilities of Eaton Vance California Limited Maturity Municipals Fund, Eaton Vance Florida Limited Maturity Municipals Fund, Eaton Vance Massachusetts Limited Maturity Municipals Fund, Eaton Vance New Jersey Limited Maturity Municipals Fund, Eaton Vance New York Limited Maturity Municipals Fund, Eaton Vance Ohio Limited Maturity Municipals Fund, and Eaton Vance Pennsylvania Limited Maturity Municipals Fund (the "Funds") (series of Eaton Vance Investment Trust) as of March 31, 2001, the related statements of operations for the year then ended, the statements of changes in net assets for the years ended March 31, 2001 and 2000, and the financial highlights for each of the years in the five year period ended
March 31, 2001. These financial statements and financial highlights are the responsibility of each Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of each of the aforementioned funds of Eaton Vance Investment Trust at March 31, 2001, and the results of their operations, the changes in their net assets, and their financial highlights for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
May 4, 2001

CALIFORNIA LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 2001

PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 98.2%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Electric Utilities -- 2.4%
------------------------------------------------------------------------
     $  500        California Pollution Control Financing
                   Authority, PCR, (Pacific Gas and
                   Electric), (AMT), 5.35%, 12/1/16          $   509,095
------------------------------------------------------------------------
                                                             $   509,095
------------------------------------------------------------------------
Escrowed / Prerefunded -- 20.0%
------------------------------------------------------------------------
     $1,500        ABAG Finance Authority Certificates of
                   Participation, (Stanford University
                   Hospital), (MBIA), Escrowed to Maturity,
                   4.90%, 11/1/03(1)                         $ 1,566,375
      1,000        ABAG Finance Authority Certificates of
                   Participation, (Stanford University
                   Hospital), (MBIA), Escrowed to Maturity,
                   5.125%, 11/1/05                             1,072,430
        500        California Statewide Communities
                   Development Corp., (Pacific Homes),
                   Prerefunded to 4/1/03, 5.90%, 4/1/09          534,915
      1,000        Sacramento, Cogeneration Authority,
                   (Proctor & Gamble), Prefunded to 7/1/05,
                   6.50%, 7/1/21                               1,139,690
------------------------------------------------------------------------
                                                             $ 4,313,410
------------------------------------------------------------------------
General Obligations -- 0.9%
------------------------------------------------------------------------
     $  200        Capistrano Unified School District,
                   5.65%, 9/1/15                             $   200,692
------------------------------------------------------------------------
                                                             $   200,692
------------------------------------------------------------------------
Hospital -- 4.9%
------------------------------------------------------------------------
     $  325        Eastern Plumas Health Care District,
                   7.50%, 8/1/07                             $   329,335
        200        San Benito Health Care District,
                   5.375%, 10/1/12                               179,128
        200        San Gorgonio Memorial Health Care
                   District, 5.80%, 5/1/14                       180,906
        400        Stockton Health Facilities, (Dameron
                   Hospital), 5.70%, 12/1/14                     371,264
------------------------------------------------------------------------
                                                             $ 1,060,633
------------------------------------------------------------------------
Housing -- 2.1%
------------------------------------------------------------------------
     $  445        Corona SFMR, 6.05%, 5/1/27                $   454,732
------------------------------------------------------------------------
                                                             $   454,732
------------------------------------------------------------------------
Industrial Development Revenue -- 0.9%
------------------------------------------------------------------------
     $  200        California Pollution Control Financing
                   Authority, (Browning Ferris Industries),
                   (AMT), 5.80%, 12/1/16                     $   183,768
------------------------------------------------------------------------
                                                             $   183,768
------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Insured-Certificates of Participation -- 2.1%
------------------------------------------------------------------------
     $  400        California Statewide Communities
                   Development Authority, (FSA),
                   6.00%, 8/15/13                            $   450,328
------------------------------------------------------------------------
                                                             $   450,328
------------------------------------------------------------------------
Insured-Education -- 1.1%
------------------------------------------------------------------------
     $  475        California Educational Facilities
                   Authority, (San Diego University),
                   (AMBAC), 0.00%, 10/1/15                   $   235,225
------------------------------------------------------------------------
                                                             $   235,225
------------------------------------------------------------------------
Insured-Electric Utilities -- 9.9%
------------------------------------------------------------------------
     $1,000        California Pollution Control Financing
                   Authority, (San Diego Gas and Electric),
                   (MBIA), 5.90%, 6/1/14                     $ 1,125,690
      1,000        Southern California Public Power
                   Authority, (AMBAC), 5.00%, 7/1/17           1,007,960
------------------------------------------------------------------------
                                                             $ 2,133,650
------------------------------------------------------------------------
Insured-General Obligations -- 8.4%
------------------------------------------------------------------------
     $1,080        Fillmore Unified School District,
                   (FGIC), 0.00%, 7/1/15                     $   541,339
        750        Mt. Diablo School District, (AMBAC),
                   5.70%, 8/1/14                                 803,633
        705        Ukiah Unified School District, (FGIC),
                   0.00%, 8/1/10                                 471,525
------------------------------------------------------------------------
                                                             $ 1,816,497
------------------------------------------------------------------------
Insured-Hospital -- 7.9%
------------------------------------------------------------------------
     $1,900        Riverside County, (Riverside County
                   Hospital), (MBIA), 0.00%, 6/1/21          $   651,852
      1,000        Tri City Hospital District, (MBIA),
                   5.625%, 2/15/17                             1,054,050
------------------------------------------------------------------------
                                                             $ 1,705,902
------------------------------------------------------------------------
Insured-Lease Revenue / Certificates of Participation -- 6.2%
------------------------------------------------------------------------
     $2,000        Anaheim Public Financing Authority,
                   (Public Improvements), (FSA),
                   0.00%, 9/1/19                             $   772,040
        505        California State Public Works Board,
                   (Department of Corrections), (AMBAC),
                   5.25%, 12/1/13                                552,753
------------------------------------------------------------------------
                                                             $ 1,324,793
------------------------------------------------------------------------
Insured-Special Tax Revenue -- 10.0%
------------------------------------------------------------------------
     $2,000        San Mateo County Transportation
                   District, (MBIA), 5.25%, 6/1/17           $ 2,145,820
------------------------------------------------------------------------
                                                             $ 2,145,820
------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

CALIFORNIA LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 2001

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Insured-Transportation -- 2.8%
------------------------------------------------------------------------
     $1,000        San Joaquin Hills, Transportation
                   Corridor Agency Bridge & Toll Road,
                   (MBIA), 0.00%, 1/15/12                    $   607,960
------------------------------------------------------------------------
                                                             $   607,960
------------------------------------------------------------------------
Lease Revenue / Certificates of Participation -- 2.6%
------------------------------------------------------------------------
     $  520        California Statewide Communities
                   Development Authority, (San Gabriel
                   Valley), 5.50%, 9/1/14                    $   569,135
------------------------------------------------------------------------
                                                             $   569,135
------------------------------------------------------------------------
Nursing Home -- 1.1%
------------------------------------------------------------------------
     $  250        ABAG Finance Authority, (American
                   Baptist Homes), 5.75%, 10/1/17            $   228,595
------------------------------------------------------------------------
                                                             $   228,595
------------------------------------------------------------------------
Special Tax Revenue -- 12.6%
------------------------------------------------------------------------
     $  300        Alameda Public Financing Authority,
                   5.45%, 9/2/14                             $   303,894
        200        Brentwood Infrastructure Financing
                   Authority, 5.50%, 9/2/12                      201,424
        200        Corona Public Financing Authority,
                   5.70%, 9/1/13                                 201,290
        200        Fontana Redevelopment Agency, (Jurupa
                   Hills), 5.50%, 10/1/17                        200,712
        360        Irvine, Improvement Bond Act 1915,
                   (Assessment District North 97-16, Group
                   Two), 5.40%, 9/2/10                           370,372
        390        Pomona Redevelopment Agency, (West Holt
                   Avenue Redevelopment), 5.50%, 5/1/13          400,206
        295        Rancho Cucamonga Public Finance
                   Authority, 5.75%, 9/2/12                      305,632
        300        Roseville Special Tax, 6.00%, 9/1/11          318,981
        200        Santaluz Community Facility District No.
                   2, 5.80%, 9/1/14                              203,382
        200        Torrance Redevelopment Agency,
                   5.50%, 9/1/12                                 204,190
------------------------------------------------------------------------
                                                             $ 2,710,083
------------------------------------------------------------------------
Transportation -- 1.3%
------------------------------------------------------------------------
     $  290        Port Redwood City, (AMT), 5.40%, 6/1/19   $   279,035
------------------------------------------------------------------------
                                                             $   279,035
------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Water and Sewer -- 1.0%
------------------------------------------------------------------------
     $  200        Santa Margarita Water District,
                   6.10%, 9/1/14                             $   208,202
------------------------------------------------------------------------
                                                             $   208,202
------------------------------------------------------------------------
Total Tax-Exempt Investments
   (identified cost $20,159,456)                             $21,137,555
------------------------------------------------------------------------

PUT OPTIONS PURCHASED -- 0.1%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
     $   26        U.S. Treasury, Expires 5/26/01, Strike
                   Price 102                                 $    16,656
------------------------------------------------------------------------
Total Put Options Purchased
   (identified cost, $12,737)                                $    16,656
------------------------------------------------------------------------
Total Investments -- 98.3%
   (identified cost $20,172,193)                             $21,154,211
------------------------------------------------------------------------
Other Assets, Less Liabilities -- 1.7%                       $   358,786
------------------------------------------------------------------------
Net Assets -- 100.0%                                         $21,512,997
------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 The Portfolio invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2001, 61.7% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 4.8% to 38.9% of total investments.

 (1) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                       SEE NOTES TO FINANCIAL STATEMENTS

FLORIDA LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 2001

PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 97.6%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Cogeneration -- 1.7%
------------------------------------------------------------------------
     $  500        Palm Beach County, (Okeelanta Power),
                   (AMT), 6.85%, 2/15/21(1)                  $   330,000
        500        Palm Beach County, (Osceola Power),
                   (AMT), 6.95%, 1/1/22(1)                       330,000
------------------------------------------------------------------------
                                                             $   660,000
------------------------------------------------------------------------
Electric Utilities -- 7.9%
------------------------------------------------------------------------
     $1,000        Jacksonville Electric Authority, (St.
                   Johns River Power Park), 5.375%, 10/1/16  $ 1,029,940
      2,000        Tallahassee Electric Authority,
                   5.90%, 10/1/05                              2,102,900
------------------------------------------------------------------------
                                                             $ 3,132,840
------------------------------------------------------------------------
General Obligations -- 3.4%
------------------------------------------------------------------------
     $1,250        Florida State Board of Education,
                   5.55%, 6/1/11                             $ 1,335,100
------------------------------------------------------------------------
                                                             $ 1,335,100
------------------------------------------------------------------------
Hospital -- 6.0%
------------------------------------------------------------------------
     $1,000        Escambia County Health Facilities
                   Authority, (Baptist Hospital, Inc. and
                   Baptist Manor, Inc.), 6.00%, 10/1/14      $   982,780
      1,000        Highlands County HFA, (Adventist Health
                   System), 5.25%, 11/15/20                      877,490
        500        West Orange Healthcare District,
                   5.50%, 2/1/10                                 512,440
------------------------------------------------------------------------
                                                             $ 2,372,710
------------------------------------------------------------------------
Industrial Development Revenue -- 3.3%
------------------------------------------------------------------------
     $  750        Polk County IDR, (IMC Fertilizer),
                   (AMT), 7.525%, 1/1/15                     $   765,660
        500        Polk County, IDA Industrial Development
                   Revenue, (Cargill Fertilizer, Inc.),
                   (AMT), 5.50%, 11/1/09                         532,515
------------------------------------------------------------------------
                                                             $ 1,298,175
------------------------------------------------------------------------
Insured-Cogeneration -- 7.8%
------------------------------------------------------------------------
     $2,000        Dade County, Resource Recovery
                   Facilities, (AMBAC), (AMT),
                   5.30%, 10/1/07                            $ 2,132,840
      1,000        Tampa Solid Waste System, (McKay Bay
                   Refuse to Energy), (AMBAC),
                   4.75%, 10/1/17                                954,280
------------------------------------------------------------------------
                                                             $ 3,087,120
------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Insured-General Obligations -- 9.6%
------------------------------------------------------------------------
     $2,000        Dade County Local School District,
                   (MBIA), 5.00%, 2/15/15                    $ 2,035,720
        520        Dade County, (MBIA), 0.00%, 10/1/06           418,512
        330        Dade County, (MBIA), 0.00%, 10/1/08           238,679
      1,000        Miami-Dade County School District,
                   (FSA), 5.375%, 8/1/15                       1,084,470
------------------------------------------------------------------------
                                                             $ 3,777,381
------------------------------------------------------------------------
Insured-Hospital -- 3.9%
------------------------------------------------------------------------
     $1,000        Orange County, Health Facilities
                   Authority, (Adventist Health
                   System/Sunbelt, Inc.), (FSA),
                   5.50%, 11/15/02                           $ 1,034,650
        500        Sarasota County Public Hospital, (MBIA),
                   5.25%, 7/1/18                                 523,455
------------------------------------------------------------------------
                                                             $ 1,558,105
------------------------------------------------------------------------
Insured-Housing -- 5.5%
------------------------------------------------------------------------
     $1,045        Florida Housing Finance Authority,
                   (Leigh Meadows Apartments), (AMBAC),
                   5.85%, 9/1/10                             $ 1,121,337
        965        Florida Housing Finance Authority,
                   (Stottert Arms Apartments), (AMBAC),
                   5.90%, 9/1/10                               1,037,587
------------------------------------------------------------------------
                                                             $ 2,158,924
------------------------------------------------------------------------
Insured-Special Tax Revenue -- 4.7%
------------------------------------------------------------------------
     $  750        Hillsborough County, Capacity
                   Assessment, (FSA), 5.125%, 3/1/20         $   754,785
      2,000        Miami-Dade County Professional Sports
                   Franchise Facilities, (MBIA),
                   0.00%, 10/1/13                              1,111,380
------------------------------------------------------------------------
                                                             $ 1,866,165
------------------------------------------------------------------------
Insured-Transportation -- 7.8%
------------------------------------------------------------------------
     $1,000        Broward County Airport System, (MBIA),
                   5.375%, 10/1/13                           $ 1,049,000
      2,000        Dade County, Seaport Revenue, (MBIA),
                   5.125%, 10/1/16(2)                          2,037,400
------------------------------------------------------------------------
                                                             $ 3,086,400
------------------------------------------------------------------------
Insured-Water and Sewer -- 16.3%
------------------------------------------------------------------------
     $2,000        Dade County, Water and Sewer System,
                   (FGIC), 5.25%, 10/1/11                    $ 2,143,680
      1,000        Dade County, Water and Sewer System,
                   (FGIC), 5.25%, 10/1/21                      1,013,340

                       SEE NOTES TO FINANCIAL STATEMENTS

FLORIDA LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 2001

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Insured-Water and Sewer (continued)
------------------------------------------------------------------------
     $2,000        Manatee County, Public Utilities,
                   (MBIA), 6.75%, 10/1/04                    $ 2,207,320
      1,000        Pasco County, Water and Sewer, (FGIC),
                   5.40%, 10/1/03                              1,047,720
------------------------------------------------------------------------
                                                             $ 6,412,060
------------------------------------------------------------------------
Nursing Home -- 4.1%
------------------------------------------------------------------------
     $  500        Citrus County IDA, (Beverly
                   Enterprises), 5.00%, 4/1/03               $   488,585
        500        Lee County IDA, (Shell Point Village),
                   5.50%, 11/15/21                               428,930
        250        Lee County IDA, (Shell Point Village),
                   5.75%, 11/15/14                               238,515
        500        Orange County, Health Facilities
                   Authority, (Westminister Community Care
                   Services), 6.50%, 4/1/12                      471,180
------------------------------------------------------------------------
                                                             $ 1,627,210
------------------------------------------------------------------------
Senior Living / Life Care -- 2.6%
------------------------------------------------------------------------
     $  595        North Miami HFA, (Imperial Club),
                   6.75%, 1/1/33                             $   515,996
        600        Okaloosa County, Retirement Rental
                   Housing, (Encore Retirement Partners),
                   6.125%, 2/1/14                                511,314
------------------------------------------------------------------------
                                                             $ 1,027,310
------------------------------------------------------------------------
Special Tax Revenue -- 11.1%
------------------------------------------------------------------------
     $  400        Fleming Island Plantation Community
                   Development District, 6.30%, 2/1/05       $   403,200
        300        Heritage Isles Community Development
                   District, 6.30%, 5/1/01                       300,000
        500        Heritage Palms Community Development
                   District, Capital Improvements,
                   6.25%, 11/1/04                                501,345
        300        Heritage Springs Community Development
                   District, Capital Improvements,
                   6.25%, 5/1/05                                 300,534
        200        Lexington Oaks Community Development
                   District, 6.70%, 5/1/07                       203,372
        480        Longleaf Community Development District,
                   6.20%, 5/1/09                                 463,430
        400        North Springs, Improvement District,
                   (Heron Bay), 7.00%, 5/1/19                    410,272
      1,000        Orlando Capital Improvements,
                   5.00%, 10/1/18                              1,002,400
        250        Stoneybrook West Community Development
                   District, 6.45%, 5/1/10                       252,805
        250        Vista Lakes Community Development
                   District, 6.35%, 5/1/05                       249,948
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Special Tax Revenue (continued)
------------------------------------------------------------------------
     $  285        Waterlefe Community Development
                   District, Capital Improvements,
                   6.25%, 5/1/10                             $   283,521
------------------------------------------------------------------------
                                                             $ 4,370,827
------------------------------------------------------------------------
Water and Sewer -- 1.9%
------------------------------------------------------------------------
     $  750        Jacksonville Electric Authority, Water
                   and Sewer, 5.125%, 10/1/19                $   748,223
------------------------------------------------------------------------
                                                             $   748,223
------------------------------------------------------------------------
Total Tax-Exempt Investments
   (identified cost $37,243,400)                             $38,518,550
------------------------------------------------------------------------

PUT OPTIONS PURCHASED -- 0.1%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
     $   26        U.S. Treasury, Expires 5/26/01, Strike
                   Price 102                                 $    16,656
------------------------------------------------------------------------
Total Put Options Purchased
   (identified cost, $12,737)                                $    16,656
------------------------------------------------------------------------
Total Investments -- 97.7%
   (identified cost $37,256,137)                             $38,535,206
------------------------------------------------------------------------
Other Assets, Less Liabilities -- 2.3%                       $   916,526
------------------------------------------------------------------------
Net Assets -- 100.0%                                         $39,451,732
------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 The Portfolio invests primarily in debt securities issued by Florida municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2001, 57.0% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 7.5% to 25.0% of total investments.

 (1)  Non-income producing security.

 (2) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                       SEE NOTES TO FINANCIAL STATEMENTS

MASSACHUSETTS LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 2001

PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 98.3%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Cogeneration -- 2.5%
------------------------------------------------------------------------
     $1,000        Massachusetts IFA, (Ogden Haverhill),
                   (AMT), 5.50%, 12/1/13                     $   957,260
------------------------------------------------------------------------
                                                             $   957,260
------------------------------------------------------------------------
Education -- 12.8%
------------------------------------------------------------------------
     $  400        Massachusetts Development Finance
                   Agency, (Xaverian Brothers High School),
                   5.55%, 7/1/19                             $   392,764
      1,000        Massachusetts HEFA, (Boston College),
                   5.375%, 6/1/14                              1,084,610
        500        Massachusetts IFA, (Belmont Hill
                   School), 5.15%, 9/1/13                        508,375
        500        Massachusetts IFA, (Dana Hall),
                   5.90%, 7/1/27                                 486,620
      1,030        Massachusetts IFA, (Park School),
                   5.50%, 9/1/16                               1,074,187
        750        Massachusetts IFA, (St. Johns High
                   School, Inc.), 5.70%, 6/1/18                  752,055
        500        Massachusetts IFA, (Wentworth Institute
                   of Technology), 5.55%, 10/1/13                511,860
------------------------------------------------------------------------
                                                             $ 4,810,471
------------------------------------------------------------------------
Electric Utilities -- 2.7%
------------------------------------------------------------------------
     $  500        Massachusetts Development Finance
                   Agency, (Devens Electric System),
                   6.00%, 12/1/20                            $   499,370
        500        Massachusetts Municipal Wholesale
                   Electric Co., 5.70%, 7/1/01                   502,365
------------------------------------------------------------------------
                                                             $ 1,001,735
------------------------------------------------------------------------
Escrowed / Prerefunded -- 12.7%
------------------------------------------------------------------------
     $  785        Massachusetts Bay Transportation
                   Authority, Prerefunded to 3/01/05,
                   5.75%, 3/1/18                             $   859,355
        417        Massachusetts HEFA,
                   (Milford-Whitinsville Hospital),
                   escrowed to maturity, 7.125%, 7/15/02         429,400
      1,000        Massachusetts Turnpike Authority,
                   escrowed to maturity, 5.00%, 1/1/13         1,052,190
      2,000        Massachusetts Turnpike Authority,
                   escrowed to maturity, 5.00%, 1/1/20         2,016,860
        400        Massachusetts Turnpike Authority,
                   escrowed to maturity, (FGIC),
                   5.125%, 1/1/23                                405,756
------------------------------------------------------------------------
                                                             $ 4,763,561
------------------------------------------------------------------------
General Obligations -- 12.2%
------------------------------------------------------------------------
     $  500        Burlington, 5.00%, 2/1/15                 $   521,575
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

General Obligations (continued)
------------------------------------------------------------------------
     $  500        Burlington, 5.00%, 2/1/16                 $   517,760
      1,000        Massachusetts, 5.00%, 11/1/14               1,021,800
        215        Massachusetts Bay Transportation
                   Authority, 5.75%, 3/1/18                      224,675
      2,500        Massachusetts State Federal Highway
                   Grant Anticipation Notes,
                   0.00%, 6/15/15                              1,232,525
      1,000        Woods Hole, Martha's Vineyard and
                   Nantucket Steamship Authority,
                   6.60%, 3/1/03                               1,056,550
------------------------------------------------------------------------
                                                             $ 4,574,885
------------------------------------------------------------------------
Health Care-Miscellaneous -- 1.5%
------------------------------------------------------------------------
     $  200        Massachusetts Development Finance
                   Agency, (MCHSP Human Services),
                   6.60%, 8/15/29                            $   178,734
        400        Massachusetts Development Finance
                   Agency, (New England Center for
                   Children), 5.30%, 11/1/08                     366,712
------------------------------------------------------------------------
                                                             $   545,446
------------------------------------------------------------------------
Hospital -- 15.6%
------------------------------------------------------------------------
     $  500        Massachusetts HEFA, (Dana Farber Cancer
                   Institute), 6.50%, 12/1/05                $   543,520
      1,500        Massachusetts HEFA, (Daughters of
                   Charity), 5.75%, 7/1/02                     1,525,125
        770        Massachusetts HEFA, (Jordan Hospital),
                   5.00%, 10/1/11                                706,306
        750        Massachusetts HEFA,
                   (Milford-Whitinsville Regional
                   Hospital), 5.75%, 7/15/13                     670,057
        860        Massachusetts HEFA, (New England Health
                   Systems), 6.125%, 8/1/13                      783,185
      1,335        Massachusetts HEFA, (North Adams
                   Regional Hospital), 6.25%, 7/1/04           1,386,678
        250        Massachusetts HEFA, (Partners Healthcare
                   System), 5.00%, 7/1/09                        257,217
------------------------------------------------------------------------
                                                             $ 5,872,088
------------------------------------------------------------------------
Industrial Development Revenue -- 0.9%
------------------------------------------------------------------------
     $  350        Massachusetts Development Finance
                   Agency, (YMCA of Greater Boston),
                   5.25%, 11/1/13                            $   352,999
------------------------------------------------------------------------
                                                             $   352,999
------------------------------------------------------------------------
Insured-Electric Utilities -- 5.6%
------------------------------------------------------------------------
     $2,000        Massachusetts Municipal Wholesale
                   Electric Co., (AMBAC), 6.625%, 7/1/03(1)  $ 2,115,640
------------------------------------------------------------------------
                                                             $ 2,115,640
------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MASSACHUSETTS LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 2001

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Insured-General Obligations -- 10.5%
------------------------------------------------------------------------
     $  750        Haverhill, (FGIC), 5.00%, 6/15/17         $   756,727
      2,000        Massachusetts Bay Transportation
                   Authority, (AMBAC), 5.25%, 3/1/11           2,135,820
      1,000        Massachusetts, (AMBAC), 5.00%, 7/1/12       1,062,320
------------------------------------------------------------------------
                                                             $ 3,954,867
------------------------------------------------------------------------
Insured-Health Care Miscellaneous -- 2.8%
------------------------------------------------------------------------
     $1,000        Massachusetts HEFA, (Harvard Pilgrim
                   Health), (FSA), 5.00%, 7/1/05             $ 1,048,860
------------------------------------------------------------------------
                                                             $ 1,048,860
------------------------------------------------------------------------
Lease Revenue / Certificates of Participation -- 4.6%
------------------------------------------------------------------------
     $1,650        Puerto Rico, ITEM & ECFA, (Guaynabo
                   Municipal Government), 5.375%, 7/1/06     $ 1,737,731
------------------------------------------------------------------------
                                                             $ 1,737,731
------------------------------------------------------------------------
Nursing Home -- 4.5%
------------------------------------------------------------------------
     $  470        Massachusetts Development Finance
                   Agency, (Odd Fellows Home of
                   Massachusetts), 6.25%, 1/1/15             $   425,284
        515        Massachusetts HEFA, (Christopher House),
                   6.25%, 1/1/07                                 500,868
        745        Massachusetts IFA, (Age Institute of
                   Massachusetts), 7.60%, 11/1/05                760,027
------------------------------------------------------------------------
                                                             $ 1,686,179
------------------------------------------------------------------------
Pooled Loans -- 4.4%
------------------------------------------------------------------------
     $1,595        Massachusetts Water Pollution Abatement
                   Trust, 0.00%, 8/1/12                      $   938,865
        680        Massachusetts Water Pollution Abatement
                   Trust, 5.25%, 8/1/14                          727,512
------------------------------------------------------------------------
                                                             $ 1,666,377
------------------------------------------------------------------------
Senior Living / Life Care -- 2.5%
------------------------------------------------------------------------
     $  600        Massachusetts Development Finance
                   Agency, (Berkshire Retirement),
                   5.60%, 7/1/19                             $   509,730
        500        Massachusetts IFA, (Forge Hill), (AMT),
                   6.75%, 4/1/30                                 433,395
------------------------------------------------------------------------
                                                             $   943,125
------------------------------------------------------------------------
Special Tax Revenue -- 1.4%
------------------------------------------------------------------------
     $  500        Massachusetts Special Obligations,
                   5.00%, 6/1/14                             $   523,845
------------------------------------------------------------------------
                                                             $   523,845
------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Transportation -- 1.1%
------------------------------------------------------------------------
     $  400        Rail Connections, Inc., (Rte. 128
                   Parking Garage), 5.30%, 7/1/09            $   400,044
------------------------------------------------------------------------
                                                             $   400,044
------------------------------------------------------------------------
Total Tax-Exempt Investments
   (identified cost $36,003,641)                             $36,955,113
------------------------------------------------------------------------

PUT OPTIONS PURCHASED -- 0.0%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
     $   25        U.S. Treasury, Expires 5/26/01, Strike
                   Price 102                                 $    16,016
------------------------------------------------------------------------
Total Put Options Purchased
   (identified cost, $12,247)                                $    16,016
------------------------------------------------------------------------
Total Investments -- 98.3%
   (identified cost $36,015,888)                             $36,971,129
------------------------------------------------------------------------
Other Assets, Less Liabilities -- 1.7%                       $   642,917
------------------------------------------------------------------------
Net Assets -- 100.0%                                         $37,614,046
------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 The Portfolio invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2001, 20.4% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 2.8% to 14.4% of total investments.

 (1) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                       SEE NOTES TO FINANCIAL STATEMENTS

NEW JERSEY LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 2001

PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 98.5%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Assisted Living -- 1.5%
------------------------------------------------------------------------
     $  535        New Jersey EDA, (Chelsea at East
                   Brunswick), (AMT), 8.00%, 10/1/07         $   510,219
------------------------------------------------------------------------
                                                             $   510,219
------------------------------------------------------------------------
Cogeneration -- 7.7%
------------------------------------------------------------------------
     $1,665        New Jersey EDA, (Trigen-Trenton), (AMT),
                   6.10%, 12/1/04                            $ 1,681,950
        500        New Jersey EDA, (Vineland Cogeneration),
                   (AMT), 7.875%, 6/1/19                         513,025
        365        Port Authority of New York and New
                   Jersey, (KIAC), (AMT), 6.50%, 10/1/01         369,270
------------------------------------------------------------------------
                                                             $ 2,564,245
------------------------------------------------------------------------
Escrowed / Prerefunded -- 4.6%
------------------------------------------------------------------------
     $  310        New Jersey EDA, (Cadbury Corp.),
                   Prerefunded to 7/1/01, 8.00%, 7/1/15      $   322,828
      2,030        New Jersey EDA, (Princeton Custodial
                   Receipts), Escrowed to Maturity,
                   0.00%, 12/15/12                             1,206,327
------------------------------------------------------------------------
                                                             $ 1,529,155
------------------------------------------------------------------------
General Obligations -- 10.1%
------------------------------------------------------------------------
     $  500        Jersey City School District,
                   6.25%, 10/1/10                            $   578,150
      1,000        New Jersey, 4.50%, 2/1/18                     952,570
      1,050        Puerto Rico, 0.00%, 7/1/08                    781,147
      1,000        South Brunswick, 7.125%, 7/15/02            1,048,520
------------------------------------------------------------------------
                                                             $ 3,360,387
------------------------------------------------------------------------
Hospital -- 9.4%
------------------------------------------------------------------------
     $1,000        New Jersey Health Care Facilities
                   Financing Authority, (Atlantic City
                   Medical Care Center), 6.45%, 7/1/02       $ 1,031,740
        450        New Jersey Health Care Facilities
                   Financing Authority, (Hackensack
                   University Medical Center),
                   6.125%, 1/1/20                                479,533
        500        New Jersey Health Care Facilities
                   Financing Authority, (Robert Wood
                   Johnson University Hospital),
                   5.60%, 7/1/15                                 524,570
        250        New Jersey Health Care Facilities
                   Financing Authority, (Southern Ocean
                   County Hospital), 6.25%, 7/1/23               239,275
        880        New Jersey Health Care Facilities
                   Financing Authority, (St. Elizabeth's
                   Hospital), 5.75%, 7/1/08                      851,972
------------------------------------------------------------------------
                                                             $ 3,127,090
------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Industrial Development Revenue -- 7.2%
------------------------------------------------------------------------
     $  350        Middlesex County Pollution Control
                   Financing Authority, (Amerada Hess),
                   6.875%, 12/1/22                           $   359,359
        350        New Jersey EDA, (American Airlines),
                   (AMT), 7.10%, 11/1/31                         361,126
        300        New Jersey EDA, (Continental Airlines),
                   (AMT), 6.25%, 9/15/19                         287,184
        225        New Jersey EDA, (Economic Growth), LOC:
                   Bank of Paris, (AMT), 6.00%, 12/1/02          229,718
        500        New Jersey EDA, (Holt Hauling), (AMT),
                   7.90%, 3/1/27                                 474,010
        350        New Jersey EDA, (Kapkowski Road
                   Landfill), 6.375%, 4/1/18                     354,176
        300        New Jersey EDA, (The Seeing Eye, Inc.),
                   6.20%, 12/1/24                                326,853
------------------------------------------------------------------------
                                                             $ 2,392,426
------------------------------------------------------------------------
Insured-Electric Utilities -- 3.1%
------------------------------------------------------------------------
     $1,000        Middlesex County Utilities Authority,
                   (FGIC), 6.10%, 12/1/01                    $ 1,019,490
------------------------------------------------------------------------
                                                             $ 1,019,490
------------------------------------------------------------------------
Insured-General Obligations -- 25.3%
------------------------------------------------------------------------
     $1,000        Atlantic City Board of Education,
                   (AMBAC), 6.00%, 12/1/02(1)                $ 1,043,670
      1,175        Edison, (AMBAC), 4.70%, 1/1/04              1,212,107
      1,200        Kearney, (FSA), 6.50%, 2/1/04               1,254,720
        725        Monroe Township Board of Education,
                   (FGIC), 5.20%, 8/1/11                         781,775
        825        Monroe Township Board of Education,
                   (FGIC), 5.20%, 8/1/14                         883,674
        850        Roselle, (MBIA), 4.65%, 10/15/03              877,013
      1,000        South Brunswick Township Board of
                   Education, (FGIC), 6.40%, 8/1/03            1,067,350
      1,300        Washington Township Board of Education,
                   (MBIA), 5.125%, 2/1/15                      1,330,823
------------------------------------------------------------------------
                                                             $ 8,451,132
------------------------------------------------------------------------
Insured-Hospital -- 9.1%
------------------------------------------------------------------------
     $1,300        New Jersey Health Care Facilities
                   Financing Authority, (AHS Hospital
                   Corp.), (AMBAC), 6.00%, 7/1/12            $ 1,477,372
      1,410        New Jersey Health Care Facilities
                   Financing Authority, (Dover General
                   Hospital and Medical Center), (MBIA),
                   7.00%, 7/1/04                               1,556,499
------------------------------------------------------------------------
                                                             $ 3,033,871
------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

NEW JERSEY LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 2001

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Insured-Lease Revenue / Certificates of Participation -- 1.6%
------------------------------------------------------------------------
     $  500        Puerto Rico Public Finance Corp.,
                   (AMBAC), 5.375%, 6/1/17                   $   539,960
------------------------------------------------------------------------
                                                             $   539,960
------------------------------------------------------------------------
Insured-Solid Waste -- 0.8%
------------------------------------------------------------------------
     $  250        Bergen County Utilities Authority, Solid
                   Waste System, (FGIC), 6.00%, 6/15/02      $   258,138
------------------------------------------------------------------------
                                                             $   258,138
------------------------------------------------------------------------
Insured-Transportation -- 8.0%
------------------------------------------------------------------------
     $  500        Delaware River Port Authority, (FSA),
                   5.50%, 1/1/10                             $   550,820
      1,000        New Jersey Turnpike Authority, (FSA),
                   5.90%, 1/1/03                               1,038,020
        795        New Jersey Turnpike Authority, (FSA),
                   6.40%, 1/1/02                                 813,937
        250        South Jersey Transportation Authority,
                   (AMBAC), 5.00%, 11/1/18                       252,963
------------------------------------------------------------------------
                                                             $ 2,655,740
------------------------------------------------------------------------
Insured-Water and Sewer -- 2.2%
------------------------------------------------------------------------
     $  565        Pennsville Sewer Authority, (MBIA),
                   0.00%, 11/1/16                            $   264,273
        565        Pennsville Sewer Authority, (MBIA),
                   0.00%, 11/1/17                                249,267
        565        Pennsville Sewer Authority, (MBIA),
                   0.00%, 11/1/18                                235,243
------------------------------------------------------------------------
                                                             $   748,783
------------------------------------------------------------------------
Senior Living / Life Care -- 0.8%
------------------------------------------------------------------------
     $  300        New Jersey EDA, (Fellowship Village),
                   5.50%, 1/1/18                             $   255,981
------------------------------------------------------------------------
                                                             $   255,981
------------------------------------------------------------------------
Solid Waste -- 0.9%
------------------------------------------------------------------------
     $  300        Atlantic County Utilities Authority,
                   Solid Waste System, 7.00%, 3/1/08         $   295,839
------------------------------------------------------------------------
                                                             $   295,839
------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Transportation -- 6.2%
------------------------------------------------------------------------
     $1,000        New Jersey Transportation Trust Fund
                   Authority, Residual Certificates,
                   Variable Rate, 6/15/17(2)(3)              $ 1,027,410
      1,000        Port Authority of New York and New
                   Jersey, 5.375%, 3/1/28                      1,048,710
------------------------------------------------------------------------
                                                             $ 2,076,120
------------------------------------------------------------------------
Total Tax-Exempt Investments
   (identified cost $31,303,252)                             $32,818,576
------------------------------------------------------------------------

PUT OPTIONS PURCHASED -- 0.0%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
     $   22        U.S. Treasury, Expires 5/26/01, Strike
                   Price 102                                 $    14,094
------------------------------------------------------------------------
Total Put Options Purchased
   (identified cost, $10,777)                                $    14,094
------------------------------------------------------------------------
Total Investments -- 98.5%
   (identified cost $31,314,029)                             $32,832,670
------------------------------------------------------------------------
Other Assets, Less Liabilities -- 1.5%                       $   504,624
------------------------------------------------------------------------
Net Assets -- 100.0%                                         $33,337,294
------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 The Portfolio invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2001, 50.9% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 11.1% to 13.8% of total investments.

 (1) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

 (2)  Security has been issued as an inverse floater bond.

 (3) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

                       SEE NOTES TO FINANCIAL STATEMENTS

NEW YORK LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 2001

PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 101.5%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Assisted Living -- 1.0%
------------------------------------------------------------------------
     $  480        Glen Cove IDA, (Regency at Glen Cove),
                   9.50%, 7/1/12                             $   501,864
------------------------------------------------------------------------
                                                             $   501,864
------------------------------------------------------------------------
Cogeneration -- 3.1%
------------------------------------------------------------------------
     $  635        Port Authority of New York and New
                   Jersey, (KIAC), (AMT), 6.50%, 10/1/01     $   642,429
        600        Suffolk County IDA, (Nissequogue
                   Cogeneration Partners Facility), (AMT),
                   5.50%, 1/1/23                                 530,268
        375        Suffolk County IDA, Civic Facility
                   Revenue, (Alliance of Long Island
                   Agencies), 7.50%, 9/1/15                      381,784
------------------------------------------------------------------------
                                                             $ 1,554,481
------------------------------------------------------------------------
Education -- 1.5%
------------------------------------------------------------------------
     $  600        New York Dormitory Authority, (State
                   University Educational Facilities),
                   5.25%, 5/15/15                            $   636,618
        105        New York Dormitory Authority, (State
                   University Educational Facilities),
                   5.25%, 5/15/19                                108,926
------------------------------------------------------------------------
                                                             $   745,544
------------------------------------------------------------------------
Electric Utilities -- 4.0%
------------------------------------------------------------------------
     $1,000        Long Island Power Authority, Electric
                   System Revenue, 5.00%, 12/1/18            $ 1,001,750
      1,000        Long Island Power Authority, Electric
                   System Revenue, 5.25%, 12/1/02              1,029,860
------------------------------------------------------------------------
                                                             $ 2,031,610
------------------------------------------------------------------------
Escrowed / Prerefunded -- 0.0%
------------------------------------------------------------------------
     $   25        New York, Prerefunded to 8/1/02,
                   6.375%, 8/1/06                            $    26,425
------------------------------------------------------------------------
                                                             $    26,425
------------------------------------------------------------------------
General Obligations -- 5.8%
------------------------------------------------------------------------
     $  550        New York City, 0.00%, 8/1/07              $   423,049
      1,000        New York City, 0.00%, 8/1/08                  731,640
      1,000        New York City, 0.00%, 8/1/08                  731,640
      1,000        New York City, 6.375%, 8/1/06               1,052,110
------------------------------------------------------------------------
                                                             $ 2,938,439
------------------------------------------------------------------------
Hospital -- 7.1%
------------------------------------------------------------------------
     $  500        Chautauqua County IDA, (Womans Christian
                   Association), 6.35%, 11/15/17             $   441,075
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Hospital (continued)
------------------------------------------------------------------------
     $  580        Fulton County IDA, (Nathan Littauer
                   Hospital), 5.75%, 11/1/09                 $   540,340
      2,000        New York Dormitory Authority,
                   (Department of Health), 5.375%, 7/1/08      2,142,260
        500        Oneida County IDA, (St. Elizabeth
                   Medical Center), 5.50%, 12/1/10               462,980
------------------------------------------------------------------------
                                                             $ 3,586,655
------------------------------------------------------------------------
Housing -- 7.1%
------------------------------------------------------------------------
     $1,000        New York City Housing Development Corp.,
                   MFMR, 5.625%, 5/1/12                      $ 1,049,320
        500        New York State Mortgage Agency, (AMT),
                   5.20%, 10/1/08                                529,055
      1,500        New York State Mortgage Agency, (AMT),
                   6.45%, 10/1/21                              1,599,690
        400        Westchester County IDA, (Children's
                   Village), 5.375%, 3/15/19                     401,212
------------------------------------------------------------------------
                                                             $ 3,579,277
------------------------------------------------------------------------
Industrial Development Revenue -- 7.7%
------------------------------------------------------------------------
     $1,000        Dutchess County IDA, (IBM), (AMT),
                   5.45%, 12/1/29                            $ 1,062,560
        750        Port Authority of New York and New
                   Jersey, (Delta Airlines), 6.95%, 6/1/08       779,715
      1,500        Puerto Rico Port Authority, (American
                   Airlines), (AMT), 6.25%, 6/1/26             1,539,435
        500        Suffolk County IDA, (Jeffersons Ferry),
                   7.20%, 11/1/19                                507,720
------------------------------------------------------------------------
                                                             $ 3,889,430
------------------------------------------------------------------------
Insured-Education -- 8.5%
------------------------------------------------------------------------
     $1,000        New York Dormitory Authority Revenue,
                   (State University Educational
                   Facilities), (FSA), 5.75%, 5/15/17        $ 1,114,710
      1,075        New York Dormitory Authority, (Mt. Sinai
                   School of Medicine), (MBIA),
                   6.75%, 7/1/09                               1,105,809
      1,000        New York Dormitory Authority, (New York
                   University), (AMBAC), 5.50%, 7/1/19(1)      1,012,280
        500        New York Dormitory Authority, (New York
                   University), (AMBAC), 5.75%, 7/1/12(1)        561,490
        500        Niagara County IDA, (Niagara
                   University), (AMBAC), 5.25%, 10/1/18          509,175
------------------------------------------------------------------------
                                                             $ 4,303,464
------------------------------------------------------------------------
Insured-Electric Utilities -- 0.5%
------------------------------------------------------------------------
     $  500        Long Island Power Authority, Electric
                   System Revenue, (FSA), 0.00%, 6/1/15      $   253,380
------------------------------------------------------------------------
                                                             $   253,380
------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

NEW YORK LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 2001

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Insured-Special Tax Revenue -- 2.6%
------------------------------------------------------------------------
     $2,250        New York Local Government Assistance
                   Corp., (MBIA), 0.00%, 4/1/13              $ 1,302,750
------------------------------------------------------------------------
                                                             $ 1,302,750
------------------------------------------------------------------------
Insured-Transportation -- 8.0%
------------------------------------------------------------------------
     $1,000        Metropolitan Transportation Authority,
                   (FGIC), 5.25%, 7/1/17                     $ 1,025,840
      2,240        Metropolitan Transportation Authority,
                   (FGIC), 5.70%, 7/1/10(2)(3)                 2,441,309
        500        Monroe County Airport Authority, (MBIA),
                   (AMT), Variable Rate, 1/1/17(4)(5)            604,880
------------------------------------------------------------------------
                                                             $ 4,072,029
------------------------------------------------------------------------
Lease Revenue / Certificates of Participation -- 13.3%
------------------------------------------------------------------------
     $2,000        New York State Energy Research and
                   Development Authority, (Western NY
                   Nuclear Service Center), 6.00%, 4/1/06    $ 2,195,420
      2,000        New York State HFA, Health Facilities,
                   6.375%, 11/1/03                             2,126,400
      1,485        New York State Thruway Authority,
                   Special Obligations, 0.00%, 1/1/04          1,339,010
      1,000        New York State Urban Development Corp.,
                   (Youth Facilities), 5.75%, 4/1/10           1,091,770
------------------------------------------------------------------------
                                                             $ 6,752,600
------------------------------------------------------------------------
Senior Living / Life Care -- 0.7%
------------------------------------------------------------------------
     $  400        Mt. Vernon IDA, (Wartburg Senior
                   Housing, Inc.), 6.15%, 6/1/19             $   360,404
------------------------------------------------------------------------
                                                             $   360,404
------------------------------------------------------------------------
Special Tax Revenue -- 10.4%
------------------------------------------------------------------------
     $1,000        New York City Transitional Finance
                   Authority, 5.00%, 5/1/16                  $ 1,012,710
      4,000        New York Local Government Assistance
                   Corp., 5.25%, 4/1/16                        4,223,880
------------------------------------------------------------------------
                                                             $ 5,236,590
------------------------------------------------------------------------
Transportation -- 12.5%
------------------------------------------------------------------------
     $1,000        NY Thruway Authority, 5.75%, 4/1/16       $ 1,054,420
      3,000        Port Authority of New York and New
                   Jersey, (AMT), 6.00%, 7/1/14                3,226,680
      1,000        Triborough Bridge and Tunnel Authority,
                   5.25%, 1/1/17                               1,024,230
      1,000        Triborough Bridge and Tunnel Authority,
                   5.375%, 1/1/19                              1,027,310
------------------------------------------------------------------------
                                                             $ 6,332,640
------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Water and Sewer -- 7.7%
------------------------------------------------------------------------
     $2,000        New York City Municipal Water Finance
                   Authority, 5.125%, 6/15/21                $ 1,992,360
      1,825        New York City Municipal Water Finance
                   Authority, 5.70%, 6/15/02                   1,879,056
------------------------------------------------------------------------
                                                             $ 3,871,416
------------------------------------------------------------------------
Total Tax-Exempt Investments
   (identified cost, $48,938,488)                            $51,338,998
------------------------------------------------------------------------

PUT OPTIONS PURCHASED -- 0.1%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
     $   38        U.S. Treasury, Expires 5/26/01, Strike
                   Price 102                                 $    24,344
------------------------------------------------------------------------
Total Put Options Purchased
   (identified cost, $18,615)                                $    24,344
------------------------------------------------------------------------
Total Investments -- 101.6%
   (identified cost $48,957,103)                             $51,363,342
------------------------------------------------------------------------
Other Assets, Less Liabilities -- (1.6)%                     $  (792,858)
------------------------------------------------------------------------
Net Assets -- 100.0%                                         $50,570,484
------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 The Portfolio invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2001, 19.3% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 2.7% to 6.8% of total investments.

 (1)  When-issued security.

 (2) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

 (3) Security (or a portion thereof) has been segregated to cover when-issued securities.

 (4)  Security has been issued as an inverse floater bond.

 (5) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

                       SEE NOTES TO FINANCIAL STATEMENTS

OHIO LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 2001

PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 98.6%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Electric Utilities -- 1.5%
------------------------------------------------------------------------
     $  250        Ohio Water Development Authority,
                   Pollution Control Facilities, (Cleveland
                   Electric), (AMT), 6.10%, 8/1/20           $   250,720
------------------------------------------------------------------------
                                                             $   250,720
------------------------------------------------------------------------
Escrowed / Prerefunded -- 4.6%
------------------------------------------------------------------------
     $  750        Warren County, (Otterbein Homes),
                   Prerefunded to 7/1/01, 7.20%, 7/1/11      $   772,335
------------------------------------------------------------------------
                                                             $   772,335
------------------------------------------------------------------------
General Obligations -- 12.6%
------------------------------------------------------------------------
     $  500        Hamilton School District, 6.15%, 12/1/15  $   578,205
        300        Kings County Local School District,
                   7.60%, 12/1/10                                340,368
        675        Ohio, 0.00%, 8/1/04                           594,560
        500        Ohio, 0.00%, 8/1/05                           422,000
        250        Ohio, 0.00%, 8/1/08                           182,845
------------------------------------------------------------------------
                                                             $ 2,117,978
------------------------------------------------------------------------
Hospital -- 10.7%
------------------------------------------------------------------------
     $1,000        Erie County, (Firelands Community
                   Hospital), 6.75%, 1/1/08                  $ 1,041,590
        250        Hamilton County Health Care Facilities
                   Authority, (Twin Towers Improvements),
                   5.75%, 10/1/19                                252,460
        250        Parma, Hospital Improvement Revenue,
                   (Parma Community General Hospital
                   Association), 5.25%, 11/1/13                  242,267
        250        Richland County Hospital Facilities,
                   (Medcentral Health Systems),
                   6.375%, 11/15/22                              257,322
------------------------------------------------------------------------
                                                             $ 1,793,639
------------------------------------------------------------------------
Housing -- 2.6%
------------------------------------------------------------------------
     $  290        Cuyahoga County, OH, (Rolling Hills
                   Apts.), (AMT), 8.00%, 1/1/28              $   250,841
        285        Lucas County, (Country Creek), (AMT),
                   8.00%, 7/1/26                                 188,023
------------------------------------------------------------------------
                                                             $   438,864
------------------------------------------------------------------------
Industrial Development Revenue -- 12.2%
------------------------------------------------------------------------
     $  250        Cuyahoga County, (Rock and Roll Hall of
                   Fame), 5.85%, 12/1/08                     $   262,325
        500        Dayton, Special Facilities Revenue,
                   (Emery Air Freight), 5.625%, 2/1/18           453,670
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Industrial Development Revenue (continued)
------------------------------------------------------------------------
     $  745        Ohio Economic Development Commission,
                   (ABS Industries), (AMT), 6.00%, 6/1/04    $   775,761
        165        Ohio Economic Development Commission,
                   (Progress Plastics Products), (AMT),
                   6.80%, 12/1/01                                165,637
        200        Toledo Lucas County Port Authority
                   Development Revenue, (Northwest Ohio
                   Bond Fund), 5.10%, 5/15/12                    180,550
        200        Toledo Lucas County Port Authority
                   Development Revenue, (Northwest Ohio
                   Bond Fund), (Alex Products), (AMT),
                   6.125%, 11/15/09                              205,918
------------------------------------------------------------------------
                                                             $ 2,043,861
------------------------------------------------------------------------
Insured-Education -- 4.2%
------------------------------------------------------------------------
     $  700        Ohio Public Facilities Commission,
                   (Higher Educational Facilities),
                   (AMBAC), 4.30%, 12/1/08                   $   707,490
------------------------------------------------------------------------
                                                             $   707,490
------------------------------------------------------------------------
Insured-General Obligations -- 27.6%
------------------------------------------------------------------------
     $  250        Athens City School District, (FSA),
                   5.45%, 12/1/10                            $   274,400
        265        Clinton Massie Local School District,
                   (AMBAC), 0.00%, 12/1/11                       163,036
        265        Clinton Massie Local School District,
                   (MBIA), 0.00%, 12/1/09                        181,787
        225        Finneytown Local School District,
                   (FGIC), 6.15%, 12/1/11                        260,512
      1,000        Hilliard School District, (FGIC),
                   0.00%, 12/1/14                                513,900
        175        Perry Local School District, (AMBAC),
                   4.40%, 12/1/11                                176,103
        175        Sciota Valley and Ross County School
                   District, (FGIC), 0.00%, 12/1/11              107,665
      1,000        Southwest Licking School Facilities
                   Improvement, (FGIC), 7.10%, 12/1/16         1,147,170
        500        South-Western City School District,
                   Franklin and Pickway Counties, (AMBAC),
                   4.75%, 12/1/26                                467,475
        500        Strongsville City School District,
                   (MBIA), 5.375%, 12/1/12                       544,805
        250        West Clermont School District, (AMBAC),
                   6.90%, 12/1/12(1)                             284,683
        460        Wyoming, School District, (FGIC),
                   5.75%, 12/1/17                                511,681
------------------------------------------------------------------------
                                                             $ 4,633,217
------------------------------------------------------------------------
Insured-Hospital -- 3.2%
------------------------------------------------------------------------
     $  500        Cuyahoga County, (Metrohealth System),
                   (MBIA), 5.50%, 2/15/12                    $   541,930
------------------------------------------------------------------------
                                                             $   541,930
------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

OHIO LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 2001

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Insured-Industrial Development Revenue -- 3.4%
------------------------------------------------------------------------
     $  500        Akron Economic Development, (MBIA),
                   6.00%, 12/1/12                            $   570,160
------------------------------------------------------------------------
                                                             $   570,160
------------------------------------------------------------------------
Insured-Transportation -- 6.7%
------------------------------------------------------------------------
     $  300        Cleveland Airport System Revenue, (FSA),
                   5.25%, 1/1/14                             $   313,365
        750        Ohio Turnpike Commission, (FGIC),
                   5.50%, 2/15/18                                807,945
------------------------------------------------------------------------
                                                             $ 1,121,310
------------------------------------------------------------------------
Lease Revenue / Certificates of Participation -- 1.2%
------------------------------------------------------------------------
     $  200        Union County, (Pleasant Valley Joint
                   Fire District), 6.125%, 12/1/19           $   202,164
------------------------------------------------------------------------
                                                             $   202,164
------------------------------------------------------------------------
Nursing Home -- 3.7%
------------------------------------------------------------------------
     $  600        Cuyahoga County HFA, (Benjamin Rose
                   Institute), 5.50%, 12/1/17                $   508,020
        105        Fairfield EDA, (Beverly Enterprises),
                   8.50%, 1/1/03                                 107,052
------------------------------------------------------------------------
                                                             $   615,072
------------------------------------------------------------------------
Senior Living / Life Care -- 2.3%
------------------------------------------------------------------------
     $  200        Ohio HFA, Retirement Rental Housing,
                   (Encore Retirement Partners),
                   6.75%, 3/1/19                             $   170,670
        250        Summit County Healthcare Facilities
                   Revenue, (Village at Saint Edward),
                   5.75%, 12/1/25                                207,918
------------------------------------------------------------------------
                                                             $   378,588
------------------------------------------------------------------------
Special Tax Revenue -- 1.5%
------------------------------------------------------------------------
     $  252        Columbus Special Assessment,
                   6.05%, 9/15/05                            $   256,580
------------------------------------------------------------------------
                                                             $   256,580
------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Water and Sewer -- 0.6%
------------------------------------------------------------------------
     $  100        Cuyahoga County, Sewer Improvement
                   District, 5.45%, 12/1/15                  $   104,243
------------------------------------------------------------------------
                                                             $   104,243
------------------------------------------------------------------------
Total Tax-Exempt Investments -- 98.6%
   (identified cost, $16,332,367)                            $16,548,151
------------------------------------------------------------------------
Other Assets, Less Liabilities -- 1.4%                       $   239,488
------------------------------------------------------------------------
Net Assets -- 100.0%                                         $16,787,639
------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 The Portfolio invests primarily in debt securities issued by Ohio municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2001, 45.8% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 3.6% to 20.2% of total investments.

 (1) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                       SEE NOTES TO FINANCIAL STATEMENTS

PENNSYLVANIA LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 2001

PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 96.1%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Assisted Living -- 3.5%
------------------------------------------------------------------------
     $  735        Chester County IDA, (Kimberton),
                   8.00%, 9/1/05                             $   753,154
        485        Delaware County IDA, (Glen Riddle),
                   (AMT), 8.125%, 9/1/05(1)                      504,366
------------------------------------------------------------------------
                                                             $ 1,257,520
------------------------------------------------------------------------
Certificates of Participation -- 1.3%
------------------------------------------------------------------------
     $  500        Cliff House Trust, (AMT), 6.625%, 6/1/27  $   455,920
------------------------------------------------------------------------
                                                             $   455,920
------------------------------------------------------------------------
Cogeneration -- 3.2%
------------------------------------------------------------------------
     $1,100        Pennsylvania EDA, (Resource
                   Recovery-Colver), (AMT), 7.05%, 12/1/10   $ 1,135,519
------------------------------------------------------------------------
                                                             $ 1,135,519
------------------------------------------------------------------------
Education -- 2.0%
------------------------------------------------------------------------
     $  740        Pennsylvania HEFA, (Delaware Valley
                   College of Science and Agriculture),
                   5.25%, 4/5/12                             $   710,918
------------------------------------------------------------------------
                                                             $   710,918
------------------------------------------------------------------------
Escrowed / Prerefunded -- 12.2%
------------------------------------------------------------------------
     $1,500        Somerset County, General Authority,
                   Correctional Facilities, (FGIC),
                   Escrowed to Maturity, 6.50%, 10/15/01     $ 1,527,285
        825        Virgin Islands Water and Power
                   Authority, Prerefunded to 7/1/01,
                   7.40%, 7/1/11                                 847,399
      5,000        Westmoreland County, Municipal
                   Authority, Water Utility, (FGIC),
                   Escrowed to Maturity, 0.00%, 8/15/19        1,957,200
------------------------------------------------------------------------
                                                             $ 4,331,884
------------------------------------------------------------------------
General Obligations -- 0.7%
------------------------------------------------------------------------
     $  500        Puerto Rico, 0.00%, 7/1/16                $   236,925
------------------------------------------------------------------------
                                                             $   236,925
------------------------------------------------------------------------
Hospital -- 15.0%
------------------------------------------------------------------------
     $  500        Allegheny County Hospital Development
                   Authority, (West Pennsylvania Health
                   System), 8.65%, 11/15/05                  $   498,790
      1,000        Allentown, Area Hospital Authority,
                   (Sacred Heart Hospital),
                   6.50%, 11/15/08                               941,500
        650        Hazleton Health Services Authority, (St.
                   Joseph's Hospital), 5.85%, 7/1/06             654,101
      1,200        Lehigh County, General Purpose
                   Authority, (Muhlenberg Hospital),
                   5.75%, 7/15/10                              1,319,496
        200        McKean County Hospital Authority,
                   (Bradford Hospital), 5.375%, 10/1/03          199,210
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Hospital (continued)
------------------------------------------------------------------------
     $  300        Montgomery County HEFA, (Montgomery
                   Hospital), 6.25%, 7/1/06                  $   303,207
         85        Northhampton County Hospital Authority,
                   (Easton Hospital), 6.90%, 1/1/02               85,222
      1,350        South Fork Municipal Authority, (Lee
                   Hospital), 5.50%, 7/1/11                    1,349,352
------------------------------------------------------------------------
                                                             $ 5,350,878
------------------------------------------------------------------------
Industrial Development Revenue -- 5.8%
------------------------------------------------------------------------
     $  350        Carbon County IDA, (Panther Creek
                   Partners), 6.65%, 5/1/10                  $   359,446
        700        Erie IDA, (International Paper), (AMT),
                   5.85%, 12/1/20                                677,705
        250        Pennsylvania Economic Development
                   Financing Authority Facility, (Amtrak),
                   (AMT), 6.50%, 11/1/16                         261,960
        750        Puerto Rico Port Authority, (American
                   Airlines), (AMT), 6.30%, 6/1/23               763,973
------------------------------------------------------------------------
                                                             $ 2,063,084
------------------------------------------------------------------------
Insured-Education -- 6.3%
------------------------------------------------------------------------
     $1,500        Allegheny County, Higher Education
                   Building Authority, (Duquesne
                   University), (AMBAC), 5.00%, 3/1/16       $ 1,508,220
        700        Montgomery County HEFA, (Saint Joseph's
                   University), (CLEE), 6.00%, 12/15/02          730,415
------------------------------------------------------------------------
                                                             $ 2,238,635
------------------------------------------------------------------------
Insured-Electric Utilities -- 6.0%
------------------------------------------------------------------------
     $  500        Beaver County IDA, (Ohio Edison),
                   (FGIC), 7.00%, 6/1/21                     $   512,615
      1,500        Cambria County IDA, (Pennsylvania
                   Electric), (MBIA), 5.35%, 11/1/10           1,631,580
------------------------------------------------------------------------
                                                             $ 2,144,195
------------------------------------------------------------------------
Insured-General Obligations -- 9.4%
------------------------------------------------------------------------
     $1,635        Harrisburg, (AMBAC), 0.00%, 9/15/12       $   957,996
      1,355        McKeesport, (FGIC), 0.00%, 10/1/11            839,992
      1,000        Pennsylvania, (AMBAC), 5.00%, 11/15/15      1,016,100
        500        Pleasant Valley School District, (FGIC),
                   5.00%, 9/1/10                                 532,740
------------------------------------------------------------------------
                                                             $ 3,346,828
------------------------------------------------------------------------
Insured-Hospital -- 5.4%
------------------------------------------------------------------------
     $1,000        Allegheny County Hospital Development
                   Authority, (South Hills Health), (MBIA),
                   5.50%, 5/1/08                             $ 1,074,890

                       SEE NOTES TO FINANCIAL STATEMENTS

PENNSYLVANIA LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF MARCH 31, 2001

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Insured-Hospital (continued)
------------------------------------------------------------------------
     $  825        Indiana County Hospital Authority,
                   (Indiana Hospital), (CLEE),
                   5.875%, 7/1/01                            $   830,404
------------------------------------------------------------------------
                                                             $ 1,905,294
------------------------------------------------------------------------
Insured-Lease Revenue / Certificates of Participation -- 4.3%
------------------------------------------------------------------------
     $1,000        Northumberland County Authority, (MBIA),
                   6.50%, 10/15/01                           $ 1,018,190
        500        Pennsylvania Public School Building
                   Authority, (Garnet Valley School
                   District), (AMBAC), 5.50%, 2/1/20             520,185
------------------------------------------------------------------------
                                                             $ 1,538,375
------------------------------------------------------------------------
Insured-Special Tax Revenue -- 1.0%
------------------------------------------------------------------------
     $  350        Pittsburgh and Allegheny County, Public
                   Auditorium Authority, (AMBAC),
                   5.00%, 2/1/24                             $   341,369
------------------------------------------------------------------------
                                                             $   341,369
------------------------------------------------------------------------
Insured-Transportation -- 9.2%
------------------------------------------------------------------------
     $1,000        Allegheny County Airport Revenue,
                   (MBIA), 5.75%, 1/1/10                     $ 1,088,400
        590        Allegheny County Airport Revenue,
                   (MBIA), 5.75%, 1/1/12                         645,690
      1,000        Philadelphia Airport Revenue, (FGIC),
                   5.375%, 7/1/14                              1,035,290
        500        Southeastern Pennsylvania Transportation
                   Authority, (FGIC), 5.25%, 3/1/16              514,985
------------------------------------------------------------------------
                                                             $ 3,284,365
------------------------------------------------------------------------
Nursing Home -- 1.9%
------------------------------------------------------------------------
     $  250        Chartiers Valley, Industrial and
                   Commercial Development Authority,
                   (Beverly Enterprises), 5.30%, 6/1/02      $   247,640
        250        Chartiers Valley, Industrial and
                   Commercial Development Authority,
                   (Beverly Enterprises), 5.35%, 6/1/03          245,488
        185        Clarion County IDA, (Beverly
                   Enterprises), 5.50%, 5/1/03                   178,525
------------------------------------------------------------------------
                                                             $   671,653
------------------------------------------------------------------------
Senior Living / Life Care -- 4.4%
------------------------------------------------------------------------
     $  335        Crawford County Hospital Authority,
                   (Wesbury United Methodist Community),
                   6.00%, 8/15/11                            $   318,113
        245        Delaware County Authority, (White Horse
                   Village), 6.30%, 7/1/03                       249,241
        505        Delaware County Authority, (White Horse
                   Village), 6.40%, 7/1/04                       516,145
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Senior Living / Life Care (continued)
------------------------------------------------------------------------
     $  480        Hazleton Health Services Authority,
                   (Hazleton General Hospital),
                   5.50%, 7/1/07                             $   473,035
------------------------------------------------------------------------
                                                             $ 1,556,534
------------------------------------------------------------------------
Solid Waste -- 2.0%
------------------------------------------------------------------------
     $  750        Schuylkill County IDA, (Pine Grove
                   Landfill, Inc.), (AMT), 5.10%, 10/1/19    $   721,605
------------------------------------------------------------------------
                                                             $   721,605
------------------------------------------------------------------------
Transportation -- 2.5%
------------------------------------------------------------------------
     $  920        Erie Municipal Airport Authority, (AMT),
                   5.50%, 7/1/09                             $   897,009
------------------------------------------------------------------------
                                                             $   897,009
------------------------------------------------------------------------
Total Tax-Exempt Investments
   (identified cost, $33,323,513)                            $34,188,510
------------------------------------------------------------------------

PUT OPTIONS PURCHASED -- 0.0%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
     $   21        U.S. Treasury, Expires 5/26/01, Strike
                   Price 102                                 $    13,453
------------------------------------------------------------------------
Total Put Options Purchased
   (identified cost, $10,288)                                $    13,453
------------------------------------------------------------------------
Total Investments -- 96.1%
   (identified cost, $33,333,801)                            $34,201,963
------------------------------------------------------------------------
Other Assets, Less Liabilities -- 3.9%                       $ 1,379,810
------------------------------------------------------------------------
Net Assets -- 100.0%                                         $35,581,773
------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 The Portfolio invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2001, 53.5% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 4.6% to 20.2% of total investments.

 (1) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2001

FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES

AS OF MARCH 31, 2001

                                   CALIFORNIA           FLORIDA         MASSACHUSETTS
                                LIMITED PORTFOLIO  LIMITED PORTFOLIO  LIMITED PORTFOLIO
---------------------------------------------------------------------------------------
Assets
---------------------------------------------------------------------------------------
Investments --
   Identified cost                 $20,172,193        $37,256,137        $36,015,888
   Unrealized appreciation             982,018          1,279,069            955,241
---------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE              $21,154,211        $38,535,206        $36,971,129
---------------------------------------------------------------------------------------
Cash                               $   111,876        $   182,876        $   173,742
Interest receivable                    256,203            749,962            481,632
Prepaid expenses                           153                307                307
---------------------------------------------------------------------------------------
TOTAL ASSETS                       $21,522,443        $39,468,351        $37,626,810
---------------------------------------------------------------------------------------

Liabilities
---------------------------------------------------------------------------------------
Payable for daily variation
   margin on open financial
   futures contracts               $     2,813        $     4,219        $     3,375
Accrued expenses                         6,633             12,400              9,389
---------------------------------------------------------------------------------------
TOTAL LIABILITIES                  $     9,446        $    16,619        $    12,764
---------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO
   INVESTORS' INTEREST
   IN PORTFOLIO                    $21,512,997        $39,451,732        $37,614,046
---------------------------------------------------------------------------------------

Sources of Net Assets
---------------------------------------------------------------------------------------
Net proceeds from capital
   contributions and
   withdrawals                     $20,538,539        $38,171,506        $36,641,674
Net unrealized appreciation
   (computed on the basis of
   identified cost)                    974,458          1,280,226            972,372
---------------------------------------------------------------------------------------
TOTAL                              $21,512,997        $39,451,732        $37,614,046
---------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2001

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF ASSETS AND LIABILITIES

AS OF MARCH 31, 2001

                                   NEW JERSEY          NEW YORK             OHIO           PENNSYLVANIA
                                LIMITED PORTFOLIO  LIMITED PORTFOLIO  LIMITED PORTFOLIO  LIMITED PORTFOLIO
----------------------------------------------------------------------------------------------------------
Assets
----------------------------------------------------------------------------------------------------------
Investments --
   Identified cost                 $31,314,029        $48,957,103        $16,332,367        $33,333,801
   Unrealized appreciation           1,518,641          2,406,239            215,784            868,162
----------------------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE              $32,832,670        $51,363,342        $16,548,151        $34,201,963
----------------------------------------------------------------------------------------------------------
Cash                               $    30,849        $    55,801        $    10,382        $   863,109
Interest receivable                    482,881            883,953            238,564            527,462
Prepaid expenses                           244                367                121                275
----------------------------------------------------------------------------------------------------------
TOTAL ASSETS                       $33,346,644        $52,303,463        $16,797,218        $35,592,809
----------------------------------------------------------------------------------------------------------

Liabilities
----------------------------------------------------------------------------------------------------------
Payable for daily variation
   margin on open financial
   futures contracts               $     2,250        $     3,375        $     1,687        $     3,938
Demand note payable                         --            100,000                 --                 --
Payable for when-issued
   securities                               --          1,613,963                 --                 --
Accrued expenses                         7,100             15,641              7,892              7,098
----------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                  $     9,350        $ 1,732,979        $     9,579        $    11,036
----------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO
   INVESTORS' INTEREST
   IN PORTFOLIO                    $33,337,294        $50,570,484        $16,787,639        $35,581,773
----------------------------------------------------------------------------------------------------------

Sources of Net Assets
----------------------------------------------------------------------------------------------------------
Net proceeds from capital
   contributions and
   withdrawals                     $31,807,232        $48,147,114        $16,563,289        $34,709,198
Net unrealized appreciation
   (computed on the basis of
   identified cost)                  1,530,062          2,423,370            224,350            872,575
----------------------------------------------------------------------------------------------------------
TOTAL                              $33,337,294        $50,570,484        $16,787,639        $35,581,773
----------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIOS

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED MARCH 31, 2001

                                             CALIFORNIA            FLORIDA          MASSACHUSETTS
                                          LIMITED PORTFOLIO   LIMITED PORTFOLIO   LIMITED PORTFOLIO
---------------------------------------------------------------------------------------------------
Investment Income
---------------------------------------------------------------------------------------------------
Interest                                     $1,183,724          $2,267,293           $2,231,694
---------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                      $1,183,724          $2,267,293           $2,231,694
---------------------------------------------------------------------------------------------------

Expenses
---------------------------------------------------------------------------------------------------
Investment adviser fee                       $  101,235          $  192,237           $  186,586
Trustees' fees and expenses                         346               2,252                2,284
Legal and accounting services                    19,693              20,862               21,195
Custodian fee                                    18,673              29,788               26,242
Miscellaneous                                     6,494               8,769               10,527
---------------------------------------------------------------------------------------------------
TOTAL EXPENSES                               $  146,441          $  253,908           $  246,834
---------------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee                $    6,155          $   10,244           $   12,892
---------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                     $    6,155          $   10,244           $   12,892
---------------------------------------------------------------------------------------------------

NET EXPENSES                                 $  140,286          $  243,664           $  233,942
---------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                        $1,043,438          $2,023,629           $1,997,752
---------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
---------------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                            $  (27,187)         $  (60,218)          $ (113,629)
   Financial futures contracts                 (104,523)            (74,924)             (37,782)
---------------------------------------------------------------------------------------------------
NET REALIZED LOSS                            $ (131,710)         $ (135,142)          $ (151,411)
---------------------------------------------------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)       $1,318,127          $2,005,980           $1,733,272
   Financial futures contracts                   17,734               1,157               33,697
---------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)               $1,335,861          $2,007,137           $1,766,969
---------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN             $1,204,151          $1,871,995           $1,615,558
---------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                                $2,247,589          $3,895,624           $3,613,310
---------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIOS

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED MARCH 31, 2001

                                             NEW JERSEY           NEW YORK              OHIO            PENNSYLVANIA
                                          LIMITED PORTFOLIO   LIMITED PORTFOLIO   LIMITED PORTFOLIO   LIMITED PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------
Investment Income
-----------------------------------------------------------------------------------------------------------------------
Interest                                     $1,926,411          $2,774,313          $  986,169          $2,062,603
-----------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                      $1,926,411          $2,774,313          $  986,169          $2,062,603
-----------------------------------------------------------------------------------------------------------------------

Expenses
-----------------------------------------------------------------------------------------------------------------------
Investment adviser fee                       $  159,667          $  234,924          $   82,052          $  171,385
Trustees' fees and expenses                       2,316               5,441                 368               2,316
Legal and accounting services                    19,950              21,270              25,529              23,457
Custodian fee                                    25,096              35,382              19,193              28,218
Miscellaneous                                     9,304              10,616               8,185               9,046
-----------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                               $  216,333          $  307,633          $  135,327          $  234,422
-----------------------------------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee                $    8,060          $   12,271          $    6,529          $   11,521
-----------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                     $    8,060          $   12,271          $    6,529          $   11,521
-----------------------------------------------------------------------------------------------------------------------

NET EXPENSES                                 $  208,273          $  295,362          $  128,798          $  222,901
-----------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                        $1,718,138          $2,478,951          $  857,371          $1,839,702
-----------------------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
-----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                            $   77,547          $  145,860          $  (34,363)         $  (28,505)
   Financial futures contracts                  (20,228)            (30,010)            (16,769)            (59,666)
-----------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS)                     $   57,319          $  115,850          $  (51,132)         $  (88,171)
-----------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)       $1,233,512          $2,378,962          $  650,018          $1,449,293
   Financial futures contracts                   23,469              36,709              14,590               4,413
-----------------------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                            $1,256,981          $2,415,671          $  664,608          $1,453,706
-----------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN             $1,314,300          $2,531,521          $  613,476          $1,365,535
-----------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                                $3,032,438          $5,010,472          $1,470,847          $3,205,237
-----------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2001

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED MARCH 31, 2001

                                        CALIFORNIA           FLORIDA         MASSACHUSETTS
  INCREASE (DECREASE) IN NET ASSETS  LIMITED PORTFOLIO  LIMITED PORTFOLIO  LIMITED PORTFOLIO
  ------------------------------------------------------------------------------------------
  From operations --
     Net investment income              $ 1,043,438       $  2,023,629       $  1,997,752
     Net realized loss                     (131,710)          (135,142)          (151,411)
     Net change in unrealized
       appreciation (depreciation)        1,335,861          2,007,137          1,766,969
  ------------------------------------------------------------------------------------------
  NET INCREASE IN NET ASSETS FROM
     OPERATIONS                         $ 2,247,589       $  3,895,624       $  3,613,310
  ------------------------------------------------------------------------------------------
  Capital transactions --
     Contributions                      $ 1,150,227       $  2,659,254       $  1,632,011
     Withdrawals                         (4,488,581)       (12,125,855)       (11,820,707)
  ------------------------------------------------------------------------------------------
  NET DECREASE IN NET ASSETS FROM
     CAPITAL TRANSACTIONS               $(3,338,354)      $ (9,466,601)      $(10,188,696)
  ------------------------------------------------------------------------------------------

  NET DECREASE IN NET ASSETS            $(1,090,765)      $ (5,570,977)      $ (6,575,386)
  ------------------------------------------------------------------------------------------

  Net Assets
  ------------------------------------------------------------------------------------------
  At beginning of year                  $22,603,762       $ 45,022,709       $ 44,189,432
  ------------------------------------------------------------------------------------------
  AT END OF YEAR                        $21,512,997       $ 39,451,732       $ 37,614,046
  ------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2001

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED MARCH 31, 2001

                                        NEW JERSEY          NEW YORK             OHIO           PENNSYLVANIA
  INCREASE (DECREASE) IN NET ASSETS  LIMITED PORTFOLIO  LIMITED PORTFOLIO  LIMITED PORTFOLIO  LIMITED PORTFOLIO
  -------------------------------------------------------------------------------------------------------------
  From operations --
     Net investment income              $ 1,718,138        $ 2,478,951        $   857,371        $ 1,839,702
     Net realized gain (loss)                57,319            115,850            (51,132)           (88,171)
     Net change in unrealized
       appreciation (depreciation)        1,256,981          2,415,671            664,608          1,453,706
  -------------------------------------------------------------------------------------------------------------
  NET INCREASE IN NET ASSETS FROM
     OPERATIONS                         $ 3,032,438        $ 5,010,472        $ 1,470,847        $ 3,205,237
  -------------------------------------------------------------------------------------------------------------
  Capital transactions --
     Contributions                      $ 1,705,814        $ 2,327,210        $   228,623        $ 1,825,648
     Withdrawals                         (6,521,874)        (8,442,369)        (3,916,885)        (8,084,130)
  -------------------------------------------------------------------------------------------------------------
  NET DECREASE IN NET ASSETS FROM
     CAPITAL TRANSACTIONS               $(4,816,060)       $(6,115,159)       $(3,688,262)       $(6,258,482)
  -------------------------------------------------------------------------------------------------------------

  NET DECREASE IN NET ASSETS            $(1,783,622)       $(1,104,687)       $(2,217,415)       $(3,053,245)
  -------------------------------------------------------------------------------------------------------------

  Net Assets
  -------------------------------------------------------------------------------------------------------------
  At beginning of year                  $35,120,916        $51,675,171        $19,005,054        $38,635,018
  -------------------------------------------------------------------------------------------------------------
  AT END OF YEAR                        $33,337,294        $50,570,484        $16,787,639        $35,581,773
  -------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIOS

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED MARCH 31, 2000

                                        CALIFORNIA           FLORIDA         MASSACHUSETTS
  INCREASE (DECREASE) IN NET ASSETS  LIMITED PORTFOLIO  LIMITED PORTFOLIO  LIMITED PORTFOLIO
  ------------------------------------------------------------------------------------------
  From operations --
     Net investment income              $ 1,233,021       $  2,513,979       $  2,336,447
     Net realized gain                       74,516            156,957             55,649
     Net change in unrealized
       appreciation (depreciation)       (1,813,400)        (3,456,340)        (3,187,738)
  ------------------------------------------------------------------------------------------
  NET DECREASE IN NET ASSETS FROM
     OPERATIONS                         $  (505,863)      $   (785,404)      $   (795,642)
  ------------------------------------------------------------------------------------------
  Capital transactions --
     Contributions                      $ 1,647,497       $  6,349,671       $  7,777,378
     Withdrawals                         (7,215,977)       (20,489,768)       (14,335,749)
  ------------------------------------------------------------------------------------------
  NET DECREASE IN NET ASSETS FROM
     CAPITAL TRANSACTIONS               $(5,568,480)      $(14,140,097)      $ (6,558,371)
  ------------------------------------------------------------------------------------------

  NET DECREASE IN NET ASSETS            $(6,074,343)      $(14,925,501)      $ (7,354,013)
  ------------------------------------------------------------------------------------------

  Net Assets
  ------------------------------------------------------------------------------------------
  At beginning of year                  $28,678,105       $ 59,948,210       $ 51,543,445
  ------------------------------------------------------------------------------------------
  AT END OF YEAR                        $22,603,762       $ 45,022,709       $ 44,189,432
  ------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIOS

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED MARCH 31, 2000

                                        NEW JERSEY          NEW YORK             OHIO           PENNSYLVANIA
  INCREASE (DECREASE) IN NET ASSETS  LIMITED PORTFOLIO  LIMITED PORTFOLIO  LIMITED PORTFOLIO  LIMITED PORTFOLIO
  -------------------------------------------------------------------------------------------------------------
  From operations --
     Net investment income              $ 1,867,367       $  2,857,046        $ 1,051,721       $  2,232,351
     Net realized gain (loss)               167,593            231,736             34,583           (216,586)
     Net change in unrealized
       appreciation (depreciation)       (2,210,368)        (3,419,072)        (1,517,327)        (2,749,901)
  -------------------------------------------------------------------------------------------------------------
  NET DECREASE IN NET ASSETS FROM
     OPERATIONS                         $  (175,408)      $   (330,290)       $  (431,023)      $   (734,136)
  -------------------------------------------------------------------------------------------------------------
  Capital transactions --
     Contributions                      $ 3,960,119       $  6,571,148        $ 1,287,987       $  2,854,798
     Withdrawals                         (8,444,486)       (20,438,440)        (4,652,763)       (14,256,336)
  -------------------------------------------------------------------------------------------------------------
  NET DECREASE IN NET ASSETS FROM
     CAPITAL TRANSACTIONS               $(4,484,367)      $(13,867,292)       $(3,364,776)      $(11,401,538)
  -------------------------------------------------------------------------------------------------------------

  NET DECREASE IN NET ASSETS            $(4,659,775)      $(14,197,582)       $(3,795,799)      $(12,135,674)
  -------------------------------------------------------------------------------------------------------------

  Net Assets
  -------------------------------------------------------------------------------------------------------------
  At beginning of year                  $39,780,691       $ 65,872,753        $22,800,853       $ 50,770,692
  -------------------------------------------------------------------------------------------------------------
  AT END OF YEAR                        $35,120,916       $ 51,675,171        $19,005,054       $ 38,635,018
  -------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2001

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                CALIFORNIA LIMITED PORTFOLIO
                                  --------------------------------------------------------
                                                    YEAR ENDED MARCH 31,
                                  --------------------------------------------------------
                                    2001        2000        1999        1998        1997
------------------------------------------------------------------------------------------
Ratios/Supplemental Data
------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                          0.67%       0.66%       0.62%       0.61%       0.63%
   Expenses after custodian
      fee reduction                  0.64%       0.66%       0.61%       0.59%       0.61%
   Net investment income             4.77%       4.84%       4.67%       4.86%       4.98%
Portfolio Turnover                      8%         13%         29%         40%         57%
------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR
   (000'S OMITTED)                $21,513     $22,604     $28,678     $34,297     $43,194
------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2001

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                 FLORIDA LIMITED PORTFOLIO
                                  --------------------------------------------------------
                                                    YEAR ENDED MARCH 31,
                                  --------------------------------------------------------
                                    2001        2000        1999        1998        1997
------------------------------------------------------------------------------------------
Ratios/Supplemental Data
------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                          0.61%       0.62%       0.59%       0.58%       0.59%
   Expenses after custodian
      fee reduction                  0.59%       0.59%       0.57%       0.55%       0.57%
   Net investment income             4.89%       4.87%       4.68%       4.90%       4.90%
Portfolio Turnover                      7%         16%         16%         38%         66%
------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR
   (000'S OMITTED)                $39,452     $45,023     $59,948     $72,241     $92,909
------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2001

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                              MASSACHUSETTS LIMITED PORTFOLIO
                                  --------------------------------------------------------
                                                    YEAR ENDED MARCH 31,
                                  --------------------------------------------------------
                                    2001        2000        1999        1998        1997
------------------------------------------------------------------------------------------
Ratios/Supplemental Data
------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                          0.62%       0.61%       0.60%       0.60%       0.60%
   Expenses after custodian
      fee reduction                  0.59%       0.58%       0.57%       0.56%       0.58%
   Net investment income             5.01%       4.92%       4.67%       4.90%       4.97%
Portfolio Turnover                      8%         15%         19%         46%         60%
------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                       $37,614     $44,189     $51,543     $56,583     $69,670
------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2001

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                NEW JERSEY LIMITED PORTFOLIO
                                  --------------------------------------------------------
                                                    YEAR ENDED MARCH 31,
                                  --------------------------------------------------------
                                    2001        2000        1999        1998        1997
------------------------------------------------------------------------------------------
Ratios/Supplemental Data
------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                          0.63%       0.63%       0.62%       0.62%       0.61%
   Expenses after custodian
      fee reduction                  0.61%       0.60%       0.62%       0.61%       0.58%
   Net investment income             5.06%       5.01%       4.78%       4.91%       4.96%
Portfolio Turnover                     11%         15%         13%         21%         37%
------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                       $33,337     $35,121     $39,781     $45,540     $58,266
------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2001

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                 NEW YORK LIMITED PORTFOLIO
                                  ---------------------------------------------------------
                                                    YEAR ENDED MARCH 31,
                                  ---------------------------------------------------------
                                    2001        2000        1999        1998        1997
-------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                          0.60%       0.61%       0.59%       0.61%        0.58%
   Expenses after custodian
      fee reduction                  0.58%       0.58%       0.59%       0.59%        0.56%
   Net investment income             4.90%       4.95%       4.74%       4.81%        4.87%
Portfolio Turnover                     10%         18%         17%         53%          58%
-------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                       $50,570     $51,675     $65,873     $74,691     $100,014
-------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2001

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                   OHIO LIMITED PORTFOLIO
                                  --------------------------------------------------------
                                                    YEAR ENDED MARCH 31,
                                  --------------------------------------------------------
                                    2001        2000        1999        1998        1997
------------------------------------------------------------------------------------------
Ratios/Supplemental Data
------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                          0.78%       0.69%       0.67%       0.64%       0.68%
   Expenses after custodian
      fee reduction                  0.74%       0.66%       0.64%       0.64%       0.65%
   Net investment income             4.91%       5.00%       4.85%       5.05%       5.20%
Portfolio Turnover                     17%         13%         19%         29%         34%
------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                       $16,788     $19,005     $22,801     $24,216     $28,470
------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2001

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                               PENNSYLVANIA LIMITED PORTFOLIO
                                  --------------------------------------------------------
                                                    YEAR ENDED MARCH 31,
                                  --------------------------------------------------------
                                    2001        2000        1999        1998        1997
------------------------------------------------------------------------------------------
Ratios/Supplemental Data
------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                          0.64%       0.63%       0.62%       0.60%       0.61%
   Expenses after custodian
      fee reduction                  0.61%       0.61%       0.60%       0.58%       0.59%
   Net investment income             5.04%       5.03%       4.83%       5.03%       5.11%
Portfolio Turnover                      6%         11%         16%         36%         51%
------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                       $35,582     $38,635     $50,771     $57,708     $67,876
------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2001

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   California Limited Maturity Municipals Portfolio (California Limited Portfolio), Florida Limited Maturity Municipals Portfolio (Florida Limited Portfolio), Massachusetts Limited Maturity Municipals Portfolio (Massachusetts Limited Portfolio), New Jersey Limited Maturity Municipals Portfolio (New Jersey Limited Portfolio), New York Limited Maturity Municipals Portfolio (New York Limited Portfolio), Ohio Limited Maturity Municipals Portfolio (Ohio Limited Portfolio) and Pennsylvania Limited Maturity Municipals Portfolio (Pennsylvania Limited Portfolio), collectively the Portfolios, are registered under the Investment Company Act of 1940 as diversified open-end management investment companies which were organized as trusts under the laws of the State of New York on May 1, 1992. The Declarations of Trust permit the Trustees to issue interests in the Portfolios. The following is a summary of significant accounting policies of the Portfolios. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuations -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts listed on commodity exchanges are valued at closing settlement prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates fair value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required for federal income tax purposes. The Portfolio will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, effective for fiscal years beginning after December 15, 2000. As required, the Portfolio will begin amortizing market discounts on debt securities effective April 1, 2001. Prior to this date, the Portfolio did not amortize market discounts on debt securities. The cumulative effect of this accounting change will have no impact on the total net assets of the Portfolio. The impact of this accounting change has not been determined but will result in an increase to cost of securities and a corresponding decrease in net unrealized appreciation/depreciation based on securities held as of March 31, 2001.

 C Federal Taxes -- The Portfolios are treated as partnerships for Federal tax purposes. No provision is made by the Portfolios for federal or state taxes on any taxable income of the Portfolios because each investor in the Portfolios is ultimately responsible for the payment of any taxes. Since some of the Portfolios' investors are regulated investment companies that invest all or substantially all of their assets in the Portfolios, the Portfolios normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for their respective investors to satisfy them. The Portfolios will allocate at least annually among their respective investors each investor's distributive share of the Portfolios' net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

   Interest income received by the Portfolios on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from federal income tax when allocated to each Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item for investors.

 D Financial Futures Contracts -- Upon the entering of a financial futures contract, a Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by a Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by a Portfolio. A Portfolio's investment in financial futures contracts is designed for both hedging against anticipated future changes in interest rates and investment purposes. Should interest rates move unexpectedly, a Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

 E Options on Financial Futures Contracts -- Upon the purchase of a put option on a financial futures contract by the Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, the Portfolio will realize a loss in the amount of the cost of the option. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When the Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing put options is limited to the premium originally paid.

 F When-issued and Delayed Delivery Transactions -- The Portfolios may engage in when-issued and delayed delivery transactions. The Portfolios record when-issued securities on trade date and maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on settlement date.

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2001

NOTES TO FINANCIAL STATEMENTS CONT'D

 G Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolios. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances each Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolios' custodian fees are reported as a reduction of total expenses in the Statement of Operations.

 H Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
 I Other -- Investment transactions are accounted for on a trade-date basis.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the year ended March 31, 2001, each Portfolio paid advisory fees as follows:

    PORTFOLIO                                 AMOUNT    EFFECTIVE RATE*
    -----------------------------------------------------------------------
    California Limited                        $101,235                0.46%
    Florida Limited                            192,237                0.46%
    Massachusetts Limited                      186,586                0.47%
    New Jersey Limited                         159,667                0.47%
    New York Limited                           234,924                0.46%
    Ohio Limited                                82,052                0.47%
    Pennsylvania Limited                       171,385                0.47%

 *    As a percentage of average daily net assets.

   Except as to Trustees of the Portfolios who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolios out of such investment adviser fee. Trustees of the Portfolios that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended March 31, 2001, no significant amounts have been deferred.

   Certain of the officers and one Trustee of the Portfolios are officers of the above organizations.

3 Investments
-------------------------------------------
   Purchases and sales of investments, other than U.S. Government securities and short-term obligations, for the year ended March 31, 2001 were as follows:

    CALIFORNIA LIMITED PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $ 1,807,950
    Sales                                       4,252,565

    FLORIDA LIMITED PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $ 2,906,318
    Sales                                      10,943,487

    MASSACHUSETTS LIMITED PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $ 3,043,386
    Sales                                      11,286,384

    NEW JERSEY LIMITED PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $ 3,603,914
    Sales                                       6,879,888

    NEW YORK LIMITED PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $ 5,261,745
    Sales                                       8,318,310

    OHIO LIMITED PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $ 2,931,084
    Sales                                       5,207,785

    PENNSYLVANIA LIMITED PORTFOLIO
    -----------------------------------------------------
    Purchases                                 $ 2,112,945
    Sales                                       7,362,057

4 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned by each Portfolio at March 31, 2001, as computed on a federal income tax basis, are as follows:

    CALIFORNIA LIMITED PORTFOLIO
    -----------------------------------------------------
    AGGREGATE COST                            $20,172,193
    -----------------------------------------------------
    Gross unrealized appreciation             $ 1,090,296
    Gross unrealized depreciation                (108,278)
    -----------------------------------------------------
    NET UNREALIZED APPRECIATION               $   982,018
    -----------------------------------------------------

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2001

NOTES TO FINANCIAL STATEMENTS CONT'D

    FLORIDA LIMITED PORTFOLIO
    -----------------------------------------------------
    AGGREGATE COST                            $37,256,137
    -----------------------------------------------------
    Gross unrealized appreciation             $ 1,718,790
    Gross unrealized depreciation                (439,721)
    -----------------------------------------------------
    NET UNREALIZED APPRECIATION               $ 1,279,069
    -----------------------------------------------------

    MASSACHUSETTS LIMITED PORTFOLIO
    -----------------------------------------------------
    AGGREGATE COST                            $36,015,888
    -----------------------------------------------------
    Gross unrealized appreciation             $ 1,545,025
    Gross unrealized depreciation                (589,784)
    -----------------------------------------------------
    NET UNREALIZED APPRECIATION               $   955,241
    -----------------------------------------------------

    NEW JERSEY LIMITED PORTFOLIO
    -----------------------------------------------------
    AGGREGATE COST                            $31,314,029
    -----------------------------------------------------
    Gross unrealized appreciation             $ 1,638,631
    Gross unrealized depreciation                (119,990)
    -----------------------------------------------------
    NET UNREALIZED APPRECIATION               $ 1,518,641
    -----------------------------------------------------

    NEW YORK LIMITED PORTFOLIO
    -----------------------------------------------------
    AGGREGATE COST                            $48,957,103
    -----------------------------------------------------
    Gross unrealized appreciation             $ 2,704,975
    Gross unrealized depreciation                (298,736)
    -----------------------------------------------------
    NET UNREALIZED APPRECIATION               $ 2,406,239
    -----------------------------------------------------
    OHIO LIMITED PORTFOLIO
    -----------------------------------------------------
    AGGREGATE COST                            $16,332,367
    -----------------------------------------------------
    Gross unrealized appreciation             $   577,086
    Gross unrealized depreciation                (361,302)
    -----------------------------------------------------
    NET UNREALIZED APPRECIATION               $   215,784
    -----------------------------------------------------

    PENNSYLVANIA LIMITED PORTFOLIO
    -----------------------------------------------------
    AGGREGATE COST                            $33,333,801
    -----------------------------------------------------
    Gross unrealized appreciation             $ 1,183,645
    Gross unrealized depreciation                (315,483)
    -----------------------------------------------------
    NET UNREALIZED APPRECIATION               $   868,162
    -----------------------------------------------------

5 Line of Credit
-------------------------------------------
   The Portfolios participate with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. The Portfolios may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds effective rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. At March 31, 2001, the New York Limited Maturity Portfolio had balances outstanding pursuant to this line of credit of $100,000. The Portfolios did not have any significant borrowings or allocated fees during the year ended March 31, 2001.

6 Financial Instruments
-------------------------------------------
   The Portfolios regularly trade in financial instruments with off-balance sheet risk in the normal course of their investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

   A summary of obligations under these financial instruments at March 31, 2001, is as follows:

                                                   FUTURES CONTRACTS
    ---------------------------------------------------------------------------------------------------------------
                                                                                                     NET UNREALIZED
                            EXPIRATION                                                                APPRECIATION
    PORTFOLIO                  DATE          CONTRACTS                                 POSITION      (DEPRECIATION)
    ---------------------------------------------------------------------------------------------------------------
    California          6/01                 10 U.S. Treasury Bond                     Short            $(7,560)
    Florida             6/01                 15 U.S. Treasury Bond                     Short            $ 1,157
    Massachusetts       6/01                 12 U.S. Treasury Bond                     Short            $17,131
    New Jersey          6/01                 8 U.S. Treasury Bond                      Short            $11,421
    New York            6/01                 12 U.S. Treasury Bond                     Short            $17,131
    Ohio                6/01                 6 U.S. Treasury Bond                      Short            $ 8,566
    Pennsylvania        6/01                 14 U.S. Treasury Bond                     Short            $ 4,413

   At March 31, 2001, the Portfolios had sufficient cash and/ or securities to cover margin requirements on open future contracts.

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2001

INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND INVESTORS
OF CALIFORNIA LIMITED MATURITY MUNICIPALS PORTFOLIO, FLORIDA LIMITED MATURITY MUNICIPALS PORTFOLIO, MASSACHUSETTS LIMITED MATURITY MUNICIPALS PORTFOLIO, NEW JERSEY LIMITED MATURITY MUNICIPALS PORTFOLIO, NEW YORK LIMITED MATURITY MUNICIPALS PORTFOLIO, OHIO LIMITED MATURITY MUNICIPALS PORTFOLIO, AND PENNSYLVANIA LIMITED MATURITY MUNICIPALS PORTFOLIO:
--------------------------------------------------

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of California Limited Maturity Municipals Portfolio, Florida Limited Maturity Municipals Portfolio, Massachusetts Limited Maturity Municipals Portfolio, New Jersey Limited Maturity Municipals Portfolio, New York Limited Maturity Municipals Portfolio, Ohio Limited Maturity Municipals Portfolio, and Pennsylvania Limited Maturity Municipals Portfolio (the "Portfolios") as of March 31, 2001, the related statements of operations for the year then ended, the statements of changes in net assets for the years ended March 31, 2001 and 2000, and the supplementary data for each of the years in the five year period ended March 31, 2001. These financial statements and supplementary data are the responsibility of each Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at March 31, 2001 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data present fairly, in all material respects, the financial position of each of the aforementioned Portfolios as of March 31, 2001, the results of their operations, the changes in their net assets and their supplementary data for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
May 4, 2001

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF MARCH 31, 2001

INVESTMENT MANAGEMENT

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS

Officers

Thomas J. Fetter
President

James B. Hawkes
Vice President and Trustee

Robert B. MacIntosh
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Operating Officer,
Hellman, Jordan Management Co., Inc.
President, Jordan Simmons Capital LLC and
Unicorn Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant

LIMITED MATURITY MUNICIPALS PORTFOLIOS

Officers

Thomas J. Fetter
President

James B. Hawkes
Vice President and Trustee

Robert B. MacIntosh
Vice President

William H. Ahern, Jr.
Vice President and Portfolio Manager of
Massachusetts, New Jersey, New York
and Ohio Limited Maturity Municipals
Portfolios

Cynthia J. Clemson
Vice President and Portfolio Manager of
California, Florida, and Pennsylvania
Limited Maturity Municipals Portfolios

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Operating Officer,
Hellman, Jordan Management Co., Inc.
President, Jordan Simmons Capital LLC and
Unicorn Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant

Investment Adviser of the Limited Maturity Municipals Portfolios
Boston Management and Research
The Eaton Vance Building
255 State Street
Boston, MA 02109


Administrator of Eaton Vance Limited Maturity Municipals Funds
Eaton Vance Management
The Eaton Vance Building
255 State Street
Boston, MA 02109


Principal Underwriter
Eaton Vance Distributors, Inc.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260


Custodian
Investors Bank & Trust Company
200 Clarendon Street
Boston, MA 02116


Transfer Agent
PFPC, Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122


Independent Auditors
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116-5022



Eaton Vance Investment Trust
The Eaton Vance Building
255 State Street
Boston, MA 02109

--------------------------------------------------------------------------------
This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its distribution plan, sales charges and expenses. Please read the prospectus carefully before you invest or send money.
--------------------------------------------------------------------------------

442-5/01                                                                 7LTFSRC